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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file
number                              811-08257
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                          GE INSTITUTIONAL FUNDS
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               (Exact name of registrant as specified in charter)


              3001, SUMMER STREET,STAMFORD, CONNECTICUT, 06905
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               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT, INC.,3001, SUMMER STREET,STAMFORD,CONNECTICUT, 06905
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                     (Name and address of agent for service)


Registrant"s telephone number, including area code: 800-242-0134
                                            ----------------------------


Date of fiscal year end: 09/30
                        ---------------------------

Date of reporting period: :  12/31/06
                          -------------------------


ITEM 1. SCHEDULE OF INVESTMENTS

GE INSTITUTIONAL U.S. EQUITY

SCHEDULE OF INVESTMENTS - DECEMBER 31, 2006 (UNAUDITED)


                                                                       NUMBER OF
                                                                          SHARES                            VALUE
-----------------------------------------------------------------------------------------------------------------
COMMON STOCK - 95.2%
-----------------------------------------------------------------------------------------------------------------

CONSUMER DISCRETIONARY - 10.5%
Autozone, Inc.                                                             8,785                     $  1,015,195 (a)
Bed Bath & Beyond, Inc.                                                  166,534                        6,344,945 (a)
Cablevision Systems Corp.                                                 47,872                        1,363,395
Carnival Corp.                                                            88,835                        4,357,357
Comcast Corp. (Class A)                                                  256,578                       10,745,487 (a,h)
Home Depot, Inc.                                                         122,394                        4,915,343
Koninklijke Philips Electronics N.V. ADR                                  69,156                        2,598,883
Liberty Global, Inc. (Series C)                                          104,648                        2,930,144 (a)
Liberty Media Holding Corp - Capital
(Series A)                                                                33,127                        3,245,784 (a)
Liberty Media Holding Corp - Interactive
(Series A)                                                               165,634                        3,572,725 (a)
News Corp. (Class A)                                                      91,302                        1,961,167
Omnicom Group, Inc.                                                       91,066                        9,520,040
Staples, Inc.                                                            132,605                        3,540,553
Starwood Hotels & Resorts Worldwide, Inc.                                 18,754                        1,172,125
Target Corp.                                                              93,977                        5,361,388
Time Warner, Inc.                                                        192,475                        4,192,105
Viacom Inc. (Class B)                                                     32,079                        1,316,201 (a)
                                                                                                       68,152,837

CONSUMER STAPLES - 10.1%
Alberto-Culver Co.                                                        59,717                        1,280,930
Clorox Co.                                                               105,914                        6,794,383
Colgate-Palmolive Co.                                                    125,037                        8,157,414
Diageo PLC ADR                                                            15,793                        1,252,543
General Mills, Inc.                                                       70,045                        4,034,592
Kellogg Co.                                                              100,501                        5,031,080
Kimberly-Clark Corp.                                                      78,895                        5,360,915
PepsiCo, Inc.                                                            290,651                       18,180,220
Procter & Gamble Co.                                                      64,652                        4,155,184
Sally Beauty Holdings, Inc.                                               59,717                          465,793 (a)
Sara Lee Corp.                                                            27,144                          462,262
The Coca-Cola Co.                                                        222,284                       10,725,203
                                                                                                       65,900,519

ENERGY - 8.5%
EOG Resources, Inc.                                                       44,516                        2,780,024
Exxon Mobil Corp.                                                        407,244                       31,207,108 (h)
Halliburton Co.                                                           71,068                        2,206,661
Hess Corp.                                                                73,279                        3,632,440
Occidental Petroleum Corp.                                                75,766                        3,699,654
Schlumberger Ltd.                                                        134,742                        8,510,305
Transocean Inc.                                                           42,103                        3,405,712 (a)
                                                                                                       55,441,904

FINANCIALS - 18.1%
ACE Ltd.                                                                  76,145                        4,612,103
AFLAC Incorporated                                                        52,314                        2,406,444
Allstate Corp.                                                            60,210                        3,920,273
American International Group, Inc.                                       261,603                       18,746,471
AON Corp.                                                                 19,741                          697,647
Bank of America Corp.                                                    335,545                       17,914,748 (h)
Berkshire Hathaway, Inc. (Class B)                                           142                          520,572 (a,j)
BlackRock Inc. (Class A)                                                   7,896                        1,199,402 (j)
CB Richard Ellis Group, Inc. (Class A)                                     3,948                          131,074 (a)
Chubb Corp.                                                               52,314                        2,767,934
Citigroup, Inc.                                                          143,122                        7,971,895
Everest Re Group, Ltd.                                                    21,222                        2,082,090
Federal Home Loan Mortgage Corp.                                          79,951                        5,428,673
Federal National Mortgage Assoc.                                         102,160                        6,067,282
HCC Insurance Holdings, Inc.                                              37,698                        1,209,729
Mellon Financial Corp.                                                   145,096                        6,115,796
Merrill Lynch & Company, Inc.                                             55,926                        5,206,711
Metlife, Inc.                                                            141,148                        8,329,144
Morgan Stanley                                                            21,715                        1,768,253
Prudential Financial, Inc.                                                23,048                        1,978,901
State Street Corp.                                                       105,272                        7,099,544 (e)
SunTrust Banks, Inc.                                                      94,313                        7,964,733
The Bank of New York Company, Inc.                                        19,741                          777,203
US Bancorp                                                                72,236                        2,614,221
                                                                                                      117,530,843

HEALTHCARE - 14.2%
Abbott Laboratories                                                      131,278                        6,394,551
Advanced Medical Optics, Inc.                                              9,766                          343,763 (a,j)
Aetna, Inc.                                                              178,503                        7,707,759
Amgen, Inc.                                                              201,038                       13,732,906 (a)
Baxter International, Inc.                                               132,643                        6,153,309
Boston Scientific Corp.                                                   91,267                        1,567,967 (a)
Bristol-Myers Squibb Co.                                                  15,793                          415,672
DaVita, Inc.                                                              17,273                          982,488 (a)
Eli Lilly & Co.                                                           23,196                        1,208,512
Gilead Sciences, Inc.                                                     25,268                        1,640,651 (a)
GlaxoSmithKline PLC ADR                                                   43,432                        2,291,472
Johnson & Johnson                                                         34,053                        2,248,179
Lincare Holdings Inc.                                                     80,445                        3,204,929 (a)
Medco Health Solutions, Inc.                                              49,353                        2,637,424 (a)
Medtronic Inc.                                                            71,622                        3,832,493
Novartis AG ADR                                                           36,027                        2,069,391
Pfizer Inc.                                                              610,957                       15,823,786
Quest Diagnostics Inc.                                                    12,832                          680,096
Thermo Electron Corp.                                                     29,612                        1,341,128 (a)
UnitedHealth Group, Inc.                                                  47,448                        2,549,381
Wyeth                                                                    307,972                       15,681,934
                                                                                                       92,507,791

INDUSTRIALS - 7.7%
ABB Ltd. ADR                                                             133,252                        2,395,871 (h)
Burlington Northern Santa Fe Corp.                                        13,819                        1,019,980
Cooper Industries Ltd.                                                    17,273                        1,561,997
Corinthian Colleges, Inc.                                                 45,675                          622,550 (a,j)
CSX Corp.                                                                 43,430                        1,495,295
Deere & Co.                                                               34,053                        3,237,419
Dover Corp.                                                              171,352                        8,399,675
Eaton Corp.                                                               45,404                        3,411,657
Emerson Electric Co.                                                      47,970                        2,114,997
General Dynamics Corp.                                                    23,689                        1,761,277
ITT Corp.                                                                 14,312                          813,208
Northrop Grumman Corp.                                                    49,353                        3,341,198
Rockwell Collins, Inc.                                                    10,858                          687,203 (j)
Southwest Airlines Co.                                                   193,955                        2,971,391
Textron Inc.                                                              30,549                        2,864,580
3M Co.                                                                    27,637                        2,153,751
Tyco International Ltd.                                                  153,812                        4,675,885
United Technologies Corp.                                                 96,977                        6,063,002
Waste Management, Inc.                                                     7,403                          272,208
WESCO International, Inc.                                                  9,377                          551,461 (a)
                                                                                                       50,414,605

INFORMATION TECHNOLOGY - 18.6%
Activision, Inc.                                                          59,223                        1,021,004 (a)
Analog Devices, Inc.                                                     131,771                        4,331,313
Automatic Data Processing, Inc.                                           77,978                        3,840,416
Checkfree Corp.                                                           14,806                          594,609 (a)
Cisco Systems, Inc.                                                      439,237                       12,004,347 (a,h)
Dell, Inc.                                                                39,482                          990,603 (a)
eBay, Inc.                                                                55,768                        1,676,944 (a)
EMC Corp.                                                                150,575                        1,987,590 (a,h)
Fidelity National Information Services,
Inc.                                                                      57,756                        2,315,438
First Data Corp.                                                         177,669                        4,534,113
Hewlett-Packard Co.                                                       55,768                        2,297,084
Intel Corp.                                                              207,281                        4,197,440
International Business Machines Corp.                                     60,013                        5,830,263
Intuit Inc.                                                               96,731                        2,951,263 (a)
Lam Research Corp.                                                         2,961                          149,886 (a)
Linear Technology Corp.                                                   42,344                        1,283,870 (j)
Maxim Integrated Products, Inc.                                          126,132                        3,862,162
Microchip Technology Inc.                                                 77,977                        2,549,848
Microsoft Corp.                                                          751,685                       22,445,314 (h)
Molex, Inc. (Class A)                                                    158,915                        4,401,945
National Semiconductor Corp.                                              82,419                        1,870,911
Oracle Corp.                                                             700,807                       12,011,832 (a)
Paychex, Inc.                                                             94,595                        3,740,286
Sun Microsystems, Inc.                                                   113,511                          615,230 (a)
Texas Instruments Incorporated                                           171,747                        4,946,314
Western Union Co.                                                        384,657                        8,624,010
Xerox Corp.                                                                9,871                          167,314 (a)
Yahoo! Inc.                                                              231,139                        5,903,290 (a)
                                                                                                      121,144,639

MATERIALS - 2.6%
Air Products & Chemicals, Inc.                                            14,806                        1,040,566
Barrick Gold Corp.                                                       155,311                        4,768,048
Freeport-McMoRan Copper & Gold Inc.
(Class B)                                                                 34,465                        1,920,735 (j)
Monsanto Co.                                                             123,026                        6,462,556
PAN American Silver Corp.                                                  6,416                          161,491 (a,j)
Praxair, Inc.                                                             35,274                        2,092,806
Vulcan Materials Co.                                                       3,455                          310,501
                                                                                                       16,756,703

TELECOMMUNICATION SERVICES - 1.9%
Alltel Corp.                                                              67,979                        4,111,370
AT&T, Inc.                                                                12,338                          441,083
Sprint Nextel Corp. (Series 1)                                           107,352                        2,027,879
Verizon Communications Inc.                                              108,576                        4,043,370
Vodafone Group, PLC ADR                                                   53,301                        1,480,702
                                                                                                       12,104,404

UTILITIES - 3.0%
American Electric Power Company, Inc.                                     12,338                          525,352
Constellation Energy Group, Inc.                                          53,794                        3,704,793
Dominion Resources, Inc.                                                  49,353                        4,137,755 (j)
Duke Energy Corp.                                                        115,842                        3,847,113
Edison International                                                      52,807                        2,401,662
Entergy Corp.                                                             11,104                        1,025,121
FirstEnergy Corp.                                                         22,998                        1,386,779
FPL Group, Inc.                                                           28,131                        1,530,889
PG&E Corp.                                                                27,356                        1,294,760
                                                                                                       19,854,224

TOTAL COMMON STOCK                                                                                    619,808,469
(COST $554,768,644)

-----------------------------------------------------------------------------------------------------------------
EXCHANGE TRADED FUNDS - 3.0%
-----------------------------------------------------------------------------------------------------------------

Financial Select Sector SPDR Fund                                        107,011                        3,931,584 (o)
Industrial Select Sector SPDR Fund                                       445,120                       15,583,651 (o)

TOTAL EXCHANGE TRADED FUNDS                                                                            19,515,235
(COST $16,555,016)

TOTAL INVESTMENTS IN SECURITIES                                                                       639,323,704
(COST $571,323,660)

-----------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -  3.5%
-----------------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -  2.5%
GEI Short Term Investment Fund
5.56%                                                                 15,879,722                       15,879,722 (d,l)

SHORT-TERM SECURITIES PURCHASED WITH
COLLATERAL FROM SECURITIES ON LOAN - 1.0%
State Street Navigator Securities Lending Prime Portfolio
5.33%                                                                  6,555,689                        6,555,689 (d,e)

TOTAL SHORT-TERM INVESTMENTS                                                                           22,435,411
(COST $22,435,411)

TOTAL INVESTMENTS                                                                                     661,759,115
(COST $593,759,071)

LIABILITIES IN EXCESS OF OTHER ASSETS,
NET - (1.7)%                                                                                          (10,749,452)
                                                                                                   --------------
NET ASSETS  - 100.0%                                                                               $  651,009,663
                                                                                                   ==============


GE INSTITUTIONAL S&P 500 INDEX

SCHEDULE OF INVESTMENTS - DECEMBER 31, 2006 (UNAUDITED)


                                                       NUMBER OF
                                                          SHARES                             VALUE
--------------------------------------------------------------------------------------------------
COMMON STOCK - 97.3%
--------------------------------------------------------------------------------------------------

CONSUMER DISCRETIONARY - 10.3%
Amazon.Com, Inc.                                           3,100                      $    122,326 (a)
Apollo Group, Inc. (Class A)                               1,500                            58,455 (a)
Autonation, Inc.                                           1,468                            31,298 (a)
Autozone, Inc.                                               500                            57,780 (a)
Bed Bath & Beyond, Inc.                                    2,800                           106,680 (a)
Best Buy Company, Inc.                                     4,250                           209,057
Big Lots, Inc.                                             1,100                            25,212 (a)
Black & Decker Corp.                                         700                            55,979
Brunswick Corp.                                              900                            28,710
Carnival Corp.                                             4,600                           225,630
CBS Corp.                                                  8,050                           250,999
Centex Corp.                                               1,300                            73,151
Circuit City Stores, Inc.                                  1,300                            24,674
Clear Channel Communications, Inc.                         5,200                           184,808
Coach, Inc.                                                3,800                           163,248 (a)
Comcast Corp. (Class A)                                   21,459                           908,360 (a)
D.R. Horton, Inc.                                          2,700                            71,523
Darden Restaurants, Inc.                                   1,550                            62,263
Dillard's, Inc. (Class A)                                    500                            17,485
DIRECTV Group, Inc.                                        8,000                           199,520 (a)
Dollar General Corp.                                       3,141                            50,445
Dow Jones & Company, Inc.                                    600                            22,800
Eastman Kodak Co.                                          2,800                            72,240
Family Dollar Stores, Inc.                                 1,500                            43,995
Federated Department Stores Inc.                           5,282                           201,403
Ford Motor Co.                                            19,577                           147,023
Fortune Brands, Inc.                                       1,500                           128,085
Gannett Company, Inc.                                      2,500                           151,150
General Motors Corp.                                       5,912                           181,617
Genuine Parts Co.                                          1,800                            85,374
Goodyear Tire & Rubber Co.                                 1,600                            33,584 (a)
H&R Block, Inc.                                            3,400                            78,336
Harley-Davidson, Inc.                                      2,700                           190,269
Harman International Industries Inc.                         700                            69,937
Harrah's Entertainment, Inc.                               1,900                           157,168
Hasbro, Inc.                                               1,550                            42,237
Hilton Hotels Corp.                                        4,000                           139,600
Home Depot, Inc.                                          20,900                           839,344
IAC/InterActiveCorp.                                       2,400                            89,184 (a)
International Game Technology                              3,500                           161,700
Interpublic Group of Companies, Inc.                       4,500                            55,080 (a)
J.C. Penney Company, Inc.                                  2,300                           177,928
Johnson Controls, Inc.                                     2,000                           171,840
Jones Apparel Group, Inc.                                  1,100                            36,773
KB Home                                                      900                            46,152
Kohl's Corp.                                               3,400                           232,662 (a)
Leggett & Platt, Incorporated                              1,900                            45,410
Lennar Corp. (Class A)                                     1,500                            78,690
Limited Brands, Inc.                                       3,626                           104,936
Liz Claiborne Inc.                                         1,000                            43,460
Lowe's Companies, Inc.                                    15,700                           489,055
Marriott International Inc.
(Class A)                                                  3,400                           162,248
Mattel, Inc.                                               3,700                            83,842
McDonald's Corp.                                          12,789                           566,936
McGraw-Hill Companies Inc.                                 3,600                           244,872
Meredith Corp.                                               400                            22,540
New York Times Co. (Class A)                               1,300                            31,668
Newell Rubbermaid Inc.                                     2,715                            78,599
News Corp. (Class A)                                      24,000                           515,520
Nike Inc. (Class B)                                        1,900                           188,157
Nordstrom, Inc.                                            2,400                           118,416
Office Depot, Inc.                                         3,000                           114,510 (a)
OfficeMax, Inc.                                              800                            39,720
Omnicom Group, Inc.                                        1,800                           188,172
Pulte Homes, Inc.                                          2,100                            69,552
RadioShack Corp.                                           1,200                            20,136
Sears Holdings Corp.                                         829                           139,214 (a)
Snap-On Incorporated                                         500                            23,820
Staples, Inc.                                              7,550                           201,585
Starbucks Corp.                                            7,800                           276,276 (a)
Starwood Hotels & Resorts
Worldwide, Inc.                                            2,100                           131,250
Target Corp.                                               8,800                           502,040
The E.W. Scripps Co. (Class A)                               800                            39,952
The Gap, Inc.                                              5,662                           110,409
The Sherwin-Williams Co.                                   1,100                            69,938
The Stanley Works                                            800                            40,232
The Walt Disney Co.                                       21,200                           726,524
Tiffany & Co.                                              1,400                            54,936
Time Warner, Inc.                                         41,050                           894,069 (h)
TJX Companies, Inc.                                        4,700                           134,044
Tribune Co.                                                1,800                            55,404
Univision Communications Inc.
(Class A)                                                  2,700                            95,634 (a)
VF Corp.                                                     900                            73,872
Viacom Inc. (Class B)                                      7,350                           301,571 (a)
Wendy's International, Inc.                                1,100                            36,399
Whirlpool Corp.                                              771                            64,008
Wyndham Worldwide Corp.                                    2,027                            64,905 (a)
Yum! Brands, Inc.                                          2,800                           164,640
                                                                                        13,890,245

CONSUMER STAPLES - 9.0%
Altria Group, Inc.                                        21,500                         1,845,130 (h)
Anheuser-Busch Companies, Inc.                             7,900                           388,680
Archer-Daniels-Midland Co.                                 6,808                           217,584
Avon Products, Inc.                                        4,700                           155,288
Brown-Forman Corp. (Class B)                                 800                            52,992
Campbell Soup Co.                                          2,300                            89,447
Clorox Co.                                                 1,500                            96,225
Coca-Cola Enterprises, Inc.                                2,700                            55,134
Colgate-Palmolive Co.                                      5,300                           345,772
ConAgra Foods, Inc.                                        5,300                           143,100
Constellation Brands, Inc.
(Class A)                                                  2,000                            58,040 (a)
Costco Wholesale Corp.                                     4,800                           253,776
CVS Corp.                                                  8,500                           262,735
Dean Foods Co.                                             1,300                            54,964 (a)
General Mills, Inc.                                        3,500                           201,600
HJ Heinz Co.                                               3,500                           157,535
Kellogg Co.                                                2,600                           130,156
Kimberly-Clark Corp.                                       4,700                           319,365
McCormick & Company, Inc.                                  1,400                            53,984
Molson Coors Brewing Co. (Class B)                           400                            30,576
Pepsi Bottling Group, Inc.                                 1,400                            43,274
PepsiCo, Inc.                                             16,910                         1,057,721
Procter & Gamble Co.                                      32,595                         2,094,881
Reynolds American Inc.                                     1,700                           111,299
Safeway Inc.                                               4,600                           158,976
Sara Lee Corp.                                             7,906                           134,639
Supervalu Inc.                                             1,989                            71,138
Sysco Corp.                                                6,400                           235,264
The Coca-Cola Co.                                         21,100                         1,018,075 (h)
The Estee Lauder Companies Inc.
(Class A)                                                  1,300                            53,066
The Hershey Co.                                            1,700                            84,660
The Kroger Co.                                             7,500                           173,025
Tyson Foods, Inc. (Class A)                                2,400                            39,480
UST Inc.                                                   1,600                            93,120
Walgreen Co.                                              10,400                           477,256
Wal-Mart Stores, Inc.                                     25,300                         1,168,354
Whole Foods Market, Inc.                                   1,400                            65,702
WM Wrigley Jr. Co.                                         2,300                           118,956
                                                                                        12,110,969

ENERGY - 9.6%
Anadarko Petroleum Corp.                                   4,774                           207,765
Apache Corp.                                               3,412                           226,932
Baker Hughes Incorporated                                  3,370                           251,604
BJ Services Co.                                            2,900                            85,028
Chesapeake Energy Corp.                                    4,300                           124,915
Chevron Corp.                                             22,514                         1,655,454
ConocoPhillips                                            17,016                         1,224,301
Consol Energy, Inc.                                        1,800                            57,834
Devon Energy Corp.                                         4,528                           303,738
El Paso Corp.                                              7,483                           114,340
EOG Resources, Inc.                                        2,600                           162,370
Exxon Mobil Corp.                                         60,016                         4,599,026 (h)
Halliburton Co.                                           10,300                           319,815
Hess Corp.                                                 2,800                           138,796
Kinder Morgan, Inc.                                        1,100                           116,325
Marathon Oil Corp.                                         3,641                           336,793
Murphy Oil Corp.                                           2,000                           101,700
Nabors Industries Ltd.                                     3,100                            92,318 (a)
National Oilwell Varco, Inc.                               1,800                           110,124 (a)
Noble Corp.                                                1,400                           106,610
Occidental Petroleum Corp.                                 8,900                           434,587
Peabody Energy Corp.                                       2,800                           113,148
Rowan Companies, Inc.                                      1,000                            33,200
Schlumberger Ltd.                                         12,200                           770,552
Smith International, Inc.                                  2,000                            82,140
Sunoco, Inc.                                               1,200                            74,832
The Williams Companies, Inc.                               6,200                           161,944
Transocean Inc.                                            3,051                           246,795 (a)
Valero Energy Corp.                                        6,300                           322,308
Weatherford International Ltd.                             3,600                           150,444 (a)
XTO Energy, Inc.                                           3,766                           177,190
                                                                                        12,902,928

FINANCIALS - 21.7%
ACE Ltd.                                                   3,400                           205,938
AFLAC Incorporated                                         5,100                           234,600
Allstate Corp.                                             6,500                           423,215
AMBAC Financial Group, Inc.                                1,050                            93,524
American Express Co.                                      12,500                           758,375 (h)
American International Group, Inc.                        26,838                         1,923,211 (h)
Ameriprise Financial, Inc.                                 2,560                           139,520
AON Corp.                                                  3,100                           109,554
Apartment Investment &
Management Co. (Class A) (REIT)                              900                            50,418
Archstone-Smith Trust (REIT)                               2,300                           133,883
Bank of America Corp.                                     46,156                         2,464,269 (h)
BB&T Corp.                                                 5,600                           246,008
Boston Properties, Inc. (REIT)                             1,200                           134,256
Capital One Financial Corp.                                4,169                           320,263
CB Richard Ellis Group, Inc.
(Class A)                                                  2,000                            66,400 (a)
Charles Schwab Corp.                                      10,700                           206,938
Chicago Mercantile Exchange
Holdings Inc.                                                349                           177,903
Chubb Corp.                                                4,300                           227,513
Cincinnati Financial Corp.                                 1,838                            83,280
CIT Group, Inc.                                            2,100                           117,117
Citigroup, Inc.                                           50,513                         2,813,574
Comerica Incorporated                                      1,550                            90,954
Commerce Bancorp Inc.                                      1,800                            63,486
Compass Bancshares, Inc.                                   1,400                            83,510
Countrywide Financial Corp.                                6,298                           267,350
E*Trade Financial Corp.                                    4,300                            96,406 (a)
Equity Office Properties Trust
(REIT)                                                     3,600                           173,412
Equity Residential (REIT)                                  3,000                           152,250
Federal Home Loan Mortgage Corp.                           7,100                           482,090
Federal National Mortgage Assoc.                          10,000                           593,900
Federated Investors Inc. (Class B)                           900                            30,402
Fifth Third Bancorp                                        5,819                           238,172
First Horizon National Corp.                               1,300                            54,314
Franklin Resources, Inc.                                   1,700                           187,289
Genworth Financial, Inc. (Class A)                         4,500                           153,945
Goldman Sachs Group, Inc.                                  4,350                           867,173
Hartford Financial Services
Group, Inc.                                                3,300                           307,923
Huntington Bancshares
Incorporated                                               2,378                            56,477
Janus Capital Group, Inc.                                  2,000                            43,180
JP Morgan Chase & Co.                                     35,680                         1,723,344
Keycorp                                                    4,200                           159,726
Kimco Realty Corp. (REIT)                                  2,400                           107,880
Legg Mason, Inc.                                           1,300                           123,565
Lehman Brothers Holdings, Inc.                             5,500                           429,660
Lincoln National Corp.                                     3,023                           200,692
Loews Corp.                                                4,700                           194,909
M&T Bank Corp.                                               800                            97,728
Marsh & McLennan Companies, Inc.                           5,700                           174,762
Marshall & Ilsley Corp.                                    2,700                           129,897
MBIA Inc.                                                  1,400                           102,284
Mellon Financial Corp.                                     4,300                           181,245
Merrill Lynch & Company, Inc.                              9,100                           847,210
Metlife, Inc.                                              7,800                           460,278
MGIC Investment Corp.                                        800                            50,032
Moody's Corp.                                              2,500                           172,650
Morgan Stanley                                            10,900                           887,587
National City Corp.                                        6,600                           241,296
Northern Trust Corp.                                       2,000                           121,380
Plum Creek Timber Company, Inc
(REIT)                                                     1,800                            71,730
PNC Financial Services Group,
Inc.                                                       3,100                           229,524
Principal Financial Group, Inc.                            2,800                           164,360
Prologis (REIT)                                            2,500                           151,925
Prudential Financial, Inc.                                 4,900                           420,714
Public Storage, Inc. (REIT)                                1,300                           126,750
Realogy Corp.                                              2,104                            63,793 (a)
Regions Financial Corp.                                    7,473                           279,490
Safeco Corp.                                               1,100                            68,805
Simon Property Group, Inc. (REIT)                          2,300                           232,967
SLM Corp.                                                  4,300                           209,711
Sovereign Bancorp, Inc.                                    3,865                            98,132
State Street Corp.                                         3,400                           229,296 (e)
SunTrust Banks, Inc.                                       3,600                           304,020
Synovus Financial Corp.                                    3,200                            98,656
T Rowe Price Group, Inc.                                   2,600                           113,802
The Bank of New York Company, Inc.                         7,900                           311,023
The Bear Stearns Companies Inc.                            1,220                           198,592
The Progressive Corp.                                      8,000                           193,760
The St. Paul Travelers
Companies, Inc.                                            7,076                           379,910
Torchmark Corp.                                            1,000                            63,760
UnumProvident Corp.                                        3,646                            75,764
US Bancorp                                                18,006                           651,637
Vornado Realty Trust (REIT)                                1,300                           157,950
Wachovia Corp.                                            19,624                         1,117,587
Washington Mutual Inc.                                     9,714                           441,890
Wells Fargo & Co.                                         34,900                         1,241,044
XL Capital Ltd.                                            1,800                           129,636
Zions Bancorporation                                       1,100                            90,684
                                                                                        29,195,029

HEALTHCARE - 11.7%
Abbott Laboratories                                       15,900                           774,489 (h)
Aetna, Inc.                                                5,400                           233,172
Allergan, Inc.                                             1,600                           191,584
AmerisourceBergen Corp.                                    1,944                            87,402
Amgen, Inc.                                               11,976                           818,081 (a)
Applera Corp - Applied
Biosystems Group                                           1,900                            69,711
Barr Pharmaceuticals, Inc.                                 1,000                            50,120 (a)
Bausch & Lomb Inc.                                           500                            26,030
Baxter International, Inc.                                 6,700                           310,813
Becton Dickinson & Co.                                     2,500                           175,375
Biogen Idec, Inc.                                          3,595                           176,838 (a)
Biomet, Inc.                                               2,425                           100,080
Boston Scientific Corp.                                   12,239                           210,266 (a)
Bristol-Myers Squibb Co.                                  20,200                           531,664
C.R. Bard, Inc.                                            1,000                            82,970
Cardinal Health, Inc.                                      4,175                           268,995
Caremark Rx, Inc.                                          4,380                           250,142
Celgene Corp.                                              3,800                           218,614 (a)
Cigna Corp.                                                1,100                           144,727
Coventry Healthcare, Inc.                                  1,700                            85,085 (a)
Eli Lilly & Co.                                           10,100                           526,210 (h)
Express Scripts, Inc.                                      1,400                           100,240 (a)
Forest Laboratories, Inc.                                  3,300                           166,980 (a)
Genzyme Corp.                                              2,700                           166,266 (a)
Gilead Sciences, Inc.                                      4,700                           305,171 (a)
Health Management Associates
Inc. (Class A)                                             2,600                            54,886
Hospira, Inc.                                              1,600                            53,728 (a)
Humana Inc.                                                1,800                            99,558 (a)
IMS Health Inc.                                            1,988                            54,630
Johnson & Johnson                                         29,768                         1,965,283 (h)
King Pharmaceuticals, Inc.                                 2,266                            36,075 (a)
Laboratory Corp of America
Holdings                                                   1,300                            95,511 (a)
Manor Care, Inc.                                             700                            32,844
McKesson Corp.                                             3,144                           159,401
Medco Health Solutions, Inc.                               3,094                           165,343 (a)
Medimmune, Inc.                                            2,600                            84,162 (a)
Medtronic Inc.                                            11,800                           631,418
Merck & Company, Inc.                                     22,300                           972,280
Millipore Corp.                                              500                            33,300 (a)
Mylan Laboratories Inc.                                    2,300                            45,908
Patterson Companies, Inc.                                  1,400                            49,714 (a)
PerkinElmer, Inc.                                          1,100                            24,453
Pfizer Inc.                                               74,169                         1,920,977 (h)
Quest Diagnostics Inc.                                     1,600                            84,800
Schering-Plough Corp.                                     15,300                           361,692
St. Jude Medical, Inc.                                     3,700                           135,272 (a)
Stryker Corp.                                              3,100                           170,841
Tenet Healthcare Corp.                                     4,200                            29,274 (a)
Thermo Electron Corp.                                      4,200                           190,218 (a)
UnitedHealth Group, Inc.                                  13,800                           741,474
Waters Corp.                                               1,000                            48,970 (a)
Watson Pharmaceuticals, Inc.                                 900                            23,427 (a)
WellPoint, Inc.                                            6,400                           503,616 (a)
Wyeth                                                     13,800                           702,696 (h)
Zimmer Holdings, Inc.                                      2,490                           195,166 (a)
                                                                                        15,737,942

INDUSTRIALS - 10.5%
Allied Waste Industries, Inc.                              2,300                            28,267 (a)
American Power Conversion Corp.                            1,600                            48,944
American Standard Companies, Inc.                          1,700                            77,945
Avery Dennison Corp.                                         900                            61,137
Boeing Co.                                                 8,200                           728,488
Burlington Northern Santa Fe Corp.                         3,700                           273,097
Caterpillar, Inc.                                          6,800                           417,044
Cintas Corp.                                               1,300                            51,623
Cooper Industries Ltd.                                       900                            81,387
CSX Corp.                                                  4,400                           151,492
Cummins, Inc.                                                500                            59,090
Danaher Corp.                                              2,500                           181,100
Deere & Co.                                                2,400                           228,168
Dover Corp.                                                2,000                            98,040
Eaton Corp.                                                1,500                           112,710
Emerson Electric Co.                                       8,400                           370,356
Equifax, Inc.                                              1,300                            52,780
FedEx Corp.                                                3,200                           347,584
Fluor Corp.                                                  900                            73,485
General Dynamics Corp.                                     4,200                           312,270
General Electric Co.                                     106,100                         3,947,981 (n,h)
Goodrich Corp.                                             1,200                            54,660
Honeywell International Inc.                               8,450                           382,278
Illinois Tool Works Inc.                                   4,400                           203,236
Ingersoll-Rand Company Ltd.
(Class A)                                                  3,100                           121,303
ITT Corp.                                                  2,000                           113,640
L-3 Communications Holdings, Inc.                          1,300                           106,314
Lockheed Martin Corp.                                      3,700                           340,659
Masco Corp.                                                3,900                           116,493
Monster Worldwide, Inc.                                    1,300                            60,632 (a)
Norfolk Southern Corp.                                     4,100                           206,189
Northrop Grumman Corp.                                     3,584                           242,637
Paccar Inc.                                                2,550                           165,495
Pall Corp.                                                 1,200                            41,460
Parker Hannifin Corp.                                      1,200                            92,256
Pitney Bowes Inc.                                          2,300                           106,237
Raytheon Co.                                               4,600                           242,880
Robert Half International Inc.                             1,700                            63,104
Rockwell Automation, Inc.                                  1,800                           109,944
Rockwell Collins, Inc.                                     1,700                           107,593
RR Donnelley & Sons Co.                                    2,100                            74,634
Ryder System, Inc.                                           600                            30,636
Southwest Airlines Co.                                     8,250                           126,390
Terex Corp.                                                1,000                            64,580 (a)
Textron Inc.                                               1,300                           121,901
3M Co.                                                     7,500                           584,475
Tyco International Ltd.                                   20,666                           628,246
Union Pacific Corp.                                        2,800                           257,656
United Parcel Service Inc.
(Class B)                                                 11,100                           832,278
United Technologies Corp.                                 10,400                           650,208
W.W. Grainger, Inc.                                          700                            48,958
Waste Management, Inc.                                     5,570                           204,809
                                                                                        14,204,769

INFORMATION TECHNOLOGY - 14.7%
ADC Telecommunications, Inc.                                 985                            14,312 (a)
Adobe Systems Incorporated                                 6,000                           246,720 (a)
Advanced Micro Devices, Inc.                               5,800                           118,030 (a)
Affiliated Computer Services, Inc. (Class A)               1,300                            63,492 (a)
Agilent Technologies, Inc.                                 4,255                           148,287 (a)
Altera Corp.                                               3,600                            70,848 (a)
Analog Devices, Inc.                                       3,500                           115,045
Apple Computer, Inc.                                       8,800                           746,592 (a)
Applied Materials, Inc.                                   14,400                           265,680
Autodesk, Inc.                                             2,400                            97,104 (a)
Automatic Data Processing, Inc.                            5,700                           280,725
Avaya, Inc.                                                4,340                            60,673 (a)
BMC Software, Inc.                                         2,200                            70,840 (a)
Broadcom Corp. (Class A)                                   4,900                           158,319 (a)
CA, Inc.                                                   4,350                            98,527
Ciena Corp.                                                  757                            20,977 (a)
Cisco Systems, Inc.                                       62,600                         1,710,858 (a,h)
Citrix Systems, Inc.                                       1,800                            48,690 (a)
Cognizant Technology Solutions
Corp. (Class A)                                            1,400                           108,024 (a)
Computer Sciences Corp.                                    1,700                            90,729 (a)
Compuware Corp.                                            3,500                            29,155 (a)
Comverse Technology, Inc.                                  2,200                            46,442 (a)
Convergys Corp.                                            1,500                            35,670 (a)
Corning Incorporated                                      16,100                           301,231 (a)
Dell, Inc.                                                23,300                           584,597 (a)
eBay, Inc.                                                12,100                           363,847 (a)
Electronic Arts, Inc.                                      3,200                           161,152 (a)
Electronic Data Systems Corp.                              5,400                           148,770
EMC Corp.                                                 22,662                           299,138 (a)
Fidelity National Information
Services, Inc.                                             1,700                            68,153
First Data Corp.                                           7,950                           202,884
Fiserv, Inc.                                               1,700                            89,114 (a)
Google, Inc. (Class A)                                     2,222                         1,023,187 (a)
Hewlett-Packard Co.                                       28,328                         1,166,830
Intel Corp.                                               59,200                         1,198,800 (h)
International Business Machines Corp.                     15,500                         1,505,825 (h)
Intuit Inc.                                                3,600                           109,836 (a)
Jabil Circuit, Inc.                                        1,800                            44,190
JDS Uniphase Corp.                                         1,950                            32,487 (a)
Juniper Networks, Inc.                                     6,000                           113,640 (a)
Kla-Tencor Corp.                                           2,000                            99,500
Lexmark International Inc.
(Class A)                                                  1,000                            73,200 (a)
Linear Technology Corp.                                    3,200                            97,024
LSI Logic Corp.                                            4,100                            36,900 (a)
Maxim Integrated Products, Inc.                            3,200                            97,984
Micron Technology, Inc.                                    8,000                           111,680 (a)
Microsoft Corp.                                           89,000                         2,657,540 (h)
Molex, Inc.                                                1,450                            45,864
Motorola, Inc.                                            25,161                           517,310
National Semiconductor Corp.                               2,900                            65,830
NCR Corp.                                                  1,800                            76,968 (a)
Network Appliance, Inc.                                    3,900                           153,192 (a)
Novell, Inc.                                               3,200                            19,840 (a)
Novellus Systems, Inc.                                     1,400                            48,188 (a)
Nvidia Corp.                                               3,700                           136,937 (a)
Oracle Corp.                                              41,407                           709,716 (a)
Paychex, Inc.                                              3,400                           134,436
PMC - Sierra, Inc.                                         2,100                            14,091 (a)
QLogic Corp.                                               1,600                            35,072 (a)
QUALCOMM, Inc.                                            17,000                           642,430
Sabre Holdings Corp. (Class A)                             1,328                            42,350
SanDisk Corp.                                              2,200                            94,666 (a)
Sanmina-SCI Corp.                                          4,300                            14,835 (a)
Solectron Corp.                                            8,400                            27,048 (a)
Sun Microsystems, Inc.                                    36,400                           197,288 (a)
Symantec Corp.                                             9,659                           201,390 (a)
Symbol Technologies, Inc.                                  2,600                            38,844
Tektronix, Inc.                                              800                            23,336
Tellabs, Inc.                                              4,200                            43,092 (a)
Teradyne, Inc.                                             1,800                            26,928 (a)
Texas Instruments Incorporated                            15,300                           440,640
Unisys Corp.                                               3,600                            28,224 (a)
VeriSign Inc.                                              2,500                            60,125 (a)
Western Union Co.                                          7,950                           178,239
Xerox Corp.                                               10,200                           172,890 (a)
Xilinx, Inc.                                               3,300                            78,573
Yahoo! Inc.                                               12,800                           326,912 (a)
                                                                                        19,828,502

MATERIALS - 2.9%
Air Products & Chemicals, Inc.                             2,300                           161,644
Alcoa, Inc.                                                8,984                           269,610
Allegheny Technologies
Incorporated                                               1,000                            90,680
Ashland, Inc.                                                600                            41,508
Ball Corp.                                                 1,000                            43,600
Bemis Co.                                                  1,000                            33,980
Dow Chemical Co.                                           9,894                           395,166
E.I. du Pont de Nemours and Co.                            9,503                           462,891
Eastman Chemical Co.                                         800                            47,448
Ecolab Inc.                                                1,900                            85,880
Freeport-McMoRan Copper & Gold
Inc. (Class B)                                             2,100                           117,033
Hercules Incorporated                                      1,000                            19,310 (a)
International Flavors &
Fragrances Inc.                                              800                            39,328
International Paper Co.                                    4,775                           162,827
MeadWestvaco Corp.                                         1,800                            54,108
Monsanto Co.                                               5,606                           294,483
Newmont Mining Corp.                                       4,700                           212,205
Nucor Corp.                                                3,200                           174,912
Pactiv Corp.                                               1,300                            46,397 (a)
Phelps Dodge Corp.                                         2,100                           251,412
PPG Industries, Inc.                                       1,800                           115,578
Praxair, Inc.                                              3,300                           195,789
Rohm & Haas Co.                                            1,400                            71,568
Sealed Air Corp.                                             800                            51,936
Sigma-Aldrich Corp.                                          700                            54,404
Temple-Inland Inc.                                         1,000                            46,030
United States Steel Corp.                                  1,200                            87,768
Vulcan Materials Co.                                       1,000                            89,870
Weyerhaeuser Co.                                           2,400                           169,560
                                                                                         3,886,925

TELECOMMUNICATION SERVICES - 3.4%
Alltel Corp.                                               3,800                           229,824
AT&T, Inc.                                                39,489                         1,411,732 (h)
BellSouth Corp.                                           18,900                           890,379
CenturyTel, Inc.                                           1,200                            52,392
Citizens Communications Co.                                3,500                            50,295
Embarq Corp.                                               1,635                            85,936
Qwest Communications
International Inc.                                        16,717                           139,921 (a)
Sprint Nextel Corp. (Series 1)                            29,801                           562,941
Verizon Communications Inc.                               29,966                         1,115,934
Windstream Corp.                                           5,118                            72,778
                                                                                         4,612,132

UTILITIES - 3.5%
Allegheny Energy, Inc.                                     1,600                            73,456 (a)
Ameren Corp.                                               2,200                           118,206
American Electric Power Company, Inc.                      4,140                           176,281
Centerpoint Energy, Inc.                                   3,400                            56,372
CMS Energy Corp.                                           2,300                            38,410 (a)
Consolidated Edison, Inc.                                  2,600                           124,982
Constellation Energy Group, Inc.                           1,900                           130,853
Dominion Resources, Inc.                                   3,684                           308,867
DTE Energy Co.                                             1,800                            87,138
Duke Energy Corp.                                         12,908                           428,675
Dynegy Inc. (Class A)                                      3,800                            27,512 (a)
Edison International                                       3,400                           154,632
Entergy Corp.                                              2,100                           193,872
Exelon Corp.                                               6,850                           423,946
FirstEnergy Corp.                                          3,231                           194,829
FPL Group, Inc.                                            4,200                           228,564
KeySpan Corp.                                              1,800                            74,124
Nicor Inc.                                                   400                            18,720
NiSource Inc.                                              2,747                            66,203
Peoples Energy Corp.                                         300                            13,371
PG&E Corp.                                                 3,600                           170,388
Pinnacle West Capital Corp.                                1,100                            55,759
PPL Corp.                                                  4,000                           143,360
Progress Energy, Inc.                                      2,675                           131,289
Public Service Enterprise Group, Inc.                      2,600                           172,588
Questar Corp.                                                900                            74,745
Sempra Energy                                              2,750                           154,110
TECO Energy, Inc.                                          2,000                            34,460
The AES Corp.                                              6,900                           152,076 (a)
The Southern Co.                                           7,700                           283,822
TXU Corp.                                                  4,800                           260,208
Xcel Energy Inc.                                           4,315                            99,504
                                                                                         4,671,322

TOTAL COMMON STOCK                                                                     131,040,763
(COST $104,465,760)

--------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 2.3%
--------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 2.1%
GEI Short Term Investment Fund
5.56%                                                  2,864,624                         2,864,624  (d,l)
Money Market Obligations Trust
5.20%                                                      8,005                             8,005 (p)
                                                                                         2,872,629
                                                       PRINCIPAL
                                                          AMOUNT
----------------------------------------------------------------
U.S. GOVERNMENT - 0.2%
U.S. Treasury Bill
4.84%                             03/08/07              $200,000                           198,225

TOTAL SHORT-TERM INVESTMENTS                                                             3,070,854
(COST $3,070,854)

TOTAL INVESTMENTS                                                                      134,111,617
(COST $107,536,614)

OTHER ASSETS AND LIABILITIES,
NET - 0.4%                                                                                 559,840
                                                                                     -------------
NET ASSETS  - 100.0%                                                                 $ 134,671,457
                                                                                     =============


--------------------------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------------------------

The GE Institutional S&P 500 Index had the following long futures contracts open at December 31, 2006 (unaudited):

                                                     NUMBER OF       CURRENT        UNREALIZED
DESCRIPTION                       EXPIRATION DATE   CONTRACTS    NOTIONAL VALUE    DEPRECIATION
--------------------------------------------------------------------------------------------------
S&P Mini 500 Index                  March 2007          44         $3,142,480        $(2,745)




GE INSTITUTIONAL VALUE EQUITY

SCHEDULE OF INVESTMENTS - DECEMBER 31, 2006 (UNAUDITED)


                                                              NUMBER OF SHARES                                VALUE
-------------------------------------------------------------------------------------------------------------------
COMMON STOCK - 98.2%
-------------------------------------------------------------------------------------------------------------------

CONSUMER DISCRETIONARY - 8.1%
Bed Bath & Beyond, Inc.                                                 10,738                          $   409,118 (a)
Cablevision Systems Corp.                                               17,356                              494,299
Comcast Corp. (Class A)                                                 21,473                              899,289 (a,j)
Koninklijke Philips Electronics N.V. ADR                                25,066                              941,980
News Corp. (Class A)                                                    33,103                              711,052
Omnicom Group, Inc.                                                     17,308                            1,809,378
Starwood Hotels & Resorts Worldwide, Inc.                                6,798                              424,875
Target Corp.                                                             8,409                              479,734
Time Warner, Inc.                                                       69,784                            1,519,896 (h)
                                                                                                          7,689,621

CONSUMER STAPLES - 10.6%
Alberto-Culver Co.                                                      13,480                              289,146
Clorox Co.                                                              23,906                            1,533,570 (h)
Diageo PLC ADR                                                           5,727                              454,208
General Mills, Inc.                                                     19,147                            1,102,867
Kellogg Co.                                                             19,683                              985,331
Kimberly-Clark Corp.                                                    17,717                            1,203,870
PepsiCo, Inc.                                                           32,564                            2,036,878 (h)
Procter & Gamble Co.                                                    23,443                            1,506,682
Sally Beauty Holdings, Inc.                                             13,480                              105,144 (a)
Sara Lee Corp.                                                           9,844                              167,643
The Coca-Cola Co.                                                       13,240                              638,830
                                                                                                         10,024,169

ENERGY - 7.9%
Exxon Mobil Corp.                                                       59,585                            4,565,999 (h)
Halliburton Co.                                                          9,663                              300,036
Hess Corp.                                                              14,493                              718,418
Occidental Petroleum Corp.                                              15,746                              768,877
Schlumberger Ltd.                                                        7,694                              485,953
Transocean Inc.                                                          8,053                              651,407 (a)
                                                                                                          7,490,690

FINANCIALS - 19.8%
ACE Ltd.                                                                14,857                              899,889
Allstate Corp.                                                          21,830                            1,421,351 (h)
American International Group, Inc.                                      26,216                            1,878,639
AON Corp.                                                                7,160                              253,034
Bank of America Corp.                                                   42,941                            2,292,620 (h)
BlackRock Inc. (Class A)                                                 2,863                              434,890 (j)
CB Richard Ellis Group, Inc. (Class A)                                   1,432                               47,542 (a)
Chubb Corp.                                                             18,968                            1,003,597
Citigroup, Inc.                                                         37,579                            2,093,150 (h)
Federal Home Loan Mortgage Corp.                                        18,788                            1,275,705 (h)
Federal National Mortgage Assoc.                                         8,231                              488,839
Mellon Financial Corp.                                                  32,030                            1,350,065 (h)
Merrill Lynch & Company, Inc.                                           10,199                              949,527
Metlife, Inc.                                                           24,405                            1,440,139
Morgan Stanley                                                           7,870                              640,854
Prudential Financial, Inc.                                               8,357                              717,532
State Street Corp.                                                       6,439                              434,246 (e)
SunTrust Banks, Inc.                                                    10,915                              921,772
The Bank of New York Company, Inc.                                       7,157                              281,771
                                                                                                         18,825,162

HEALTHCARE - 13.9%
Aetna, Inc.                                                             25,415                            1,097,420
Amgen, Inc.                                                             22,372                            1,528,231 (a)
Baxter International, Inc.                                              35,792                            1,660,391
Bristol-Myers Squibb Co.                                                 5,727                              150,735
DaVita, Inc.                                                             6,265                              356,353 (a)
Eli Lilly & Co.                                                          8,409                              438,109
GlaxoSmithKline PLC ADR                                                 15,769                              831,972 (h)
Johnson & Johnson                                                       12,343                              814,885 (h)
Medco Health Solutions, Inc.                                            17,894                              956,255 (a)
Novartis AG ADR                                                         13,062                              750,281
Pfizer Inc.                                                             76,045                            1,969,565 (h)
Quest Diagnostics Inc.                                                   4,649                              246,397
Thermo Electron Corp.                                                   10,739                              486,369 (a)
UnitedHealth Group, Inc.                                                 5,009                              269,134
Wyeth                                                                   33,284                            1,694,821
                                                                                                         13,250,918

INDUSTRIALS - 8.8%
ABB Ltd. ADR                                                            48,312                              868,650
Burlington Northern Santa Fe Corp.                                       5,009                              369,714
Cooper Industries Ltd.                                                   6,263                              566,363
Deere & Co.                                                             12,345                            1,173,639
Eaton Corp.                                                             16,462                            1,236,955 (h)
General Dynamics Corp.                                                   8,589                              638,592
ITT Corp.                                                                5,189                              294,839
Northrop Grumman Corp.                                                  17,893                            1,211,356 (h)
Rockwell Collins, Inc.                                                   3,936                              249,109
Textron Inc.                                                             1,968                              184,539
3M Co.                                                                  10,023                              781,092
Tyco International Ltd.                                                 16,463                              500,475
Waste Management, Inc.                                                   2,683                               98,654
WESCO International, Inc.                                                3,401                              200,013 (a)
                                                                                                          8,373,990

INFORMATION TECHNOLOGY - 17.8%
Analog Devices, Inc.                                                    30,420                              999,905 (h)
Cisco Systems, Inc.                                                     54,574                            1,491,507 (a,h)
First Data Corp.                                                        28,629                              730,612 (h)
Hewlett-Packard Co.                                                     20,220                              832,862
Intel Corp.                                                             39,367                              797,182
International Business Machines Corp.                                   21,758                            2,113,790 (h)
Lam Research Corp.                                                       1,074                               54,366 (a)
Maxim Integrated Products, Inc.                                         25,055                              767,184
Microchip Technology Inc.                                               18,794                              614,564 (j)
Microsoft Corp.                                                        105,571                            3,152,350 (h)
National Semiconductor Corp.                                            29,891                              678,526
Oracle Corp.                                                           118,097                            2,024,183 (a,h)
Sun Microsystems, Inc.                                                  41,152                              223,044 (a)
Texas Instruments Incorporated                                          40,272                            1,159,834
Western Union Co.                                                       45,988                            1,031,051
Xerox Corp.                                                              3,573                               60,562 (a)
Yahoo! Inc.                                                              8,053                              205,674 (a)
                                                                                                         16,937,196

MATERIALS - 2.6%
Air Products & Chemicals, Inc.                                           5,365                              377,052 (h)
Barrick Gold Corp.                                                      31,852                              977,856 (h)
Freeport-McMoRan Copper & Gold Inc.
(Class B)                                                               10,377                              578,310
Monsanto Co.                                                             2,862                              150,341
PAN American Silver Corp.                                                2,327                               58,571 (a,j)
Praxair, Inc.                                                            4,116                              244,202
Vulcan Materials Co.                                                     1,229                              110,450 (j)
                                                                                                          2,496,782

TELECOMMUNICATION SERVICES - 3.3%
Alltel Corp.                                                            13,599                              822,468
AT&T, Inc.                                                               4,474                              159,946
Sprint Nextel Corp. (Series 1)                                          27,914                              527,296
Verizon Communications Inc.                                             39,366                            1,465,990
Vodafone Group, PLC ADR                                                  5,007                              139,095
                                                                                                          3,114,795

UTILITIES - 5.4%
American Electric Power Company, Inc.                                    4,471                              190,375
Constellation Energy Group, Inc.                                        19,505                            1,343,309
Dominion Resources, Inc.                                                17,895                            1,500,317 (j)
Duke Energy Corp.                                                       24,542                              815,040
Edison International                                                    19,152                              871,033
Entergy Corp.                                                            4,025                              371,588
                                                                                                          5,091,662

TOTAL COMMON STOCK                                                                                       93,294,985
(COST $78,918,567)

-------------------------------------------------------------------------------------------------------------------
EXCHANGE TRADED FUNDS - 3.0%
-------------------------------------------------------------------------------------------------------------------

Financial Select Sector SPDR Fund                                       15,497                              569,360 (o)
Industrial Select Sector SPDR Fund                                      63,918                            2,237,769 (h,o)

TOTAL EXCHANGE TRADED FUNDS                                                                               2,807,129
(COST $2,156,211)

TOTAL INVESTMENTS IN SECURITIES                                                                          96,102,114
(COST $81,074,778)

-------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -  5.3%
-------------------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -  1.7%
GEI Short Term Investment Fund
5.56%                                                                1,658,710                            1,658,710 (d,l)

SHORT-TERM SECURITIES PURCHASED WITH
COLLATERAL FROM SECURITIES ON LOAN
-  3.6%
State Street Navigator Securities
Lending Prime Portfolio
5.33%                                                                3,417,892                            3,417,892 (d,e)

TOTAL SHORT-TERM INVESTMENTS                                                                              5,076,602
(COST $5,076,602)

TOTAL INVESTMENTS                                                                                       101,178,716
(COST $86,151,380)

LIABILITIES IN EXCESS OF OTHER
ASSETS, NET - (6.5)%                                                                                     (6,144,249)
                                                                                                      -------------
NET ASSETS - 100.0%                                                                                   $  95,034,467
                                                                                                      =============

-------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
-------------------------------------------------------------------------------------------------------------------

The GE Institutional Value Equity had the following long futures contracts open at December 31, 2006 (unaudited):

                                                                                CURRENT NOTIONAL      UNREALIZED
DESCRIPTION                           EXPIRATION DATE    NUMBER OF CONTRACTS          VALUE          DEPRECIATION
-------------------------------------------------------------------------------------------------------------------
S&P 500 Index Futures                   March 2007               3                 $1,071,300           $(4,425)



GE INSTITUTIONAL SMALL-CAP EQUITY

SCHEDULE OF INVESTMENTS - DECEMBER 31, 2006 (UNAUDITED)


                                                                                   NUMBER OF
                                                                                      SHARES                          VALUE
---------------------------------------------------------------------------------------------------------------------------
COMMON STOCK - 93.5%
---------------------------------------------------------------------------------------------------------------------------

CONSUMER DISCRETIONARY - 12.5%
ACCO Brands Corp.                                                                      2,100                   $     55,587 (a,j)
Aeropostale, Inc.                                                                    239,400                      7,390,278 (a)
American Eagle Outfitters                                                            112,600                      3,514,246 (j)
Arbitron, Inc.                                                                       286,900                     12,462,936 (j)
Bright Horizons Family Solutions, Inc.                                               233,800                      9,038,708 (a)
CBRL Group, Inc.                                                                     133,000                      5,953,080 (j)
Finish Line (Class A)                                                                307,400                      4,389,672
Interactive Data Corp.                                                               588,300                     14,142,732
Pool Corp.                                                                           251,700                      9,859,089 (j)
RARE Hospitality International, Inc.                                                  71,100                      2,341,323 (a,j)
The Talbots, Inc.                                                                    153,500                      3,699,350 (j)
Timberland Co. (Class A)                                                             147,600                      4,661,208 (a,j)
Triarc Companies, Inc. (Class A)                                                     182,500                      3,967,550 (j)
Triarc Companies, Inc. (Class B)                                                     324,500                      6,490,000 (j)
                                                                                                                 87,965,759

CONSUMER STAPLES - 2.9%
Central European Distribution Corp.                                                  362,450                     10,764,765 (a,j)
Smithfield Foods, Inc.                                                               360,000                      9,237,600 (a,j)
                                                                                                                 20,002,365

ENERGY - 6.4%
Dril-Quip Inc.                                                                       211,500                      8,282,340 (a)
Hydril Co.                                                                           166,700                     12,534,173 (a,j)
Oil States International, Inc.                                                       514,100                     16,569,443 (a)
St. Mary Land & Exploration Co.                                                      203,900                      7,511,676 (j)
                                                                                                                 44,897,632

FINANCIALS - 17.7%
BioMed Realty Trust, Inc. (REIT)                                                     546,900                     15,641,340
Cullen/Frost Bankers, Inc.                                                            99,900                      5,576,418
DCT Industrial Trust, Inc. (REIT)                                                     74,200                        875,560
Federal Realty Investment Trust (REIT)                                                58,419                      4,965,615
Global Cash Access Holdings, Inc.                                                    645,400                     10,474,842 (a,j)
HCC Insurance Holdings, Inc.                                                         507,050                     16,271,234
Hilb Rogal & Hobbs Co.                                                               320,400                     13,495,248
Jones Lang LaSalle Inc.                                                              113,200                     10,433,644
Omega Healthcare Investors, Inc. (REIT)                                              768,600                     13,619,592
Raymond James Financial, Inc.                                                        407,575                     12,353,598
Sandy Spring Bancorp, Inc.                                                           118,300                      4,516,694 (j)
Sterling Bancorp                                                                     170,477                      3,358,397 (j)
Webster Financial Corp.                                                              148,300                      7,225,176
Westamerica Bancorporation                                                           102,000                      5,164,260 (j)
                                                                                                                123,971,618

HEALTHCARE - 7.9%
Computer Programs and Systems, Inc.                                                  295,400                     10,040,646 (j)
Immunicon Corp.                                                                      400,400                      1,329,328 (a,j)
KV Pharmaceutical Co. (Class A)                                                      494,500                     11,759,210 (a,j)
Medical Action Industries Inc.                                                       113,500                      3,659,240 (a)
Molina Healthcare, Inc.                                                              174,000                      5,656,740 (a,j)
Salix Pharmaceuticals Ltd.                                                           374,000                      4,551,580 (a,j)
Thoratec Corp.                                                                       329,500                      5,792,610 (a,j)
Varian, Inc.                                                                         287,900                     12,895,041 (a)
                                                                                                                 55,684,395

INDUSTRIALS - 26.4%
ADESA, Inc.                                                                          610,000                     16,927,500
Comfort Systems USA, Inc.                                                            739,500                      9,347,280
DRS Technologies, Inc.                                                               410,400                     21,619,872 (j)
EDO Corp.                                                                            126,000                      2,991,240 (j)
Genesee & Wyoming Inc. (Class A)                                                     629,549                     16,519,353 (a,j)
Harsco Corp.                                                                         225,300                     17,145,330
Herman Miller Inc.                                                                   418,900                     15,231,204
Matthews International Corp. (Class A)                                               212,200                      8,350,070 (j)
Mueller Industries, Inc.                                                             301,600                      9,560,720 (j)
NCI Building Systems, Inc.                                                           179,700                      9,299,475 (a,j)
Old Dominion Freight Line                                                            269,200                      6,479,644 (a,j)
Oshkosh Truck Corp.                                                                  257,700                     12,477,834
Quanta Services, Inc.                                                                662,700                     13,035,309 (a,j)
RailAmerica, Inc.                                                                     42,700                        686,616 (a)
Teledyne Technologies Inc.                                                           338,400                     13,579,992 (a)
Woodward Governor Co.                                                                296,300                     11,766,073
                                                                                                                185,017,512

INFORMATION TECHNOLOGY - 14.5%
Blackbaud, Inc.                                                                      294,000                      7,644,000
CommScope, Inc.                                                                      211,800                      6,455,664 (a,j)
Digital Insight Corp.                                                                102,300                      3,937,527 (a)
Kronos Inc.                                                                          213,700                      7,851,338 (a)
Micros Systems, Inc.                                                                 326,600                     17,211,820 (a)
Mobility Electronics, Inc.                                                           626,200                      2,097,770 (a,j)
MoneyGram International, Inc.                                                        549,300                     17,226,048
Parametric Technology Corp.                                                          966,480                     17,415,970 (a)
Photon Dynamics, Inc.                                                                315,100                      3,683,519 (a)
Rudolph Technologies, Inc.                                                           620,700                      9,881,544 (a,j)
Semtech Corp.                                                                        379,300                      4,957,451 (a)
Zebra Technologies Corp. (Class A)                                                   105,700                      3,677,303 (a,j)
                                                                                                                102,039,954

MATERIALS - 3.6%
Commercial Metals Co.                                                                567,200                     14,633,760
Packaging Corporation of America                                                     361,200                      7,982,520
Pioneer Drilling Co.                                                                 211,700                      2,811,376 (a)
                                                                                                                 25,427,656

UTILITIES - 1.6%
IDACORP, Inc.                                                                        281,500                     10,879,975 (j)

TOTAL COMMON STOCK                                                                                              655,886,866
(COST $615,823,725)

--------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 27.8%
--------------------------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 8.2%
GEI Short Term Investment Fund
5.56%                                                                             57,740,561                     57,740,561 (d,l)

SHORT-TERM SECURITIES PURCHASED WITH
COLLATERAL FROM SECURITIES ON LOAN - 19.6%
State Street Navigator Securities Lending Prime Portfolio
5.33%                                                                            137,079,526                    137,079,526 (d,e)

TOTAL SHORT-TERM INVESTMENTS                                                                                    194,820,087
(COST $194,820,087)

TOTAL INVESTMENTS                                                                                               850,706,953
(COST $810,643,812)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (21.3)%                                                           (149,325,029)
                                                                                                             --------------
NET ASSETS  - 100.0%                                                                                         $  701,381,924
                                                                                                             ==============



GE INSTITUTIONAL INTERNATIONAL EQUITY

SCHEDULE OF INVESTMENTS - DECEMBER 31, 2006 (UNAUDITED)

                                                                    NUMBER OF
                                                                       SHARES                                  VALUE
--------------------------------------------------------------------------------------------------------------------
COMMON STOCK - 95.8%
--------------------------------------------------------------------------------------------------------------------

AUSTRALIA - 0.8%
Brambles Ltd.                                                         479,433                           $  4,848,315 (a)
Paladin Resources Ltd.                                              1,319,244                              9,254,467 (a,j)
                                                                                                          14,102,782

BRAZIL - 1.3%
Petroleo Brasileiro S.A. ADR                                          242,838                             22,525,653

CANADA - 2.6%
Canadian National Railway Co.                                         423,440                             18,219,164 (j)
EnCana Corp.                                                           50,397                              2,323,883 (j)
Potash Corp of Saskatchewan                                           166,867                             23,946,702 (j)
                                                                                                          44,489,749

CHINA - 0.7%
China Petroleum & Chemical Corp.                                   12,706,000                             11,762,924

DENMARK - 0.5%
Group 4 Securicor PLC                                               2,265,574                              8,335,947

EGYPT - 0.6%
Orascom Construction Industries                                       204,591                              9,883,417

FINLAND -10.7%
Accor S.A.                                                             57,922                              4,483,440 (j)
Alstom                                                                  6,469                                876,067 (a)
AXA S.A.                                                              398,128                             16,101,496 (j)
BNP Paribas                                                           285,272                             31,090,789 (h,j)
Carrefour S.A.                                                         73,719                              4,465,809 (j)
Credit Agricole S.A.                                                  236,789                              9,948,029 (j)
France Telecom S.A.                                                    61,750                              1,705,889 (j)
Lagardere SCA (Regd.)                                                  36,624                              2,945,950 (j)
LVMH Moet Hennessy Louis Vuitton S.A.                                 134,097                             14,137,326 (j)
Nokia OYJ                                                           1,392,494                             28,424,578
Renault S.A.                                                           13,452                              1,614,202 (j)
Sanofi-Aventis                                                         52,562                              4,848,298
Suez S.A.                                                             167,337                              8,656,454
Total S.A.                                                            358,173                             25,811,471 (j)
Veolia Environnement                                                  346,601                             26,691,464 (j)
                                                                                                         181,801,262

GERMANY - 6.7%
Allianz AG (Regd.)                                                     79,134                             16,149,221
BASF AG                                                                88,664                              8,634,308
Bayer AG                                                              235,808                             12,643,160
E.ON AG                                                               206,887                             28,053,224 (h)
Linde AG                                                              157,323                             16,235,355
Metro AG                                                              120,404                              7,670,218
RWE AG                                                                 68,507                              7,543,123
Siemens AG (Regd.)                                                    171,206                             16,963,674
                                                                                                         113,892,283

GREECE - 0.4%
Hellenic Telecommunications
Organization S.A.                                                     203,517                              6,108,051

HONG KONG - 1.6%
Hongkong Land Holdings Ltd.                                         2,223,992                              8,851,488
Jardine Matheson Holdings Ltd.                                        341,231                              7,302,343
Sun Hung Kai Properties Ltd.                                        1,003,035                             11,529,953
                                                                                                          27,683,784

INDIA - 1.0%
ICICI Bank Ltd.                                                       564,003                             11,377,544
ICICI Bank Ltd. ADR                                                     9,580                                399,869
Larsen & Toubro Ltd.                                                  182,998                              5,982,786
                                                                                                          17,760,199

ITALY - 5.4%
Banca Intesa S.p.A.                                                 2,733,483                             21,086,378 (j)
ENI S.p.A.                                                            193,247                              6,492,948 (j)
Saipem S.p.A.                                                       1,262,202                             32,855,324 (j)
UniCredito Italiano S.p.A.                                          3,637,944                             31,853,256 (j)
                                                                                                          92,287,906

JAPAN - 21.3%
Asahi Glass Company Ltd.                                            1,055,035                             12,661,660 (j)
Bank of Yokohama Ltd.                                               1,594,768                             12,473,868
Chiyoda Corp.                                                         757,427                             14,811,002 (j)
East Japan Railway Co.                                                  2,628                             17,533,968
Hoya Corp.                                                            530,600                             20,662,028
Komatsu Ltd.                                                          713,734                             14,465,760 (j)
Kubota Corp.                                                          385,000                              3,560,656
Mitsubishi Estate Company Ltd.                                      1,242,857                             32,126,218
Mitsubishi Heavy Industries Ltd.                                      624,000                              2,833,150
Mitsubishi UFJ Financial Group, Inc.                                    2,754                             33,975,746
Mitsui Sumitomo Insurance Company Ltd.                              1,009,000                             11,025,286
Nidec Corp.                                                           310,104                             23,943,240 (j)
Nomura Holdings, Inc.                                               1,931,187                             36,385,505 (j)
Sekisui Chemical Company Ltd.                                       1,590,954                             12,671,020
Seven & I Holdings Company Ltd.                                       430,200                             13,358,567
Shiseido Company Ltd.                                                 814,000                             17,625,110 (j)
SMC Corp.                                                              55,358                              7,842,248
Sumitomo Realty & Development
Company Ltd.                                                          362,000                             11,605,388 (j)
Toray Industries Inc.                                               3,701,992                             27,713,288 (j)
Toyota Motor Corp.                                                    526,165                             35,149,792
                                                                                                         362,423,500

MALAYSIA - 0.1%
Malaysia International Shipping
Corp. BHD                                                             282,078                                711,591

MEXICO - 0.7%
America Movil S.A. de C.V. ADR
(Series L)                                                            274,593                             12,417,096

NETHERLANDS - 3.0%
ING Groep N.V.                                                        404,381                             17,911,439
Koninklijke Philips Electronics N.V.                                  870,708                             32,802,921
                                                                                                          50,714,360

NORWAY - 2.9%
Acergy S.A.                                                           918,229                             17,696,962 (a)
Orkla ASA                                                             102,461                              5,808,978
Telenor ASA                                                         1,389,854                             26,172,699
                                                                                                          49,678,639

RUSSIA - 0.1%
Mobile Telesystems OJSC ADR                                            20,454                              1,026,586

SINGAPORE - 2.4%
CapitaLand Ltd.                                                     3,791,000                             15,319,168
Singapore Telecommunications Ltd.                                  11,957,500                             25,562,537
                                                                                                          40,881,705

SOUTH AFRICA - 0.7%
MTN Group, Ltd.                                                       963,759                             11,659,560

SOUTH KOREA - 2.0%
Kookmin Bank                                                          223,195                             17,975,597 (a)
Samsung Electronics Company Ltd.                                       24,380                             16,069,828
                                                                                                          34,045,425

SPAIN - 1.5%
Banco Santander Central Hispano S.A. (Regd.)                        1,351,695                             25,203,326 (j)

SWEDEN - 1.9%
Sandvik AB                                                          1,343,892                             19,540,736
Telefonaktiebolaget LM Ericsson
(Series B)                                                          3,280,947                             13,257,078
                                                                                                          32,797,814

SWITZERLAND - 11.4%
ABB Ltd. (Regd.)                                                    1,373,957                             24,593,234
Adecco S.A. (Regd.)                                                   144,587                              9,860,627
Credit Suisse Group, (Regd.)                                          401,089                             28,010,844 (h)
Holcim Ltd. (Regd.)                                                    94,456                              8,643,184
Nestle S.A. (Regd.)                                                    90,121                             31,967,226 (h)
Novartis AG (Regd.)                                                   493,111                             28,378,019
Roche Holding AG                                                      231,156                             41,375,920
Swiss Reinsurance                                                     121,386                             10,301,949
Syngenta AG (Regd)                                                     62,853                             11,672,626
                                                                                                         194,803,629

TAIWAN - 1.0%
Taiwan Semiconductor Manufacturing
Company Ltd.                                                        8,383,574                             17,366,618

UNITED KINGDOM - 14.5%
BG Group, PLC                                                         833,363                             11,302,945
BHP Billiton PLC                                                    1,879,647                             34,377,932 (h)
Diageo PLC                                                            946,353                             18,567,845
GlaxoSmithKline PLC                                                   787,447                             20,713,083 (h)
Group 4 Securicor PLC                                               2,205,724                              8,115,834
Lloyds TSB Group, PLC                                               1,410,601                             15,777,732
National Grid PLC                                                     407,781                              5,881,913
Prudential PLC                                                      1,451,951                             19,877,594
Reed Elsevier PLC                                                     849,562                              9,319,548 (h)
Rio Tinto PLC (Regd.)                                                 323,055                             17,185,021
Royal Bank of Scotland Group, PLC                                     909,613                             35,480,367
Smiths Group, PLC                                                     590,030                             11,449,617 (h)
Tesco PLC                                                           2,451,916                             19,411,016 (h)
Vodafone Group, PLC                                                 6,862,222                             19,004,014
                                                                                                         246,464,461

TOTAL COMMON STOCK                                                                                     1,630,828,267
(COST $1,293,424,704)

--------------------------------------------------------------------------------------------------------------------
PREFERRED STOCK - 1.8%
--------------------------------------------------------------------------------------------------------------------

All America Latina Logistica S.A.                                     173,000                              1,796,445
Cia Vale do Rio Doce ADR                                            1,064,850                             27,952,313
(COST $23,809,113)                                                                                        29,748,758

TOTAL INVESTMENTS IN SECURITIES                                                                        1,660,577,025
(COST $1,317,233,817)

--------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 17.3%
--------------------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 4.0%
GEI Short Term Investment Fund
5.56%                                                              68,571,622                             68,571,622 (d,l)

SHORT-TERM SECURITIES PURCHASED WITH
COLLATERAL FROM SECURITIES ON LOAN -
13.3%
State Street Navigator Securities
Lending Prime Portfolio
5.33%                                                             226,748,078                            226,748,078 (d,e)

TOTAL SHORT-TERM INVESTMENTS                                                                             295,319,700
(COST $295,319,700)

TOTAL INVESTMENTS                                                                                      1,955,896,725
(COST $1,612,553,517)

LIABILITIES IN EXCESS OF OTHER
ASSETS, NET - (14.9)%                                                                                   (252,959,603)

                                                                                                      --------------
NET ASSETS  - 100.0%                                                                                  $1,702,937,122
                                                                                                      ==============


--------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------------------------------------------

The GE Institutional International Equity was invested in the following sectors at December 31, 2006 (unaudited):

                                                                                                  PERCENTAGE (BASED
SECTOR                                                                                            ON MARKET VALUE)
--------------------------------------------------------------------------------------------------------------------
Financials                                                                                              25.01%
Short-Term                                                                                              15.10%
Industrials                                                                                             11.28%
Materials                                                                                                9.66%
Energy                                                                                                   7.16%
Information Technology                                                                                   6.12%
Consumer Discretionary                                                                                   5.79%
Consumer Staples                                                                                         5.78%
Telecommunication Services                                                                               5.30%
Healthcare                                                                                               4.87%
Utilities                                                                                                3.93%
                                                                                                       -------
                                                                                                       100.00%
                                                                                                       =======

GE INSTITUTIONAL PREMIER GROWTH EQUITY

SCHEDULE OF INVESTMENTS - DECEMBER 31, 2006 (UNAUDITED)


                                                                   NUMBER OF SHARES                             VALUE
---------------------------------------------------------------------------------------------------------------------
COMMON STOCK - 95.8%
---------------------------------------------------------------------------------------------------------------------

CONSUMER DISCRETIONARY - 20.2%
Bed Bath & Beyond, Inc.                                                     562,917                     $  21,447,138 (a)
Carnival Corp.                                                              414,781                        20,345,008 (j)
Comcast Corp. (Class A)                                                     511,069                        21,403,570 (a)
Home Depot, Inc.                                                            377,747                        15,170,319
Liberty Global, Inc. (Series C)                                             696,239                        19,494,692 (a)
Liberty Media Holding Corp - Capital
(Series A)                                                                  127,230                        12,465,995 (a)
Liberty Media Holding Corp - Interactive
(Series A)                                                                  684,699                        14,768,957 (a)
                                                                                                          125,095,679

ENERGY - 5.7%
Schlumberger Ltd.                                                           318,492                        20,115,955
Transocean Inc.                                                             188,133                        15,218,078 (a)
                                                                                                           35,334,033

FINANCIALS - 14.6%
AFLAC Incorporated                                                          414,781                        19,079,926 (h)
CB Richard Ellis Group, Inc.
(Class A)                                                                   343,675                        11,410,010 (a)
Federal National Mortgage Assoc.                                            177,763                        10,557,345
SLM Corp.                                                                   474,035                        23,118,687
State Street Corp.                                                          386,635                        26,074,664 (e)
                                                                                                           90,240,632

HEALTHCARE - 18.7%
Amgen, Inc.                                                                 327,380                        22,363,328 (a)
Johnson & Johnson                                                           162,950                        10,757,959
Lincare Holdings Inc.                                                       392,560                        15,639,590 (a)
Medtronic Inc.                                                              429,594                        22,987,575
UnitedHealth Group, Inc.                                                    411,818                        22,126,981
Zimmer Holdings, Inc.                                                       272,570                        21,364,037 (a)
                                                                                                          115,239,470

INDUSTRIALS - 3.8%
Dover Corp.                                                                 476,998                        23,382,442

INFORMATION TECHNOLOGY - 29.1%
Analog Devices, Inc.                                                        300,716                         9,884,535 (j)
Cisco Systems, Inc.                                                         925,850                        25,303,480 (a)
eBay, Inc.                                                                  431,076                        12,962,455 (a)
First Data Corp.                                                            192,577                         4,914,565
Intuit Inc.                                                                 503,662                        15,366,728 (a)
Linear Technology Corp.                                                     275,533                         8,354,161
Microsoft Corp.                                                             599,951                        17,914,537
Molex, Inc. (Class A)                                                       777,713                        21,542,650
Paychex, Inc.                                                               437,002                        17,279,059
QUALCOMM, Inc.                                                              333,307                        12,595,672
Western Union Co.                                                           696,239                        15,609,678
Yahoo! Inc.                                                                 718,459                        18,349,443 (a)
                                                                                                          180,076,963

MATERIALS - 3.7%
Monsanto Co.                                                                429,594                        22,566,573

TOTAL INVESTMENTS IN SECURITIES                                                                           591,935,792
(COST $519,766,812)

---------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 4.2%
---------------------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 3.6%
GEI Short Term Investment Fund
5.56%                                                                    22,452,473                        22,452,473  (d,l)

SHORT-TERM SECURITIES PURCHASED WITH
COLLATERAL FROM SECURITIES ON LOAN - 0.6%
State Street Navigator Securities Lending Prime Portfolio
5.33%                                                                     3,463,010                         3,463,010  (d,e)

TOTAL SHORT-TERM INVESTMENTS                                                                               25,915,483
(COST $25,915,483)

TOTAL INVESTMENTS                                                                                         617,851,275
(COST $545,682,295)

LIABILITIES IN EXCESS OF OTHER ASSETS,
NET - (0.0)%*                                                                                                 (49,325)
                                                                                                       --------------
NET ASSETS  - 100.0%                                                                                   $  617,801,950
                                                                                                       ==============


---------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
---------------------------------------------------------------------------------------------------------------------

The GE Institutional Premier Growth Equity Fund had the following long futures contracts open at December 31, 2006 (unaudited):

                                                                                       CURRENT         UNREALIZED
DESCRIPTION                                EXPIRATION DATE    NUMBER OF CONTRACTS   NOTIONAL VALUE    DEPRECIATION
---------------------------------------------------------------------------------------------------------------------
S&P 500 Index Futures                        March 2007               12              $4,285,200         $(150)


GE INSTITUTIONAL STRATEGIC INVESTMENT FUND

SCHEDULE OF INVESTMENTS - DECEMBER 31, 2006 (UNAUDITED)

                                                                           NUMBER OF
                                                                              SHARES                              VALUE
-----------------------------------------------------------------------------------------------------------------------
DOMESTIC EQUITY - 43.1%
-----------------------------------------------------------------------------------------------------------------------

COMMON STOCK - 43.1%

CONSUMER DISCRETIONARY - 6.0%
Bed Bath & Beyond, Inc.                                                       68,069                      $   2,593,429 (a,h)
Boyd Gaming Corp.                                                              3,517                            159,355
Carnival Corp.                                                                50,614                          2,482,617 (j)
Comcast Corp. (Class A)                                                       84,357                          3,532,871 (a,h)
Global Cash Access Holdings, Inc.                                             19,045                            309,100 (a)
Home Depot, Inc.                                                              69,735                          2,800,558 (h)
Liberty Global, Inc. (Series C)                                               30,536                            855,008 (a)
Liberty Media Holding Corp - Capital
(Series A)                                                                    18,874                          1,849,275 (a)
Liberty Media Holding Corp - Interactive
(Series A)                                                                    94,372                          2,035,604 (a)
Life Time Fitness, Inc.                                                        4,848                            235,176 (a,j)
Omnicom Group, Inc.                                                           16,871                          1,763,694
O'Reilly Automotive, Inc.                                                      9,838                            315,406 (a,j)
Pulte Homes, Inc.                                                              7,096                            235,020
Regal Entertainment Group, (Class A)                                          17,030                            363,080 (j)
Staples, Inc.                                                                 41,473                          1,107,329
Starwood Hotels & Resorts Worldwide, Inc.                                      5,330                            333,125
Target Corp.                                                                  16,871                            962,491
The Cheesecake Factory                                                        11,704                            287,918 (a,j)
The E.W. Scripps Co. (Class A)                                                 9,038                            451,358 (j)
Univision Communications Inc.
(Class A)                                                                      6,594                            233,559 (a)
Viacom Inc. (Class B)                                                         18,277                            749,905 (a)
Williams-Sonoma, Inc.                                                          9,236                            290,380 (j)
                                                                                                             23,946,258

CONSUMER STAPLES - 3.9%
Alberto-Culver Co.                                                            12,975                            278,314
Clorox Co.                                                                    27,014                          1,732,948
Colgate-Palmolive Co.                                                         54,793                          3,574,695 (h)
PepsiCo, Inc.                                                                 80,140                          5,012,757 (h)
Sally Beauty Holdings, Inc.                                                   17,665                            137,787 (a)
The Coca-Cola Co.                                                             81,545                          3,934,546 (h)
The Hershey Co.                                                                  138                              6,872 (j)
The Kroger Co.                                                                 9,952                            229,593
Weight Watchers International Inc.                                             8,973                            471,352
                                                                                                             15,378,864

ENERGY - 3.8%
Dresser-Rand Group, Inc.                                                      12,396                            303,330 (a)
EOG Resources, Inc.                                                           21,972                          1,372,151
Exxon Mobil Corp.                                                             95,043                          7,283,145 (h)
GlobalSantaFe Corp.                                                            7,553                            443,965
Halliburton Co.                                                               25,307                            785,782
Hess Corp.                                                                     7,902                            391,702
Peabody Energy Corp.                                                           7,376                            298,064
Schlumberger Ltd.                                                             57,364                          3,623,110 (h)
Valero Energy Corp.                                                            3,504                            179,265
Weatherford International Ltd.                                                 7,789                            325,502 (a)
                                                                                                             15,006,016

FINANCIALS - 7.3%
Affiliated Managers Group, Inc.                                                3,680                            386,878 (a,j)
AFLAC Incorporated                                                            29,806                          1,371,076 (h)
Alleghany Corp.                                                                  200                             72,720 (a,j)
Allied World Assurance Holdings Ltd.                                           6,784                            295,986
American International Group, Inc.                                            75,359                          5,400,226 (h)
Bank of America Corp.                                                         75,690                          4,041,081 (h)
Calamos Asset Management Inc. (Class A)                                       12,677                            340,124 (j)
CB Richard Ellis Group, Inc. (Class A)                                        25,248                            838,234 (a)
Citigroup, Inc.                                                               22,495                          1,252,971
CVB Financial Corp.                                                           18,242                            263,779 (j)
Douglas Emmett, Inc. (REIT)                                                    7,003                            186,210
Everest Re Group, Ltd.                                                        16,667                          1,635,199
Federal National Mortgage Assoc.                                              45,272                          2,688,704 (h)
Greenhill & Company, Inc.                                                      5,906                            435,863 (j)
Hartford Financial Services Group, Inc.                                        3,939                            367,548
HCC Insurance Holdings, Inc.                                                  32,719                          1,049,953
Legg Mason, Inc.                                                               5,146                            489,127
M&T Bank Corp.                                                                 1,948                            237,968
Maguire Properties, Inc. (REIT)                                                5,600                            224,000
Mellon Financial Corp.                                                        32,337                          1,363,005
Metlife, Inc.                                                                 21,933                          1,294,266
SL Green Realty Corp. (REIT)                                                   2,589                            343,767
State Street Corp.                                                            36,555                          2,465,269 (e)
SunTrust Banks, Inc.                                                          19,121                          1,614,768
Zions Bancorporation                                                           4,703                            387,715
                                                                                                             29,046,437

HEALTHCARE - 7.1%
Abbott Laboratories                                                           74,797                          3,643,362 (h)
Advanced Medical Optics, Inc.                                                 12,179                            428,701 (a,j)
Aetna, Inc.                                                                   44,991                          1,942,711
Alcon, Inc.                                                                    3,613                            403,825
Amgen, Inc.                                                                   56,883                          3,885,678 (a,h)
Amylin Pharmaceuticals, Inc.                                                   9,182                            331,195 (a,j)
Barr Pharmaceuticals, Inc.                                                    10,309                            516,687 (a)
Caremark Rx, Inc.                                                              7,968                            455,052
DENTSPLY International, Inc.                                                  11,440                            341,484
Gilead Sciences, Inc.                                                          4,450                            288,938 (a)
Henry Schein, Inc.                                                             7,638                            374,109 (a)
Lincare Holdings Inc.                                                         45,834                          1,826,027 (a)
Manor Care, Inc.                                                               9,092                            426,597 (j)
Martek Biosciences Corp.                                                      10,669                            249,014 (a,j)
Medtronic Inc.                                                                35,149                          1,880,823
Pfizer Inc.                                                                  156,677                          4,057,934 (h)
Psychiatric Solutions Inc.                                                    16,035                            601,633 (a)
Quest Diagnostics Inc.                                                         6,811                            360,983
Resmed, Inc.                                                                   5,989                            294,779 (a,j)
Thermo Electron Corp.                                                         16,511                            747,783 (a)
Vertex Pharmaceuticals, Inc.                                                   6,267                            234,511 (a)
Wyeth                                                                         95,605                          4,868,207 (h)
                                                                                                             28,160,033

INDUSTRIALS - 3.4%
ChoicePoint, Inc.                                                              6,346                            249,905 (a)
Corinthian Colleges, Inc.                                                     37,867                            516,127 (a,j)
Corporate Executive Board Co.                                                  3,939                            345,450
CoStar Group, Inc.                                                             5,248                            281,083 (a,j)
Danaher Corp.                                                                  3,965                            287,225
Dover Corp.                                                                   71,259                          3,493,116 (h)
Eaton Corp.                                                                    3,953                            297,028
Harsco Corp.                                                                   5,832                            443,815
Hexcel Corp.                                                                  18,797                            327,256 (a,j)
Joy Global, Inc.                                                               6,060                            292,940
MoneyGram International, Inc.                                                 14,791                            463,846
Rockwell Collins, Inc.                                                         8,146                            515,560
Southwest Airlines Co.                                                       110,509                          1,692,998 (j)
Spirit Aerosystems Holdings, Inc. (Class A)                                      618                             20,684 (a)
Stericycle, Inc.                                                               5,448                            411,324 (a,j)
Sunpower Corp. (Class A)                                                       8,891                            330,478 (a,j)
Tyco International Ltd.                                                       61,766                          1,877,686
United Technologies Corp.                                                     27,557                          1,722,864
                                                                                                             13,569,385

INFORMATION TECHNOLOGY - 9.9%
Activision, Inc.                                                              67,574                          1,164,975 (a,j)
Affiliated Computer Services, Inc. (Class A)                                   6,557                            320,244 (a)
Analog Devices, Inc.                                                          34,034                          1,118,697 (h)
aQuantive, Inc.                                                                4,221                            104,090 (a,j)
Automatic Data Processing, Inc.                                               44,429                          2,188,128
CDW Corp.                                                                      1,800                            126,576
Checkfree Corp.                                                                8,436                            338,790 (a)
Cisco Systems, Inc.                                                          164,497                          4,495,703 (a)
Citrix Systems, Inc.                                                           3,969                            107,361 (a)
Cogent, Inc.                                                                  24,916                            274,325 (a,j)
Comverse Technology, Inc.                                                     17,628                            372,127 (a)
Dell, Inc.                                                                    22,495                            564,400 (a)
DST Systems, Inc.                                                              4,947                            309,831 (a)
eBay, Inc.                                                                     9,279                            279,020 (a)
EMC Corp.                                                                     85,791                          1,132,441 (a)
Fidelity National Information Services, Inc.                                  19,121                            766,561
First Data Corp.                                                              56,236                          1,435,143 (h)
Fiserv, Inc.                                                                   3,834                            200,978 (a)
Harris Corp.                                                                  13,392                            614,157
Intel Corp.                                                                   56,238                          1,138,819
Intuit Inc.                                                                   55,114                          1,681,528 (a,h)
Juniper Networks, Inc.                                                        21,099                            399,615 (a)
Linear Technology Corp.                                                       16,679                            505,707
Macrovision Corp.                                                              9,595                            271,155 (a)
Marvell Technology Group, Ltd.                                                 9,064                            173,938 (a)
Microchip Technology Inc.                                                      8,151                            266,538
Microsoft Corp.                                                              182,146                          5,438,880 (h)
Molex, Inc. (Class A)                                                        108,398                          3,002,625 (h)
NAVTEQ Corp.                                                                   7,328                            256,260 (a)
Neustar, Inc. (Class A)                                                        8,717                            282,779 (a,j)
Oracle Corp.                                                                 213,706                          3,662,921 (a,h)
Paychex, Inc.                                                                 39,398                          1,557,797
SAIC, Inc.                                                                    15,834                            281,687 (a,j)
Western Union Co.                                                            112,476                          2,521,712
Wind River Systems, Inc.                                                      25,389                            260,237 (a)
Yahoo! Inc.                                                                   80,420                          2,053,927 (a)
                                                                                                             39,669,672

MATERIALS - 1.1%
Cabot Corp.                                                                    4,498                            195,978
Martin Marietta Materials, Inc.                                                4,272                            443,904
Monsanto Co.                                                                  57,642                          3,027,934
Praxair, Inc.                                                                  7,155                            424,506
Sealed Air Corp.                                                               4,131                            268,185
                                                                                                              4,360,507

TELECOMMUNICATION SERVICES - 0.2%
American Tower Corp. (Class A)                                                10,270                            382,866 (a)
Leap Wireless International Inc.                                               1,077                             64,049 (a)
NII Holdings Inc. (Class B)                                                    2,621                            168,897 (a,j)
                                                                                                                615,812

UTILITIES - 0.4%
Ameren Corp.                                                                   3,508                            188,485 (j)
DTE Energy Co.                                                                 7,096                            343,517 (j)
ITC Holdings Corp.                                                             4,228                            168,697
PPL Corp.                                                                     12,491                            447,677
SCANA Corp.                                                                    8,656                            351,607
                                                                                                              1,499,983

TOTAL COMMON STOCK                                                                                          171,252,967
(COST $156,934,457)

-----------------------------------------------------------------------------------------------------------------------
PREFERRED STOCK - 0.0%*
-----------------------------------------------------------------------------------------------------------------------

KeyCorp Capital                                                                3,400                             85,816 (a)
(COST $85,000)

TOTAL DOMESTIC EQUITY                                                                                       171,338,783
(COST $157,019,457)

-----------------------------------------------------------------------------------------------------------------------
FOREIGN EQUITY - 27.7%
-----------------------------------------------------------------------------------------------------------------------

COMMON STOCK - 27.2%

CONSUMER DISCRETIONARY - 1.8%
Accor S.A.                                                                     3,457                            267,588 (j)
China Travel International Inv                                               145,865                             48,201
Dogan Yayin Holding                                                           13,959                             49,076 (a)
Gafisa S.A.                                                                    5,786                             86,560 (a)
Genting Berhad                                                                10,000                             93,537
Hyundai Motor Co.                                                                750                             54,355 (a)
Indian Hotels Company Ltd.                                                    16,270                             56,849
Koninklijke Philips Electronics N.V.                                          51,973                          1,958,023
Lagardere SCA (Regd.)                                                          2,186                            175,837 (j)
LVMH Moet Hennessy Louis Vuitton S.A.                                          8,004                            843,831 (j)
Massmart Holdings Ltd.                                                         3,892                             38,750
Prajay Engineers Syndicate Ltd.                                               10,751                             71,536
Reed Elsevier PLC                                                             50,710                            556,280
Renault S.A.                                                                     803                             96,358 (j)
Sekisui Chemical Company Ltd.                                                 94,998                            756,604
Shenzhou International Group, Holdings Ltd.                                   48,000                             19,750
Toyota Motor Corp.                                                            31,364                          2,095,233
Urbi Desarrollos Urbanos S.A. de C.V.                                         28,360                            102,157 (a)
                                                                                                              7,370,525

CONSUMER STAPLES - 1.9%
Bajaj Hindusthan Ltd.                                                          9,167                             45,566
Carrefour S.A.                                                                 4,400                            266,547 (j)
Central European Distribution Corp.                                            1,000                             29,700 (a,j)
Chaoda Modern Agriculture                                                    222,000                            143,009
Cosan S.A. Industria e Comercio                                                3,900                             81,653 (a)
Diageo PLC                                                                    56,489                          1,108,329
Fomento Economico Mexicano S.A. de C.V. ADR
(Series B)                                                                       888                            102,795
IOI Corp Bhd                                                                  24,000                            125,170
Metro AG                                                                       7,186                            457,777
Nestle S.A. (Regd.)                                                            5,379                          1,908,009
Seven & I Holdings Company Ltd.                                               25,700                            798,036
Shinsegae Company Ltd.                                                           100                             62,366 (a)
Shiseido Company Ltd.                                                         48,000                          1,039,319 (j)
Tesco PLC                                                                    146,355                          1,158,645
Tiger Brands Ltd.                                                              3,949                             95,774
Uni-President Enterprises Corp.                                               82,000                             81,786
                                                                                                              7,504,481

ENERGY - 2.7%
Acergy S.A.                                                                   54,852                          1,057,159 (a,j)
BG Group, PLC                                                                 49,743                            674,667
CAT Oil AG                                                                     4,003                            105,413 (a)
Centurion Energy International Inc.                                            6,429                             65,909 (a)
China Petroleum & Chemical Corp.                                             942,000                            872,082
China Shenhua Energy Company Ltd.                                             26,500                             63,786
EnCana Corp.                                                                   3,008                            138,704
ENI S.p.A.                                                                    11,535                            387,567 (j)
LUKOIL ADR                                                                     1,996                            174,450
Nexen, Inc.                                                                    5,876                            323,180
OAO Gazprom ADR                                                                8,524                            392,104
Paladin Resources Ltd.                                                        78,740                            552,359 (a)
PetroChina Company Ltd.                                                       60,000                             85,017
Petroleo Brasileiro S.A. ADR                                                  19,141                          1,775,519
Reliance Industries Ltd. GDR                                                   1,173                             67,447 (b)
Saipem S.p.A.                                                                 75,341                          1,961,138 (j)
Sasol Ltd.                                                                     2,800                            102,771
Sibir Energy Plc                                                               1,820                             15,317 (a)
TMK OAO GDR                                                                    6,498                            227,430 (a,b,j)
Total S.A.                                                                    21,379                          1,540,662 (j)
                                                                                                             10,582,681

FINANCIALS - 7.8%
Akbank TAS                                                                     8,170                             49,603
Allianz AG (Regd.)                                                             4,723                            963,843
Amata Corp.                                                                  139,762                             47,554
AXA S.A.                                                                      23,764                            961,088 (j)
Banca Intesa S.p.A.                                                          163,307                          1,259,768
Banco do Brasil S.A.                                                           1,478                             44,305
Banco Santander Central Hispano S.A. (Regd.)                                  80,683                          1,504,393
Bank of Yokohama Ltd.                                                         94,803                            741,525
BNP Paribas                                                                   17,028                          1,855,822
Capital Securities Corp.                                                     216,486                             93,344
CapitaLand Ltd.                                                              226,000                            913,250
China Vanke Company Ltd.                                                      67,900                            130,348
Credit Agricole S.A.                                                          14,134                            593,801 (j)
Credit Suisse Group, (Regd.)                                                  23,941                          1,671,967
Cyrela Brazil Realty S.A.                                                      5,400                             51,572
Emaar Properties                                                              21,630                             71,850
Hongkong Land Holdings Ltd.                                                  133,000                            529,340
Hung Poo Real Estate Development Corp.                                       131,000                            154,780
ICICI Bank Ltd.                                                                  451                              9,098
ICICI Bank Ltd. ADR                                                           22,232                            927,964
ING Groep N.V.                                                                24,137                          1,069,112
Jardine Matheson Holdings Ltd.                                                20,468                            438,015
Kookmin Bank                                                                  15,620                          1,257,998 (a)
Lloyds TSB Group, PLC                                                         84,199                            941,775
Mitsubishi Estate Company Ltd.                                                74,000                          1,912,803
Mitsubishi UFJ Financial Group, Inc.                                             164                          2,023,247
Mitsui Sumitomo Insurance Company Ltd.                                        60,000                            655,617
Nomura Holdings, Inc.                                                        115,300                          2,172,368 (j)
Ping An Insurance Group                                                       25,000                            138,063
Plaza Centers N.V.                                                            15,369                             58,805 (a)
Prudential PLC                                                                86,667                          1,186,494
PT Bank Niaga                                                              1,100,017                            112,527
Reliance Capital Ltd. ADR                                                      1,060                             14,538 (a,b)
Royal Bank of Scotland Group, PLC                                             54,295                          2,117,831
Samsung Fire & Marine Insurance Company Ltd.                                     440                             76,409
Siam Commercial Bank PCL                                                      51,600                             82,075
Standard Bank Group, Ltd.                                                      7,117                             95,388
State Bank of India Ltd. GDR                                                   1,042                             77,525
Sumitomo Realty & Development Company Ltd.                                    22,000                            705,300
Sun Hung Kai Properties Ltd.                                                  60,087                            690,704
Swiss Reinsurance                                                              7,325                            621,668
UniCredito Italiano S.p.A.                                                   217,149                          1,901,322 (j)
                                                                                                             30,924,799

HEALTHCARE - 1.6%
Angiotech Pharmaceuticals, Inc.                                               24,327                            199,846 (a)
GlaxoSmithKline PLC                                                           47,003                          1,236,372
Hikma Pharmaceuticals PLC                                                      3,383                             24,183
Novartis AG (Regd.)                                                           29,434                          1,693,896
Richter Gedeon Nyrt                                                              453                            103,219
Roche Holding AG                                                              13,798                          2,469,782
Sanofi-Aventis                                                                 3,137                            289,356
Smith & Nephew PLC ADR                                                         6,752                            353,332 (j)
Teva Pharmaceutical Industries Ltd. ADR                                        1,863                             57,902 (j)
Yuhan Corp.                                                                      272                             52,060 (a)
Zentiva N.V.                                                                   1,034                             62,911
                                                                                                              6,542,859

INDUSTRIALS - 3.5%
ABB Ltd. (Regd.)                                                              82,011                          1,467,961
Adecco S.A. (Regd.)                                                            8,630                            588,554
Air China Ltd.                                                                86,000                             46,554
Alstom                                                                           386                             52,274 (a)
Asahi Glass Company Ltd.                                                      63,002                            756,098 (j)
Barloworld Ltd.                                                                2,248                             52,288
Brambles Ltd.                                                                 27,280                            275,872 (a)
Canadian National Railway Co.                                                 25,275                          1,087,496
China Communications Construction Company Ltd.                               111,055                            109,666 (a)
Chiyoda Corp.                                                                 45,185                            883,564 (j)
Doosan Heavy Industries and Construction
Company Ltd.                                                                   2,560                            121,806 (a)
East Japan Railway Co.                                                           157                          1,047,501
Empresas ICA Sociedad Controladora S.A. de C.V.                               22,876                             86,206 (a)
Enka Insaat ve Sanayi AS                                                       8,068                             86,006
Fraser and Neave Ltd.                                                         15,000                             43,994
Grasim Industries Ltd.                                                           936                             59,108
Group 4 Securicor PLC                                                        131,660                            484,435
Group 4 Securicor PLC                                                        135,232                            497,572
Grupo Aeroportuario del Sureste S.A. de
C.V. ADR (Series B)                                                            1,761                             74,790 (j)
Jaiprakash Associates Ltd.                                                     7,087                            116,104
Komatsu Ltd.                                                                  42,906                            869,607
Kubota Corp.                                                                  23,000                            212,715
Larsen & Toubro Ltd.                                                           4,484                            146,596
Malaysia International Shipping Corp. BHD                                     18,430                             46,493
Mitsubishi Heavy Industries Ltd.                                              37,000                            167,991
Orascom Construction Industries                                               14,239                            687,854
Orkla ASA                                                                      6,116                            346,744
Sandvik AB                                                                    80,114                          1,164,890
Shanghai Electric Group, Company Ltd.                                        222,000                             92,771
Siemens AG (Regd.)                                                            10,220                          1,012,632
SMC Corp.                                                                      3,297                            467,067
Smiths Group, PLC                                                             35,220                            683,449
United Tractors Tbk PT                                                       135,500                             98,685
                                                                                                             13,935,343

INFORMATION TECHNOLOGY - 2.2%
ASM Pacific Technology                                                         9,500                             52,891
Delta Electronics Inc.                                                        25,223                             81,277
HON HAI Precision Industry Company Ltd.                                       39,600                            282,553
Hoya Corp.                                                                    31,700                          1,234,426
MediaTek Inc.                                                                 17,200                            177,886
Mettler Toledo International Inc.                                              4,220                            332,747 (a)
Nidec Corp.                                                                   18,528                          1,430,553 (j)
Nokia OYJ                                                                     83,125                          1,696,807
Samsung Electronics Company Ltd.                                               2,260                          1,489,656
Taiwan Semiconductor Manufacturing Company Ltd.                              553,303                          1,146,170
Taiwan Semiconductor Manufacturing Company Ltd. ADR                            3,193                             34,899 (j)
Telefonaktiebolaget LM Ericsson (Series B)                                   195,840                            791,316
Unimicron Technology Corp.                                                    65,920                             90,935
                                                                                                              8,842,116

MATERIALS - 2.6%
Aluminum Corporation of China Ltd.                                            18,000                             16,710
BASF AG                                                                        5,293                            515,445
Bayer AG                                                                      14,075                            754,650
BHP Billiton PLC                                                             112,199                          2,052,071
Evraz Group, S.A. GDR                                                          2,643                             67,899 (b)
Good Fellow Group Ltd.                                                       562,000                             77,320 (a)
Harmony Gold Mining Company Ltd. ADR                                           6,443                            101,477 (a,j)
Holcim Ltd. (Regd.)                                                            5,638                            515,904
Israel Chemicals Ltd.                                                         20,649                            129,105
Linde AG                                                                       9,391                            969,129
Makhteshim-Agan Industries Ltd.                                               12,612                             71,556
MMC Norilsk Nickel ADR                                                           480                             75,840
Polyus Gold Company ZAO ADR                                                      971                             47,288 (a,j)
POSCO                                                                            360                            119,613
Potash Corp of Saskatchewan                                                    9,961                          1,429,467
Rio Tinto PLC (Regd.)                                                         19,284                          1,025,819
Syngenta AG (Regd)                                                             3,752                            696,796
Tata Steel Ltd.                                                                9,453                            103,586
Toray Industries Inc.                                                        221,000                          1,654,417 (j)
Vedanta Resources PLC                                                          2,346                             56,062
                                                                                                             10,480,154

TELECOMMUNICATION SERVICES - 1.9%
America Movil S.A. de C.V. ADR (Series L)                                     20,357                            920,544
Bharti Airtel Ltd.                                                             7,544                            107,237 (a)
Egyptian Company for Mobile Services                                           2,481                             78,193
France Telecom S.A.                                                            3,686                            101,828
Hellenic Telecommunications Organization S.A.                                 12,148                            364,592
Mobile Telesystems OJSC ADR                                                    2,985                            149,817
MTN Group, Ltd.                                                               71,514                            865,177
Orascom Telecom Holding SAE                                                      872                             57,642
Orascom Telecom Holding SAE GDR                                                  788                             52,008
Philippine Long Distance Telephone Co.                                         1,361                             70,813
Singapore Telecommunications Ltd.                                            714,350                          1,527,125
Telekomunikasi Indonesia Tbk PT (Series B)                                   104,500                            117,357
Telenor ASA                                                                   82,956                          1,562,166 (j)
Turkcell Iletisim Hizmet  ADR                                                  2,119                             28,352
Vodafone Group, PLC                                                          409,573                          1,134,258
Vodafone Group, PLC ADR                                                       22,495                            624,918
                                                                                                              7,762,027

UTILITIES - 1.2%
CEZ                                                                            1,300                             59,539
E.ON AG                                                                       12,349                          1,674,485
First Philippine Holdings Corp.                                               46,700                             60,031
Korea Electric Power Corp.                                                     1,300                             59,269 (a)
National Grid PLC                                                             24,339                            351,071
Perusahaan Gas Negara                                                         38,500                             49,658
RWE AG                                                                         4,089                            450,229
Suez S.A.                                                                      9,985                            516,531
Veolia Environnement                                                          20,689                          1,593,243 (j)
                                                                                                              4,814,056

TOTAL COMMON STOCK                                                                                          108,759,041
(COST $91,014,798)

-----------------------------------------------------------------------------------------------------------------------
PREFERRED STOCK - 0.5%
-----------------------------------------------------------------------------------------------------------------------

All America Latina Logistica S.A.                                             14,000                            145,377
Cia Vale do Rio Doce                                                           8,114                            207,088
Cia Vale do Rio Doce ADR                                                      63,563                          1,668,529 (h)
Petroleo Brasileiro S.A.                                                       2,200                             51,316

TOTAL PREFERRED STOCK                                                                                         2,072,310
(COST $1,596,218)

TOTAL FOREIGN EQUITY                                                                                        110,831,351
(COST $92,611,016)

                                                                           PRINCIPAL
                                                                              AMOUNT                              VALUE
-----------------------------------------------------------------------------------------------------------------------
BONDS AND NOTES - 22.8%
-----------------------------------------------------------------------------------------------------------------------

U.S. TREASURIES - 6.0%
U.S. Treasury Bonds
4.50%                                        02/15/36                   $  1,734,000                       $  1,650,282 (h)
U.S. Treasury Inflation Indexed Bonds
2.00%                                        01/15/16                        493,070                            476,345 (h,m)
3.50%                                        01/15/11                        933,285                            971,493 (h,m)
U.S. Treasury Notes
4.63%                                        11/30/08 - 11/15/16          20,960,000                         20,895,104
                                                                                                             23,993,224

AGENCY MORTGAGE BACKED - 5.5%
Federal Home Loan Mortgage Corp.
4.50%                                        06/01/33 - 02/01/35             163,592                            153,334 (h)
5.00%                                        07/01/35 - 10/01/35             365,383                            352,623 (h)
5.50%                                        05/01/20                         26,025                             25,992 (h)
6.00%                                        04/01/17 - 05/01/35             478,314                            482,767 (h)
6.50%                                        01/01/27 - 09/01/36             365,220                            372,460 (h)
7.00%                                        10/01/16 - 08/01/36             414,168                            427,719 (h)
7.50%                                        11/01/09 - 09/01/33              18,019                             18,710 (h)
8.00%                                        04/01/30 - 11/01/30               2,511                              2,639 (h)
9.00%                                        04/01/16 - 06/01/21               3,268                              3,482 (h)
Federal National Mortgage Assoc.
4.00%                                        05/01/19 - 06/01/19             128,102                            120,689 (h)
4.50%                                        05/01/18 - 02/01/35             925,967                            887,286 (h)
5.00%                                        06/01/20 - 05/01/36             618,355                            599,888 (h)
5.02%                                        07/01/35                        428,068                            425,377 (i)
5.11%                                        08/01/35                        268,736                            269,511 (i)
5.50%                                        03/01/14 - 08/01/35             719,556                            715,914 (h)
6.00%                                        07/01/14 - 08/01/35           2,280,997                          2,297,104 (h)
6.50%                                        01/01/15 - 02/01/35           1,450,459                          1,482,083 (h)
7.00%                                        10/01/16 - 06/01/36             367,283                            378,080 (h)
7.50%                                        12/01/09 - 03/01/34              48,721                             50,562 (h)
8.00%                                        12/01/11 - 11/01/33              25,289                             26,442 (h)
8.50%                                        07/01/30 - 05/01/31               1,936                              2,080 (h)
9.00%                                        06/01/09 - 12/01/22              21,710                             22,684 (h)
5.00%                                        TBA                           3,971,090                          3,866,908 (c)
5.50%                                        TBA                           5,900,000                          5,836,297 (c)
6.00%                                        TBA                             245,000                            246,608 (c)
6.50%                                        TBA                             870,000                            886,313 (c)
Government National Mortgage Assoc.
4.50%                                        08/15/33 - 09/15/34             246,231                            233,824 (h)
5.00%                                        08/15/33                         60,948                             59,440 (h)
6.00%                                        04/15/30 - 09/15/36             249,320                            252,949 (h)
6.50%                                        02/15/24 - 06/15/36             120,580                            123,802 (h)
7.00%                                        03/15/12 - 10/15/36             159,631                            164,714 (h)
8.00%                                        06/15/30                            132                                138 (h)
8.50%                                        10/15/17                         30,070                             32,034 (h)
9.00%                                        11/15/16 - 12/15/21              35,702                             38,372 (h)
5.50%                                        TBA                           1,190,000                          1,184,050 (c)
                                                                                                             22,042,875

AGENCY COLLATERALIZED MORTGAGE
OBLIGATIONS - 0.8%
Collateralized Mortgage Obligation Trust
(Class B)
6.00%                                        11/01/18                          1,168                                986 (d,f,h)
Federal Home Loan Mortgage Corp.
1.30%                                        10/15/18                        193,669                             10,665 (g,h,i)
1.80%                                        12/15/30                        342,066                             15,714 (g,h,i)
2.43%                                        09/15/36                        340,595                             28,525 (g,i)
3.20%                                        10/15/33                         30,515                             23,641 (h,i)
3.94%                                        12/15/33                         19,745                             16,280 (h,i)
4.00%                                        02/15/21                        134,301                             19,432 (g)
4.50%                                        05/15/17 - 11/15/19             212,825                            202,570 (h)
4.50%                                        03/15/18 - 12/15/20             513,495                             77,176 (g,h)
5.00%                                        04/15/14 - 12/01/34           1,827,193                            378,660 (g,h)
5.00%                                        05/15/20 - 02/15/35             958,335                            898,289 (h)
5.50%                                        04/15/17 - 06/15/33              82,566                             14,347 (g,h)
5.50%                                        10/15/34                         67,603                             67,785 (h)
7.50%                                        01/15/16                          7,922                              8,159 (h)
7.50%                                        07/15/27                          8,327                              1,665 (g,h)
8.00%                                        04/15/20                            467                                467 (h)
8.00%                                        02/01/23 - 07/01/24               3,275                                695 (g,h)
18.20%                                       09/25/43                        249,862                              2,438 (d,g,h,i)
Federal Home Loan Mortgage STRIPS
5.94%                                        08/01/27                            698                                566 (d,f,h)
Federal National Mortgage Assoc STRIPS
(Class 1)
4.23%                                        11/01/34                        230,575                            175,225 (d,f,h)
Federal National Mortgage Assoc STRIPS
(Class 2)
7.50%                                        11/01/23                         21,806                              5,509 (g,h)
8.00%                                        08/01/23 - 07/01/24               7,074                              1,555 (g,h)
8.50%                                        03/01/17 - 07/25/22               2,811                                588 (g,h)
9.00%                                        05/25/22                          1,241                                316 (g,h)
Federal National Mortgage Assoc.
1.19%                                        12/25/42                        118,317                              2,403 (g,h,i)
1.65%                                        10/25/29                         42,178                              2,437 (g,h,i)
1.85%                                        06/25/36 - 12/25/36           2,641,034                            186,824 (g,i)
2.25%                                        09/25/42                        159,068                              8,649 (g,h,i)
2.30%                                        04/25/17 - 10/25/17              93,760                              5,773 (g,h,i)
2.35%                                        08/25/16                         28,223                              1,298 (g,h,i)
3.50%                                        09/25/31                         33,554                             30,795 (h,i)
4.50%                                        05/25/18                         61,788                              5,609 (g,h)
4.50%                                        12/25/19                         42,950                             39,610 (h)
4.75%                                        11/25/14                         15,525                                964 (g,h)
5.00%                                        08/25/17                         13,505                              1,675 (g,h)
5.00%                                        03/25/35                         76,925                             71,744 (h)
5.50%                                        07/25/34 - 02/25/35             240,099                            240,370 (h)
5.75%                                        02/25/35                        119,875                            121,002 (h)
6.00%                                        12/25/34                         35,900                             36,491 (h)
6.50%                                        12/25/34                         50,208                             51,088 (h)
8.00%                                        07/25/14                         12,224                             12,388 (h)
Federal National Mortgage Assoc. (Class 1)
4.24%                                        01/25/36                        320,212                            241,463 (d,f)
Federal National Mortgage Assoc. (Class S)
1.75%                                        02/25/31                         48,136                              2,311 (g,h,i)
Federal National Mortgage Assoc. REMIC
1.88%                                        01/25/37                        895,000                             57,755 (g,i)
4.50%                                        11/25/13                         71,497                              2,719 (g,h)
4.84%                                        03/25/31                         45,760                             44,907 (h,i)
5.00%                                        10/25/22                         56,338                              8,424 (g,h)
Federal National Mortgage Assoc. REMIC
(Class B)
5.11%                                        12/25/22                          1,202                                996 (d,f,h)
Government National Mortgage Assoc.
5.00%                                        02/16/34                         29,335                             27,197 (h)
                                                                                                              3,156,145

ASSET BACKED - 1.0%
Bank One Issuance Trust
3.59%                                        05/17/10                         10,770                             10,638 (h)
Bank One Issuance Trust (Class A)
5.38%                                        10/15/09                         54,000                             54,004 (h,i)
Bear Stearns Asset Backed Securities Inc.
(Class A)
5.72%                                        01/25/34                          4,827                              4,843 (h,i)
Capital One Master Trust (Class C)
6.70%                                        06/15/11                         36,000                             36,710 (b,h)
Carmax Auto Owner Trust
4.35%                                        03/15/10                         24,000                             23,691 (h)
Chase Funding Mortgage Loan Asset-Backed
Certificates
5.85%                                        03/25/32                         10,100                             10,105 (h,i)
Citibank Credit Card Issuance Trust
4.45%                                        04/07/10                         22,000                             21,728 (h)
Countrywide Home Equity Loan Trust (Class A)
5.58%                                        07/15/27                         10,377                             10,378 (h,i)
Discover Card Master Trust I (Class A)
5.38%                                        04/17/12                      3,500,000                          3,507,721 (i)
Fleet Home Equity Loan Trust (Class A)
5.60%                                        01/20/33                         12,911                             12,926 (h,i)
Honda Auto Receivables Owner Trust (Class A)
4.15%                                        10/15/10                         27,284                             26,876 (h)
Mid-State Trust
7.54%                                        07/01/35                          3,839                              4,096 (h)
Peco Energy Transition Trust
6.52%                                        12/31/10                         17,000                             17,753 (h)
Residential Asset Mortgage Products, Inc.
5.59%                                        03/25/34                          4,748                              4,751 (h,i)
Residential Asset Securities Corp.
5.60%                                        07/25/32                          4,843                              4,844 (h,i)
Residential Asset Securities Corp. (Class A)
4.16%                                        07/25/30                         34,823                             34,358 (h,i)
Volkswagen Auto Lease Trust (Class A)
3.94%                                        10/20/10                         16,000                             15,836 (h)
Wells Fargo Home Equity Trust
3.97%                                        05/25/34                         15,000                             14,679 (h,i)
                                                                                                              3,815,937

CORPORATE NOTES - 6.6%
Abbey National PLC
7.95%                                        10/26/29                         62,000                             78,190 (h)
Abbott Laboratories
5.88%                                        05/15/16                        190,000                            195,932 (h)
AES Panama S.A.
6.35%                                        12/21/16                        100,000                             98,135 (b)
AIG SunAmerica Global Financing VII
5.85%                                        08/01/08                        100,000                            100,793 (b,h)
Allied Waste North America Inc. (Series B)
7.13%                                        05/15/16                        155,000                            153,450
Allied World Assurance Holdings Ltd.
7.50%                                        08/01/16                         70,000                             75,165
Allstate Life Global Funding Trusts
3.85%                                        01/25/08                         53,000                             52,201 (h)
Altria Group, Inc.
7.20%                                        02/01/07                         40,000                             40,032 (h)
American Electric Power Company, Inc.
(Series C)
5.38%                                        03/15/10                        195,000                            193,983
American Electric Power Company, Inc.
(Series D)
5.25%                                        06/01/15                        161,000                            156,157 (h)
American Express Travel Related Services
Company Inc.
5.25%                                        11/21/11                        170,000                            169,874 (b)
American General Corp.
7.50%                                        08/11/10                         55,000                             58,903 (h)
American International Group, Inc.
6.25%                                        05/01/36                        110,000                            117,586
Appalachian Power Co. (Series G)
3.60%                                        05/15/08                         16,000                             15,621 (h)
Appalachian Power Co. (Series K)
5.00%                                        06/01/17                         52,000                             48,762 (h)
Archstone-Smith Operating Trust
3.00%                                        06/15/08                        175,000                            169,292
Arizona Public Service Co.
6.25%                                        08/01/16                         45,000                             45,959 (h)
AT&T, Inc.
4.13%                                        09/15/09                        209,000                            202,984 (h)
5.63%                                        06/15/16                        110,000                            109,287 (h)
5.88%                                        08/15/12                         52,000                             53,069 (h)
AvalonBay Communities, Inc. (REIT)
5.75%                                        09/15/16                        155,000                            155,511 (h)
BAC CAP TRUST V
5.63%                                        03/08/35                        222,000                            210,451 (h)
Banco de Credito del Peru
6.95%                                        11/07/21                        150,000                            150,000 (b,i)
Banco Mercantil del Norte S.A.
5.88%                                        02/17/14                         60,000                             60,420 (b,h,i)
6.86%                                        10/13/21                         40,000                             40,431 (b)
Banco Santander Chile
5.38%                                        12/09/14                         64,000                             63,013 (b,h)
Bank of America Corp.
5.75%                                        08/15/16                         35,000                             35,738 (h)
Bear Stearns Companies, Inc.
5.55%                                        01/22/17                        125,000                            124,772
BellSouth Corp.
4.20%                                        09/15/09                        165,000                            160,599 (h)
6.55%                                        06/15/34                         59,000                             60,448 (h)
Bertin Ltda
10.25%                                       10/05/16                        100,000                            105,500 (b)
10.25%                                       10/05/16                        100,000                            105,790
BJ Services Co.
5.75%                                        06/01/11                         40,000                             40,320 (h)
BNP US Funding LLC (Series A)
7.74%                                        12/31/49                         26,000                             26,465 (b,h,i)
Boyd Gaming Corp.
7.13%                                        02/01/16                         94,000                             93,530 (h)
Bristol-Myers Squibb Co.
5.88%                                        11/15/36                         85,000                             83,998
British Telecommunications PLC
8.63%                                        12/15/10                         15,000                             16,746 (h)
Burlington Northern Santa Fe Corp.
8.13%                                        04/15/20                        114,000                            136,410 (h)
Cablevision Systems Corp.
8.00%                                        04/15/12                         15,000                             14,738 (h)
Cadbury Schweppes US Finance LLC
3.88%                                        10/01/08                         31,000                             30,190 (b,h)
Campbell Soup Co.
5.50%                                        03/15/07                         41,000                             41,009 (h)
Cap Cana S.A.
9.63%                                        11/03/13                        100,000                            101,375 (b)
Capital One Bank
6.50%                                        06/13/13                         21,000                             22,133 (h)
Capital One Capital III
7.69%                                        08/15/36                         85,000                             96,450
Capital One Financial Corp.
8.75%                                        02/01/07                         77,000                             77,188 (h)
Carolina Power & Light Co.
5.15%                                        04/01/15                         34,000                             33,200 (h)
5.70%                                        04/01/35                         17,000                             16,613 (h)
6.13%                                        09/15/33                         32,000                             33,112 (h)
CBS Corp.
5.63%                                        05/01/07                         15,000                             15,008 (h)
Chaoda Modern Agriculture
7.75%                                        02/08/10                         95,000                             95,000 (b)
Cia de Transporte de Energia Electrica de
Alta Tension S.A. (Series 1)
8.88%                                        12/15/16                        100,000                            100,250 (b)
CIT Group, Inc.
5.13%                                        09/30/14                        110,000                            106,916
Citigroup, Inc.
5.00%                                        03/06/07                         50,000                             49,965 (h)
5.10%                                        09/29/11                        140,000                            139,396
5.13%                                        05/05/14                        300,000                            296,384
5.85%                                        12/11/34                         75,000                             76,249
Clarendon Alumina Production Ltd.
8.50%                                        11/16/21                        100,000                            104,250 (b)
Clear Channel Communications, Inc.
4.63%                                        01/15/08                        194,000                            192,144 (h)
CNA Financial Corp.
6.50%                                        08/15/16                        130,000                            135,611
Comcast Cable Communications Holdings, Inc.
9.46%                                        11/15/22                        146,000                            189,001 (h)
Comcast Cable Communications, Inc.
6.88%                                        06/15/09                        290,000                            300,122
Comcast Corp.
5.88%                                        02/15/18                        130,000                            128,344
Commonwealth Bank of Australia
6.02%                                        03/29/49                         40,000                             40,469 (b,h,i)
Commonwealth Edison Co.
5.40%                                        12/15/11                         85,000                             84,482
ConocoPhillips Canada Funding Co.
5.95%                                        10/15/36                        110,000                            111,694
Constellation Brands, Inc.
7.25%                                        09/01/16                        155,000                            159,263
Consumers Energy Co.
5.15%                                        02/15/17                         42,000                             40,070 (h)
Corp Andina de Fomento
5.75%                                        01/12/17                         35,000                             35,201 (h)
Cosan S.A. Industria e Comercio
8.25%                                        02/28/49                        100,000                             97,250 (b,h)
Countrywide Home Loans, Inc.
5.63%                                        05/15/07                         31,000                             31,024 (h)
CRH America, Inc.
6.00%                                        09/30/16                         30,000                             30,282 (h)
Crown Americas LLC and Crown Americas
Capital Corp.
7.75%                                        11/15/15                        222,000                            230,325 (h)
CSX Transportation, Inc.
9.75%                                        06/15/20                        211,000                            281,934 (h)
DaimlerChrysler NA Holding Corp.
4.05%                                        06/04/08                         52,000                             50,973 (h)
4.75%                                        01/15/08                        252,000                            249,811 (h)
5.88%                                        03/15/11                        120,000                            120,533
DBS Bank Ltd.
5.00%                                        11/15/19                         73,000                             70,745 (b,h,i)
7.88%                                        08/10/09                        130,000                            138,097 (b)
Delhaize America, Inc.
8.13%                                        04/15/11                        260,000                            280,477 (h)
Detroit Edison Co.
6.13%                                        10/01/10                        125,000                            127,721
Detroit Edison Co. (Series B)
5.45%                                        02/15/35                        179,000                            166,494 (h)
Deutsche Telekom International Finance BV
3.88%                                        07/22/08                        256,000                            250,345 (h)
Devon OEI Operating Inc.
4.38%                                        10/01/07                         23,000                             22,819 (h)
Diageo Capital PLC
5.50%                                        09/30/16                         45,000                             44,428 (h)
Dominion Resources, Inc.
5.69%                                        05/15/08                         77,300                             77,412 (h,k)
Dominion Resources, Inc. (Series B)
4.13%                                        02/15/08                        103,000                            101,517 (h)
6.30%                                        09/30/66                        215,000                            216,005 (i)
Dover Corp.
6.50%                                        02/15/11                         75,000                             78,170
6.65%                                        06/01/28                         45,000                             49,711
Duke Capital LLC
5.67%                                        08/15/14                         33,000                             32,924 (h)
8.00%                                        10/01/19                         30,000                             34,877 (h)
Duke Energy Corp.
5.38%                                        01/01/09                         50,000                             49,898
Echostar DBS Corp.
7.00%                                        10/01/13                        235,000                            234,706
EI Du Pont de Nemours & Co.
4.88%                                        04/30/14                         70,000                             67,572
El Paso Corp.
7.63%                                        09/01/08                         35,000                             36,050 (h)
El Paso Electric Co.
6.00%                                        05/15/35                         79,000                             76,288 (h)
El Paso Production Holding Co.
7.75%                                        06/01/13                        105,000                            109,856 (h)
Embarq Corp.
7.08%                                        06/01/16                         40,000                             40,732 (h)
Empresa Energetica de Sergipe and Sociedade
Anonima de Eletrificaao da Paraiba
10.50%                                       07/19/13                         30,000                             31,950 (b,h)
Enterprise Products Operating LP
4.00%                                        10/15/07                        183,000                            180,761 (h)
EOP Operating LP
7.00%                                        07/15/11                        103,000                            111,479 (h)
7.75%                                        11/15/07                        121,000                            123,495 (h)
Evraz Group S.A.
8.25%                                        11/10/15                        105,000                            108,019 (b)
FirstEnergy Corp. (Series B)
6.45%                                        11/15/11                        242,000                            252,360 (h)
FPL Group Capital, Inc.
7.38%                                        06/01/09                         35,000                             36,667 (h)
FPL Group Capital, Inc. (Series B)
5.55%                                        02/16/08                         78,100                             78,201 (h)
Gaz Capital for Gazprom
6.21%                                        11/22/16                        100,000                            100,700 (b)
Georgia Gulf Corp.
9.50%                                        10/15/14                        110,000                            107,250 (b)
Georgia Power Co.
4.88%                                        07/15/07                         56,000                             55,827 (h)
Golden West Financial Corp.
4.75%                                        10/01/12                         10,000                              9,719 (h)
Goldman Sachs Group, Inc.
5.75%                                        10/01/16                        370,000                            375,629
Greater Bay Bancorp
5.25%                                        03/31/08                         88,000                             87,744 (h)
Greentown China Holdings Ltd.
9.00%                                        11/08/13                        100,000                            103,000 (b)
GS Caltex Corp.
5.50%                                        10/15/15                         77,000                             76,160 (b,h)
GTE Corp.
6.94%                                        04/15/28                        163,000                            169,657 (h)
7.51%                                        04/01/09                         52,000                             54,247 (h)
Halliburton Co.
8.75%                                        02/15/21                         91,000                            113,991 (h)
Harrah's Operating Company Inc.
5.75%                                        10/01/17                         20,000                             16,756 (h)
Hexion US Finance Corp.
9.75%                                        11/15/14                        185,000                            187,544 (b)
Home Depot, Inc.
5.25%                                        12/16/13                        110,000                            109,182
5.40%                                        03/01/16                        140,000                            136,883
Host Hotels & Resorts LP (Series R)
6.88%                                        11/01/14                         40,000                             40,500 (b)
HSBC Bank USA NA
3.88%                                        09/15/09                        250,000                            242,104
HSBC Capital Funding LP
4.61%                                        12/29/49                         34,000                             31,665 (b,h,i)
HSBC Capital Funding LP (Series 1)
9.55%                                        12/31/49                         27,000                             30,420 (b,h,i)
HSBC Finance Corp.
5.25%                                        01/15/14                        125,000                            123,931
6.50%                                        11/15/08                        127,000                            129,786 (h)
Hutchison Whampoa Finance CI Ltd. (Series C)
7.50%                                        08/01/27                        200,000                            228,076 (b,h)
Hydro Quebec
8.05%                                        07/07/24                        105,000                            135,847
8.50%                                        12/01/29                         50,000                             69,655
IBM Canada Credit Services Co.
3.75%                                        11/30/07                         28,000                             27,530 (b,h)
Idearc Inc.
8.00%                                        11/15/16                        185,000                            187,775 (b)
IIRSA Norte Finance Ltd.
8.75%                                        05/30/24                        100,000                            117,250 (b,h)
Indiana Michigan Power Company (Series H)
6.05%                                        03/15/37                         65,000                             63,855
Industrias Unidas S.A.
11.50%                                       11/15/16                        100,000                            105,000 (b)
ING Capital Funding TR III
8.44%                                        12/29/49                         71,000                             78,579 (h,i)
ING Groep N.V.
5.78%                                        12/29/49                         97,000                             96,600 (h,i)
International Business Machines Corp.
3.80%                                        02/01/08                         32,000                             31,497 (h)
4.75%                                        11/29/12                        125,000                            122,013
IPSCO, Inc.
8.75%                                        06/01/13                         75,000                             80,344
iStar Financial, Inc. (REIT)
4.88%                                        01/15/09                         71,000                             69,969 (h)
7.00%                                        03/15/08                         23,000                             23,386 (h)
JP Morgan Chase & Co.
7.00%                                        11/15/09                        255,000                            266,678
JP Morgan Chase Bank
5.88%                                        06/13/16                        145,000                            149,346
Kansas Gas & Electric
5.65%                                        03/29/21                        108,000                            105,550 (h)
Kazkommerts International
7.50%                                        11/29/16                        100,000                             99,750 (b)
Kimco Realty Corp. (REIT)
4.82%                                        06/01/14                         47,000                             44,832 (h)
Kinder Morgan Energy Partners LP
5.13%                                        11/15/14                         50,000                             47,571 (h)
Kraft Foods, Inc.
5.25%                                        06/01/07                         95,000                             94,926 (h)
Landsbanki Islands
6.07%                                        08/25/09                        100,000                            100,741 (b,i)
Lehman Brothers Holdings, Inc.
5.00%                                        01/14/11                        150,000                            148,692 (h)
5.75%                                        07/18/11                         85,000                             86,690
Lloyds TSB Group PLC
6.27%                                        12/31/49                        105,000                            104,996 (b,i)
MacDermid, Inc.
9.13%                                        07/15/11                        149,000                            154,960 (h)
Majapahit Holding BV
7.25%                                        10/17/11                        300,000                            308,625 (b)
7.75%                                        10/17/16                        300,000                            317,625 (b)
Majestic Star Casino LLC
9.50%                                        10/15/10                        145,000                            152,250
Markel Corp.
7.35%                                        08/15/34                         80,000                             86,335
Mediacom LLC
9.50%                                        01/15/13                        105,000                            108,150 (h)
Merck & Company, Inc.
5.75%                                        11/15/36                         85,000                             84,087
Merrill Lynch & Company, Inc.
6.05%                                        05/16/16                        100,000                            103,726 (h)
Metropolitan Life Global Funding I
4.25%                                        07/30/09                        150,000                            146,408 (b)
MGM Mirage
5.88%                                        02/27/14                        100,000                             92,500 (h)
Midamerican Energy Holdings Co.
3.50%                                        05/15/08                        107,000                            104,313 (h)
6.13%                                        04/01/36                         45,000                             45,362
Mohegan Tribal Gaming Authority
8.00%                                        04/01/12                        140,000                            145,775 (h)
Morgan Stanley
5.30%                                        03/01/13                        100,000                             99,814 (h)
Motorola, Inc.
4.61%                                        11/16/07                         39,750                             39,484 (h)
MUFG Capital Finance 1 Ltd.
6.35%                                        07/25/49                        100,000                            101,582 (h,i)
Munich Re America Corp. (Series B)
7.45%                                        12/15/26                         70,000                             80,292
NAK Naftogaz Ukrainy
8.13%                                        09/30/09                        100,000                             97,618
Nakilat Inc.
6.07%                                        12/31/33                        100,000                             99,244 (b)
6.27%                                        12/31/33                        105,000                            104,032 (b)
National Power Corp.
9.63%                                        05/15/28                         40,000                             48,509 (h)
NB Capital Trust IV
8.25%                                        04/15/27                         70,000                             73,111 (h)
Nelnet, Inc.
5.13%                                        06/01/10                         94,000                             91,964 (h)
Nevada Power Co. (Series N)
6.65%                                        04/01/36                         65,000                             67,524
New Cingular Wireless Services Inc.
8.75%                                        03/01/31                        171,000                            221,605 (h)
News America, Inc.
7.25%                                        05/18/18                        223,000                            243,338 (h)
Nisource Finance Corp.
5.45%                                        09/15/20                         45,000                             41,893 (h)
7.88%                                        11/15/10                         40,000                             43,099
Noble Group, Ltd.
6.63%                                        03/17/15                        100,000                             90,836 (b)
Norfolk Southern Corp.
6.00%                                        04/30/08                         20,000                             20,157 (h)
8.63%                                        05/15/10                        110,000                            120,432
Norfolk Southern Railway Co.
9.75%                                        06/15/20                         32,000                             43,115 (h)
Northeast Utilities (Series B)
3.30%                                        06/01/08                         23,000                             22,332 (h)
Northern States Power Co.
6.25%                                        06/01/36                         15,000                             16,036 (h)
NorthWestern Corp.
5.88%                                        11/01/14                         82,000                             80,568 (h)
Ohio Power Co. (Series E)
6.60%                                        02/15/33                         18,000                             19,143 (h)
ONEOK Partners LP
5.90%                                        04/01/12                        115,000                            116,268 (h)
Pacific Gas & Electric Co.
6.05%                                        03/01/34                         36,000                             36,335 (h)
PanAmSat Corp.
9.00%                                        08/15/14                        163,000                            172,169 (h)
Pemex Finance Ltd.
9.03%                                        02/15/11                         87,550                             93,329 (h)
9.69%                                        08/15/09                         52,800                             57,048 (h)
Pemex Project Funding Master Trust
6.13%                                        08/15/08                        107,000                            107,733 (h)
7.38%                                        12/15/14                        516,000                            567,012 (h)
Pepco Holdings, Inc.
5.50%                                        08/15/07                         49,000                             48,961 (h)
5.99%                                        06/01/10                         42,000                             42,056 (h,i)
Peru Enhanced Pass-Through Finance Ltd.
3.65%                                        05/31/18                        250,000                            165,625 (b,d)
Petrobras International Finance Co.
6.13%                                        10/06/16                        285,000                            287,850 (h)
Pioneer Natural Resources Co.
6.88%                                        05/01/18                        105,000                            101,524 (h)
Popular North America, Inc.
4.25%                                        04/01/08                         45,000                             44,262 (h)
Potomac Edison Co.
5.35%                                        11/15/14                         15,000                             14,774 (h)
Procter & Gamble - ESOP (Series A)
9.36%                                        01/01/21                         34,462                             43,066 (h)
Prudential Financial, Inc.
5.70%                                        12/14/36                        110,000                            107,381
Prudential Holdings LLC (Series C)
8.70%                                        12/18/23                        100,000                            122,275 (b,h)
Public Service Company of Colorado
7.88%                                        10/01/12                        115,000                            128,688
Puget Sound Energy, Inc.
3.36%                                        06/01/08                         13,000                             12,639 (h)
5.48%                                        06/01/35                         52,000                             47,499 (h)
6.27%                                        03/15/37                         15,000                             15,233 (h)
Rabobank Capital Funding II
5.26%                                        12/31/49                         97,000                             94,861 (b,h,i)
Rabobank Capital Funding Trust
5.25%                                        12/29/49                         20,000                             19,283 (b,h,i)
Reichhold Industries, Inc.
9.00%                                        08/15/14                        185,000                            181,300 (b)
Resona Bank Ltd.
5.85%                                        09/29/49                        100,000                             97,646 (b,h,i)
Roseton Danskammer (Series B)
7.67%                                        11/08/16                        105,000                            108,806 (h)
Rouse Company LP (REIT)
6.75%                                        05/01/13                         60,000                             60,255 (b,h)
Royal Bank of Scotland Group PLC
5.00%                                        10/01/14                         80,000                             77,968
Simon Property Group, L.P. (REIT)
4.60%                                        06/15/10                         52,000                             50,717 (h)
4.88%                                        08/15/10                        125,000                            122,852 (h)
Skandinaviska Enskilda Banken AB
7.50%                                        03/29/49                        250,000                            262,385 (b,i)
SLM Corp.
4.00%                                        01/15/10                        110,000                            106,146
Smith International, Inc.
6.00%                                        06/15/16                         25,000                             25,432 (h)
Southern Copper Corp.
7.50%                                        07/27/35                        200,000                            216,857 (h)
SouthTrust Bank
7.00%                                        11/15/08                          5,000                              5,121 (h)
Standard Chartered Bank Hong Kong Ltd.
4.38%                                        12/03/14                        100,000                             97,160 (i)
Station Casinos Inc.
7.75%                                        08/15/16                         70,000                             70,525 (h)
Stewart Enterprises, Inc.
6.25%                                        02/15/13                        173,000                            166,513 (h)
Sunoco, Inc.
5.75%                                        01/15/17                        110,000                            107,612
Telecom Italia Capital S.A.
4.88%                                        10/01/10                        180,000                            174,964
5.98%                                        07/18/11                         50,000                             49,925 (h,i)
7.20%                                        07/18/36                         70,000                             72,815
Telefonos de Mexico S.A. de C.V.
4.50%                                        11/19/08                         92,000                             90,341 (h)
The Kroger Co.
6.80%                                        12/15/18                         52,000                             54,496 (h)
The Thomson Corp.
5.50%                                        08/15/35                         47,000                             43,145 (h)
Time Warner, Inc.
6.88%                                        05/01/12                          4,000                              4,229 (h)
Tronox Worldwide LLC
9.50%                                        12/01/12                        185,000                            194,713
TXU Electric Delivery Co.
5.00%                                        09/01/07                         48,000                             47,806 (h)
6.38%                                        05/01/12                         28,000                             28,786 (h)
Union Pacific Railroad Co.
5.87%                                        07/02/30                         30,000                             30,791 (h)
United Overseas Bank Ltd.
4.50%                                        07/02/13                        100,000                             95,084 (b,h)
Vale Overseas Ltd.
8.25%                                        01/17/34                         40,000                             47,382 (h)
Valero Energy Corp.
3.50%                                        04/01/09                        126,000                            121,000 (h)
Verizon Pennsylvania Inc.
8.75%                                        08/15/31                         52,000                             62,149 (h)
VTB Capital S.A.
5.97%                                        08/01/08                        130,000                            130,065 (b,i)
6.12%                                        09/21/07                         50,000                             50,000 (b,h,i)
Wachovia Corp.
5.25%                                        08/01/14                        110,000                            108,547
5.63%                                        10/15/16                        125,000                            125,933
Wal-Mart Stores, Inc.
5.25%                                        09/01/35                         20,000                             18,419
6.88%                                        08/10/09                        250,000                            260,333
Wells Fargo & Co.
5.25%                                        12/01/07                         36,000                             35,976 (h)
Wells Fargo Bank NA
5.95%                                        08/26/36                        250,000                            257,797
Westar Energy, Inc.
5.15%                                        01/01/17                         29,000                             27,548 (h)
7.13%                                        08/01/09                         26,000                             26,874 (h)
Westfield Capital Corporation Ltd.
4.38%                                        11/15/10                         66,000                             63,658 (b,h)
Weyerhaeuser Co.
6.13%                                        03/15/07                         13,000                             13,009 (h)
7.38%                                        03/15/32                         30,000                             31,284
Williams Partners LP
7.25%                                        02/01/17                        110,000                            112,200 (b)
Wisconsin Electric Power
3.50%                                        12/01/07                         25,000                             24,571 (h)
5.70%                                        12/01/36                         40,000                             39,685
Wyeth
4.38%                                        03/01/08                         50,000                             49,452 (h)
6.95%                                        03/15/11                         30,000                             31,862
                                                                                                             26,426,944

NON-AGENCY COLLATERALIZED MORTGAGE
OBLIGATIONS - 2.5%
Banc of America Funding Corp.
5.75%                                        03/20/36                         67,773                             67,410 (h,i)
5.87%                                        02/20/36                        135,632                            135,549 (h,i)
Banc of America Mortgage Securities
(Class B)
5.38%                                        01/25/36                         67,722                             66,227 (h,i)
Bank of America Alternative Loan Trust
6.50%                                        07/25/35                        108,257                            109,607 (h)
Bear Stearns Commercial Mortgage Securities
6.02%                                        02/14/31                         54,000                             54,589 (h)
Bear Stearns Commercial Mortgage Securities
(Class A)
5.47%                                        04/12/38                        600,000                            606,553 (h,i)
CalSTRS Trust
4.13%                                        11/20/12                         60,000                             59,322 (b,h)
Citigroup Mortgage Loan Trust, Inc.
6.10%                                        08/25/36                        129,459                            129,703 (h,i)
Countrywide Alternative Loan Trust
5.98%                                        05/25/36                         24,811                             22,456 (h,i)
6.00%                                        03/25/36 - 08/25/36             103,618                             89,985 (h)
Countrywide Alternative Loan Trust
(Class B)
6.00%                                        05/25/36 - 08/25/36              54,776                             48,580 (h)
Countrywide Home Loan Mortgage
Pass Through Trust (Class M)
5.50%                                        12/25/35                         43,420                             42,137 (h)
Credit Suisse Mortgage Capital Certificates
(Class C)
5.65%                                        02/25/36                         24,760                             24,125 (h,i)
Crusade Global Trust (Class A)
5.55%                                        09/18/34                         12,141                             12,168 (h,i)
CS First Boston Mortgage Securities Corp.
5.22%                                        07/15/37                        468,420                             12,345 (b,d,h,i)
5.25%                                        08/25/34                         58,077                             57,509
5.33%                                        10/25/35                         29,725                             28,438 (h,i)
DLJ Commercial Mortgage Corp.
6.24%                                        11/12/31                        142,382                            144,060 (h)
First Union-Lehman Brothers-Bank of America
6.56%                                        11/18/35                         13,661                             13,793 (h)
GMAC Commercial Mortgage Securities, Inc.
6.42%                                        05/15/35                        177,767                            179,799 (h)
GMAC Commercial Mortgage Securities, Inc.
(Class X)
5.12%                                        12/10/41                        776,971                             17,458 (d,h,i)
Greenwich Capital Commercial Funding Corp.
5.12%                                        04/10/37                         35,182                             35,057 (h)
Impac CMB Trust (Class A)
6.11%                                        12/25/33                         20,350                             20,358 (h,i)
Indymac INDA Mortgage Loan Trust
5.16%                                        01/25/36                        135,845                            131,600 (h,i)
Indymac INDA Mortgage Loan Trust (Class B)
5.16%                                        01/25/36                        135,845                            134,555 (h,i)
Indymac Index Mortgage Loan Trust
5.38%                                        06/25/35                         75,483                             74,209 (h,i)
JP Morgan Alternative Loan Trust
5.38%                                        10/25/36                      1,766,551                          1,762,718 (h,i)
JP Morgan Chase Commercial Mortgage
Securities Corp.
6.47%                                        11/15/35                         25,489                             26,710 (h)
JP Morgan Mortgage Trust
5.41%                                        11/25/35                        107,052                            105,638 (h,i)
LB-UBS Commercial Mortgage Trust
4.06%                                        09/15/27                         56,722                             55,242 (h,i)
4.51%                                        12/15/29                         29,797                             28,881 (h)
5.06%                                        01/18/12                        628,152                             16,728 (d,h,i)
5.53%                                        03/15/39                        600,000                            607,018 (h)
5.66%                                        03/15/39                        600,000                            614,426 (h,i)
7.34%                                        02/15/40                        497,989                             10,632 (b,d,h,i)
7.67%                                        03/15/36                        515,628                             14,587 (b,d,h,i)
LB-UBS Commercial Mortgage Trust (Class X)
7.65%                                        12/15/39                        445,103                              7,722 (b,d,h,i)
Master Alternative Loans Trust
6.50%                                        08/25/34 - 05/25/35             139,088                            140,959 (h)
Master Alternative Loans Trust (Class 3)
6.50%                                        01/25/35                         58,899                             59,728 (h)
MLCC Mortgage Investors, Inc.
5.39%                                        02/25/36                         49,996                             49,230 (h,i)
Morgan Stanley Capital I
5.28%                                        12/15/43                        500,000                            500,482 (i)
5.33%                                        12/15/43                        500,000                            498,734 (i)
7.11%                                        04/15/33                         42,721                             44,384 (h)
Morgan Stanley Dean Witter Capital I
(Class A)
6.39%                                        10/15/35                         32,669                             34,158 (h)
6.54%                                        02/15/31                         17,984                             18,394 (h)
Nomura Asset Securities Corp. (Class A)
6.59%                                        03/15/30                         87,563                             88,628 (h)
Puma Finance Ltd. (Class A)
5.53%                                        03/25/34                         16,616                             16,632 (h,i)
5.56%                                        10/11/34                         20,243                             20,265 (h,i)
Residential Accredit Loans, Inc.
6.00%                                        01/25/36                        335,963                            328,558 (h)
Residential Asset Securitization Trust
(Class A)
5.50%                                        05/25/35                        157,220                            157,212 (h,i)
Structured Asset Securities Corp. (Class X)
2.15%                                        02/25/28                         33,651                              1,451 (i)
Wachovia Bank Commercial Mortgage Trust
5.51%                                        03/15/45                         29,000                             29,244 (h)
Wachovia Bank Commercial Mortgage Trust
(Class A)
5.77%                                        07/15/45                      1,800,000                          1,852,670 (h)
Wells Fargo Mortgage Backed Securities Trust
5.00%                                        11/25/20                        125,229                            123,479 (h)
5.35%                                        10/25/36                        241,926                            240,546 (h,i)
5.50%                                        01/25/36 - 03/25/36             234,985                            224,326 (h)
Wells Fargo Mortgage Backed Securities
Trust (Class B)
5.50%                                        03/25/36                        142,543                            137,715 (h)
                                                                                                             10,134,689

SOVEREIGN BONDS - 0.4%
Government of Argentina
7.00%                                        03/28/11 - 09/12/13             255,000                            252,630
9.38%                                        09/14/18                        100,000                            103,350 (b)
Government of Bahamas
6.63%                                        05/15/33                         19,000                             21,199 (b,h)
Government of Brazil
12.50%                                       01/05/22                        500,000                            268,033
Government of Canada
5.00%                                        07/17/09                         60,000                             59,817 (h)
Government of Colombia
7.38%                                        09/18/37                        100,000                            107,350 (h)
8.13%                                        05/21/24                         35,000                             40,425 (h)
Government of Manitoba Canada
4.90%                                        12/06/16                         75,000                             73,930
Government of Philippine
7.75%                                        01/14/31                        100,000                            113,500
Government of Turkey
7.38%                                        02/05/25                        100,000                            102,500 (h)
Government of Ukraine
6.58%                                        11/21/16                        205,000                            205,000 (b)
Government of Uruguay
7.63%                                        03/21/36                        105,000                            115,500
Government of Venezuela
7.65%                                        04/21/25                        100,000                            109,000
9.38%                                        01/13/34                        115,000                            151,800
                                                                                                              1,724,034

TOTAL BONDS AND NOTES                                                                                        91,293,848
 (COST $91,566,972)

                                                                           NUMBER OF
                                                                              SHARES                              VALUE
-----------------------------------------------------------------------------------------------------------------------
EXCHANGE TRADED FUNDS - 1.1%
-----------------------------------------------------------------------------------------------------------------------

Financial Select Sector SPDR Fund                                             23,352                            857,952 (j,o)
Industrial Select Sector SPDR Fund                                            96,005                          3,361,135 (j,o)

TOTAL EXCHANGE TRADED FUNDS                                                                                   4,219,087
 (COST $3,685,546)

TOTAL INVESTMENTS IN SECURITIES                                                                             377,683,069
 (COST $344,882,991)

                                                                           NUMBER OF
                                                                              SHARES                              VALUE
-----------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 14.7%
-----------------------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 8.1%
GEI Short Term Investment Fund
5.56%                                                                     32,380,830                       $ 32,380,830 (d,l)

SHORT-TERM SECURITIES PURCHASED WITH
COLLATERAL FROM SECURITIES ON LOAN - 6.6%
State Street Navigator Securities Lending
Prime Portfolio
5.33%                                                                     26,133,414                         26,133,414 (d,e)

TOTAL SHORT-TERM INVESTMENTS                                                                                 58,514,244
 (COST $58,514,244)

TOTAL INVESTMENTS                                                                                           436,197,313
 (COST $403,397,235)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (9.4)%                                                         (37,501,751)

NET ASSETS  - 100.0%                                                                                       $398,695,562
                                                                                                           ============


---------------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
---------------------------------------------------------------------------------------------------------------------------

The GE Institutional Strategic Investment Fund had the following long futures contracts open at December 31, 2006 (unaudited):

                                                                                                             UNREALIZED
                                                                        NUMBER OF    CURRENT NOTIONAL       APPRECIATION/
DESCRIPTION                                     EXPIRATION DATE         CONTRACTS         VALUE             DEPRECIATION
---------------------------------------------------------------------------------------------------------------------------
Long Gilt Futures                                  March 2007               2          $   423,253            $ (2,946)
S&P 500 Index Futures                              March 2007              40           14,284,000              27,200
U.S. Treasury Notes 2Yr. Futures                   March 2007              15            3,060,469             (12,229)
U.S. Treasury Notes 10Yr. Futures                  March 2007              29            3,116,594             (26,158)

The GE Institutional Strategic Investment Fund had the following Short futures contracts open at December 31, 2006 (unaudited):

                                                                                                             UNREALIZED
                                                                        NUMBER OF     CURRENT NOTIONAL     APPRECIATION/
DESCRIPTION                                      EXPIRATION DATE        CONTRACTS           VALUE           DEPRECIATION
---------------------------------------------------------------------------------------------------------------------------
Euro Bond Futures                                  March 2007               3            $(459,009)           $ 7,469
                                                                                                              -------
                                                                                                              $(6,664)
                                                                                                              =======

The GE Institutional Strategic Investment Fund had the following forward foreign currency contracts open at December 31, 2006 (unaudited):

                                                                                                             UNREALIZED
CURRENCY BOUGHT                              CURRECY SOLD                              SETTLEMENT DATE      DEPRECIATION
---------------------------------------------------------------------------------------------------------------------------
258,000 EUR                                   338,778 USD                             January 16, 2007        $ 1,736
255,419 USD                                   193,500 EUR                             January 16, 2007             33
36,507,614 JPY                                309,600 USD                             January 16, 2007         (2,472)
                                                                                                              -------
                                                                                                              $  (703)
                                                                                                              =======

GE INSTITUTIONAL INCOME FUND

SCHEDULE OF INVESTMENTS - DECEMBER 31, 2006 (UNAUDITED)

                                                                                      PRINCIPAL
                                                                                         AMOUNT                    VALUE
------------------------------------------------------------------------------------------------------------------------
BONDS AND NOTES - 100.2%
------------------------------------------------------------------------------------------------------------------------

U.S. TREASURIES - 25.0%
U.S. Treasury Bonds
4.50%                                   02/15/36                                   $  8,601,000            $   8,185,743 (j)
U.S. Treasury Inflation Indexed Bonds
2.00%                                   01/15/16                                      1,733,371                1,674,575 (j,m)
3.50%                                   01/15/11                                      3,298,379                3,433,415 (j,m)
U.S. Treasury Notes
4.63%                                   11/30/08 - 11/15/16                          66,630,000               66,425,397 (j)
                                                                                                              79,719,130

AGENCY MORTGAGE BACKED - 22.8%
Federal Home Loan Mortgage Corp.
4.50%                                   06/01/33 - 02/01/35                             651,368                  610,420 (h)
5.00%                                   07/01/35 - 10/01/35                           1,545,912                1,491,933 (h)
5.50%                                   05/01/20                                        162,010                  161,805 (h)
6.00%                                   04/01/17 - 11/01/36                           2,044,977                2,065,742 (h)
6.50%                                   01/01/27 - 09/01/36                           2,515,675                2,567,383 (h)
7.00%                                   10/01/16 - 08/01/36                             514,293                  528,538 (h)
7.50%                                   01/01/08 - 09/01/33                              79,374                   82,108 (h)
8.00%                                   11/01/30                                         56,098                   59,084 (h)
8.50%                                   04/01/30 - 05/01/30                              89,380                   95,829 (h)
9.00%                                   12/01/16                                          5,528                    5,895 (h)
9.50%                                   04/01/21                                            470                      508 (h)
Federal National Mortgage Assoc.
4.00%                                   05/01/19 - 06/01/19                             647,301                  609,844 (h)
4.50%                                   05/01/18 - 02/01/35                           4,424,861                4,238,688 (h)
5.00%                                   06/01/20 - 08/01/35                           2,876,652                2,790,224 (h)
5.02%                                   07/01/35                                      1,499,751                1,490,322 (h,i)
5.11%                                   08/01/35                                        941,744                  944,461 (h,i)
5.50%                                   03/01/14 - 08/01/35                           2,424,765                2,418,144 (h)
5.53%                                   10/01/24                                        116,439                  118,184 (h,i)
6.00%                                   02/01/14 - 08/01/35                           5,906,782                5,952,023 (h)
6.50%                                   07/01/17 - 08/01/36                           5,095,709                5,199,636 (h)
7.00%                                   08/01/13 - 06/01/36                           1,587,625                1,633,839 (h)
7.50%                                   12/01/09 - 03/01/34                             663,689                  689,579 (h)
8.00%                                   12/01/12 - 11/01/33                             304,644                  320,720 (h)
8.50%                                   05/01/31                                         15,229                   16,369 (h)
9.00%                                   06/01/09 - 12/01/22                              87,449                   91,546 (h)
5.00%                                   TBA                                           8,686,645                8,428,681 (c)
5.50%                                   TBA                                          13,585,000               13,436,166 (c)
6.00%                                   TBA                                           4,370,000                4,422,619 (c)
6.50%                                   TBA                                           5,095,000                5,190,531 (c)
Government National Mortgage Assoc.
4.50%                                   08/15/33 - 09/15/34                           1,188,019                1,128,097 (h)
5.00%                                   08/15/33                                        217,513                  212,130 (h)
6.00%                                   04/15/27 - 09/15/36                           1,106,658                1,122,810 (h)
6.50%                                   04/15/19 - 09/15/36                             979,952                1,006,311 (h)
7.00%                                   03/15/12 - 10/15/36                             782,945                  807,724 (h)
7.50%                                   01/15/23 - 10/15/33                             116,693                  121,507 (h)
8.00%                                   02/15/30 - 09/15/30                               2,723                    2,835 (h)
8.50%                                   10/15/17                                         22,217                   23,668 (h)
9.00%                                   11/15/16 - 12/15/21                             131,617                  141,466 (h)
5.50%                                   TBA                                           2,580,000                2,567,100 (c)
                                                                                                              72,794,469

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 5.6%
Collateralized Mortgage Obligation
Trust (Class B)
6.00%                                   11/01/18                                          2,504                    2,113 (d,f,h)
Federal Home Loan Mortgage Corp.
1.30%                                   10/15/18                                        899,866                   49,555 (g,h,i)
1.80%                                   12/15/30                                      1,938,684                   89,058 (g,h,i)
2.43%                                   09/15/36                                      1,179,743                   98,803 (g,h,i)
3.20%                                   10/15/33                                        373,840                  289,627 (h,i)
3.94%                                   12/15/33                                        231,580                  190,937 (h,i)
4.00%                                   02/15/21                                        467,811                   67,686 (g)
4.50%                                   04/15/13 - 12/15/20                           3,028,512                  381,115 (g,h)
4.50%                                   05/15/17 - 11/15/19                             765,600                  724,395 (h)
5.00%                                   12/15/13 - 06/15/28                          10,246,465                1,922,720 (g,h)
5.00%                                   05/15/20 - 02/15/35                           5,139,780                4,812,555 (h)
5.04%                                   06/15/33                                        717,802                  696,592 (h,i)
5.50%                                   04/15/17 - 06/15/33                             878,209                  159,243 (g,h)
5.50%                                   10/15/34                                        516,789                  518,181 (h)
7.50%                                   01/15/16                                         79,969                   82,368 (h)
7.50%                                   07/15/27                                         25,462                    5,091 (g,h)
8.00%                                   04/15/20                                            838                      837 (h)
8.00%                                   02/01/23 - 07/01/24                              24,649                    5,224 (g,h)
18.20%                                  09/25/43                                      2,919,293                   28,480 (d,g,h,i)
Federal Home Loan Mortgage STRIPS
5.94%                                   08/01/27                                          5,510                    4,469 (d,f,h)
Federal National Mortgage Assoc STRIPS
(Class 1)
4.23%                                   11/01/34                                      1,108,864                  842,678 (d,f,h)
Federal National Mortgage Assoc STRIPS
(Class 2)
7.50%                                   11/01/23                                        135,424                   34,216 (g,h)
8.00%                                   08/01/23 - 07/01/24                              51,346                   11,234 (g,h)
8.50%                                   03/01/17 - 07/25/22                               5,674                    1,188 (g,h)
9.00%                                   05/25/22                                          1,759                      448 (g,h)
Federal National Mortgage Assoc.
1.19%                                   12/25/42                                        676,285                   13,737 (g,h,i)
1.65%                                   10/25/29                                        664,310                   38,387 (g,h,i)
1.75%                                   12/25/30                                        961,314                   48,453 (g,h,i)
1.85%                                   06/25/36 - 12/25/36                           6,661,221                  427,630 (g,i)
1.85%                                   08/25/36                                      2,577,103                  226,108 (g,h,i)
2.15%                                   05/25/18                                        923,308                   60,938 (g,h,i)
2.25%                                   09/25/42                                      1,805,018                   98,148 (g,h,i)
2.30%                                   04/25/17 - 10/25/17                           1,431,580                   88,483 (g,h,i)
2.35%                                   08/25/16                                        441,141                   20,293 (g,h,i)
2.75%                                   06/25/42                                        576,803                   36,771 (g,h,i)
3.50%                                   09/25/31                                        447,508                  410,714 (h,i)
4.00%                                   02/25/28                                         42,282                   41,455 (h)
4.50%                                   05/25/18                                        299,518                   27,192 (g,h)
4.50%                                   12/25/19                                        287,100                  264,775 (h)
4.75%                                   11/25/14                                        169,518                   10,524 (g,h)
5.00%                                   08/25/17 - 02/25/32                             328,840                   35,048 (g,h)
5.00%                                   03/25/35                                        382,800                  357,020 (h)
5.50%                                   07/25/34 - 02/25/35                           1,090,076                1,091,168 (h)
5.75%                                   02/25/35                                        574,200                  579,597 (h)
6.00%                                   12/25/34                                        364,700                  370,701 (h)
6.50%                                   12/25/34                                        233,371                  237,458 (h)
8.00%                                   07/25/14                                        197,281                  199,922 (h)
Federal National Mortgage Assoc.
(Class 1)
4.24%                                   01/25/36                                      1,113,782                  839,871 (d,f)
Federal National Mortgage Assoc.
(Class S)
1.75%                                   02/25/31                                        639,649                   30,709 (g,h,i)
Federal National Mortgage Assoc. REMIC
1.88%                                   01/25/37                                      3,140,000                  202,628 (g,i)
4.50%                                   11/25/13                                        494,357                   19,023 (g,h)
4.84%                                   03/25/31                                        629,164                  617,429 (h,i)
5.00%                                   10/25/22                                        295,858                   44,239 (g,h)
Federal National Mortgage Assoc. REMIC
(Class B)
5.11%                                   12/25/22                                          1,705                    1,412 (d,f,h)
Federal National Mortgage Assoc. REMIC
(Class J)
1080.91%                                03/25/22                                             20                      222 (g,h)
Federal National Mortgage Assoc. REMIC
(Class K)
1008.00%                                05/25/22                                             29                      849 (g,h)
Government National Mortgage Assoc.
5.00%                                   02/16/34                                        310,460                  287,834 (h)
                                                                                                              17,747,551

ASSET BACKED - 5.4%
Accredited Mortgage Loan Trust
(Class A)
5.65%                                   07/25/34                                         94,154                   94,476 (h,i)
Bank One Issuance Trust
3.59%                                   05/17/10                                        121,740                  120,247 (h)
Bear Stearns Asset Backed Securities
Inc. (Class A)
5.72%                                   01/25/34                                         52,644                   52,821 (h,i)
Capital One Master Trust (Class C)
6.70%                                   06/15/11                                        304,000                  309,998 (b,h)
Carmax Auto Owner Trust
4.35%                                   03/15/10                                        301,000                  297,130 (h)
Chase Funding Mortgage Loan
Asset-Backed Certificates
5.85%                                   03/25/32                                         66,126                   66,154 (h,i)
Citibank Credit Card Issuance Trust
4.45%                                   04/07/10                                        339,000                  334,810 (h)
CNH Equipment Trust (Class A)
5.51%                                   12/15/10                                        165,641                  165,863 (b,h,i)
Countrywide Asset-Backed Certificates
(Class A)
5.62%                                   05/25/36                                         57,320                   57,426 (h,i)
5.91%                                   08/25/32                                         13,255                   13,258 (h,i)
Countrywide Home Equity Loan Trust
(Class A)
5.58%                                   07/15/27                                         57,973                   57,979 (h,i)
Discover Card Master Trust I (Class A)
5.38%                                   04/17/12                                      4,000,000                4,008,824 (h,i)
First Franklin Mortgage Loan Asset
Backed Certificates
5.63%                                   01/25/35                                         43,171                   43,207 (h,i)
Fleet Home Equity Loan Trust (Class A)
5.60%                                   01/20/33                                        215,179                  215,439 (h,i)
Ford Credit Floorplan Master Owner
Trust (Class A)
5.39%                                   07/15/09                                      2,700,000                2,699,344 (h,i)
GSAA Trust
5.38%                                   10/25/36                                      2,734,786                2,735,080 (h,i)
Honda Auto Receivables Owner Trust
(Class A)
4.15%                                   10/15/10                                        327,588                  322,686 (h)
Mid-State Trust
7.54%                                   07/01/35                                          6,282                    6,703 (h)
Peco Energy Transition Trust
6.52%                                   12/31/10                                        238,000                  248,541 (h)
Residential Asset Mortgage Products,
Inc.
5.59%                                   03/25/34                                         16,623                   16,632 (h,i)
5.68%                                   12/25/33                                         28,863                   28,891 (h,i)
Residential Asset Securities Corp.
5.60%                                   07/25/32                                         26,494                   26,497 (h,i)
Residential Asset Securities Corp.
(Class A)
4.16%                                   07/25/30                                        153,589                  151,541 (h,i)
5.62%                                   04/25/32                                         90,945                   90,963 (h,i)
5.64%                                   06/25/33                                         25,247                   25,245 (h,i)
5.72%                                   01/25/33                                         76,690                   76,715 (h,i)
SLM Student Loan Trust (Class A)
5.41%                                   06/15/18                                        345,969                  346,231 (h,i)
Superior Wholesale Inventory Financing
Trust (Class A)
5.53%                                   06/15/10                                      4,000,000                4,013,256 (h,i)
Volkswagen Auto Lease Trust (Class A)
3.94%                                   10/20/10                                        201,000                  198,935
Wachovia Asset Securitization Inc.
(Class A)
5.57%                                   06/25/34                                        222,805                  223,046 (h,i)
Wells Fargo Home Equity Trust
3.97%                                   05/25/34                                        155,000                  151,680 (h,i)
                                                                                                              17,199,618

CORPORATE NOTES - 29.7%
Abbey National PLC
7.95%                                   10/26/29                                        370,000                  466,618 (h)
Abbott Laboratories
5.88%                                   05/15/16                                        745,000                  768,261 (h)
AES Panama S.A.
6.35%                                   12/21/16                                        190,000                  186,457 (b)
AIG SunAmerica Global Financing VII
5.85%                                   08/01/08                                        305,000                  307,417 (b,h)
Allied Waste North America Inc.
(Series B)
7.13%                                   05/15/16                                        760,000                  752,400
Allied World Assurance Holdings Ltd.
7.50%                                   08/01/16                                        255,000                  273,817
Allstate Life Global Funding Trusts
3.85%                                   01/25/08                                        299,000                  294,492 (h)
Altria Group, Inc.
7.20%                                   02/01/07                                        194,000                  194,154 (h)
American Electric Power Company, Inc.
4.71%                                   08/16/07                                         74,500                   74,135 (h,k)
American Electric Power Company, Inc.
(Series C)
5.38%                                   03/15/10                                        665,000                  661,530 (h)
American Electric Power Company, Inc.
(Series D)
5.25%                                   06/01/15                                        289,000                  280,307 (h)
American Express Travel Related
Services Company Inc.
5.25%                                   11/21/11                                        505,000                  504,627 (b)
American General Corp.
7.50%                                   08/11/10                                        212,000                  227,044 (h)
American International Group, Inc.
6.25%                                   05/01/36                                        380,000                  406,205
Appalachian Power Co. (Series G)
3.60%                                   05/15/08                                        181,000                  176,715 (h)
Appalachian Power Co. (Series K)
5.00%                                   06/01/17                                        250,000                  234,435 (h)
Archstone-Smith Operating Trust
3.00%                                   06/15/08                                        540,000                  522,388 (h)
Arizona Public Service Co.
6.25%                                   08/01/16                                        290,000                  296,178 (h)
AT&T, Inc.
4.13%                                   09/15/09                                        880,000                  854,671 (h)
5.63%                                   06/15/16                                        580,000                  576,241 (h)
5.88%                                   08/15/12                                        250,000                  255,138 (h)
AvalonBay Communities, Inc. (REIT)
5.75%                                   09/15/16                                        190,000                  190,626 (h)
BAC CAP TRUST V
5.63%                                   03/08/35                                        376,000                  356,439 (h)
Banco BMG S.A.
9.15%                                   01/15/16                                        200,000                  202,700 (b,h)
Banco de Credito del Peru
6.95%                                   11/07/21                                        190,000                  190,000 (b,h,i)
Banco Mercantil del Norte S.A.
5.88%                                   02/17/14                                        500,000                  503,500 (b,h,i)
6.86%                                   10/13/21                                        280,000                  283,016 (b,h)
Banco Santander Chile
5.38%                                   12/09/14                                        381,000                  375,124 (b,h)
Bank of America Corp.
5.75%                                   08/15/16                                        230,000                  234,852 (h)
Bear Stearns Companies, Inc.
5.55%                                   01/22/17                                        380,000                  379,306
BellSouth Corp.
4.20%                                   09/15/09                                        600,000                  583,997 (h)
6.55%                                   06/15/34                                        356,000                  364,737 (h)
Bertin Ltda
10.25%                                  10/05/16                                        165,000                  174,075 (b)
10.25%                                  10/05/16                                        180,000                  190,422
BJ Services Co.
5.75%                                   06/01/11                                        290,000                  292,321 (h)
BNP US Funding LLC (Series A)
7.74%                                   12/31/49                                        174,000                  177,111 (b,h,i)
Boyd Gaming Corp.
7.13%                                   02/01/16                                        385,000                  383,075 (h)
Braskem S.A.
8.00%                                   01/26/17                                        160,000                  168,600 (b,h)
Bristol-Myers Squibb Co.
5.88%                                   11/15/36                                        250,000                  247,052
British Telecommunications PLC
8.63%                                   12/15/10                                        115,000                  128,385 (h)
Burlington Northern Santa Fe Corp.
8.13%                                   04/15/20                                        550,000                  658,121 (h)
Cablevision Systems Corp.
8.00%                                   04/15/12                                        180,000                  176,850 (h)
Cadbury Schweppes US Finance LLC
3.88%                                   10/01/08                                         81,000                   78,884 (b,h)
Campbell Soup Co.
5.50%                                   03/15/07                                        292,000                  292,061 (h)
Cap Cana S.A.
9.63%                                   11/03/13                                        190,000                  192,613 (b,h)
Capital One Bank
6.50%                                   06/13/13                                        139,000                  146,502 (h)
Capital One Capital III
7.69%                                   08/15/36                                        200,000                  226,941 (h)
Capital One Financial Corp.
8.75%                                   02/01/07                                        378,000                  378,925 (h)
Carolina Power & Light Co.
5.15%                                   04/01/15                                        179,000                  174,786 (h)
5.70%                                   04/01/35                                         92,000                   89,908 (h)
6.13%                                   09/15/33                                        241,000                  249,375 (h)
CBS Corp.
5.63%                                   05/01/07                                         43,000                   43,022 (h)
CCSA Finance Ltd.
7.88%                                   05/17/16                                        155,000                  166,238 (b,h)
Chaoda Modern Agriculture
7.75%                                   02/08/10                                        330,000                  330,000 (b,h)
Cia de Transporte de Energia Electrica
de Alta Tension S.A. (Series 1)
8.88%                                   12/15/16                                        120,000                  120,300 (b)
CIT Group, Inc.
5.13%                                   09/30/14                                        380,000                  369,345
Citigroup, Inc.
5.10%                                   09/29/11                                        480,000                  477,929
5.85%                                   12/11/34                                        630,000                  640,490
Clarendon Alumina Production Ltd.
8.50%                                   11/16/21                                        190,000                  198,075 (b)
Clear Channel Communications, Inc.
4.63%                                   01/15/08                                        229,000                  226,809 (h)
CNA Financial Corp.
6.50%                                   08/15/16                                        405,000                  422,482 (h)
Comcast Cable Communications
Holdings, Inc.
9.46%                                   11/15/22                                        117,000                  151,460 (h)
Comcast Cable Communications, Inc.
6.88%                                   06/15/09                                        955,000                  988,333 (h)
Comcast Corp.
5.88%                                   02/15/18                                        380,000                  375,160
Commonwealth Bank of Australia
6.02%                                   03/29/49                                        280,000                  283,282 (b,h,i)
Commonwealth Edison Co.
5.40%                                   12/15/11                                        305,000                  303,143
ConocoPhillips Canada Funding Co.
5.95%                                   10/15/36                                        380,000                  385,853
Consolidated Edison Company of New York
5.63%                                   07/01/12                                        170,000                  172,572 (h)
Constellation Brands, Inc.
7.25%                                   09/01/16                                        760,000                  780,900
Consumers Energy Co.
5.15%                                   02/15/17                                        238,000                  227,066 (h)
Corp Andina de Fomento
5.75%                                   01/12/17                                        220,000                  221,261 (h)
Cosan S.A. Industria e Comercio
8.25%                                   02/28/49                                        240,000                  233,400 (b,h)
Cosipa Commercial Ltd.
8.25%                                   06/14/16                                        200,000                  222,000 (b,h)
Countrywide Home Loans, Inc.
5.63%                                   05/15/07                                        317,000                  317,242 (h)
CRH America, Inc.
6.00%                                   09/30/16                                        195,000                  196,832 (h)
Crown Americas LLC and Crown Americas
Capital Corp.
7.75%                                   11/15/15                                        965,000                1,001,188 (h)
CSX Transportation, Inc.
9.75%                                   06/15/20                                        146,000                  195,082 (h)
DaimlerChrysler NA Holding Corp.
4.05%                                   06/04/08                                        250,000                  245,061 (h)
4.75%                                   01/15/08                                        250,000                  247,829 (h)
5.88%                                   03/15/11                                        325,000                  326,444 (h)
DBS Bank Ltd.
5.00%                                   11/15/19                                        443,000                  429,316 (b,h,i)
7.88%                                   08/10/09                                        395,000                  419,603 (b)
Delhaize America, Inc.
8.13%                                   04/15/11                                        445,000                  480,046 (h)
Detroit Edison Co.
6.13%                                   10/01/10                                        380,000                  388,273
Detroit Edison Co. (Series B)
5.45%                                   02/15/35                                        401,000                  372,985 (h)
Deutsche Bank Capital Funding Trust VII
5.63%                                   01/19/49                                        161,000                  158,219 (b,h,i)
Deutsche Telekom International
Finance BV
3.88%                                   07/22/08                                        470,000                  459,617 (h)
Devon OEI Operating Inc.
4.38%                                   10/01/07                                        141,000                  139,893 (h)
Diageo Capital PLC
5.50%                                   09/30/16                                        290,000                  286,316 (h)
Dominion Resources, Inc.
5.69%                                   05/15/08                                        371,400                  371,937 (h,k)
Dominion Resources, Inc. (Series B)
4.13%                                   02/15/08                                        333,000                  328,207 (h)
6.30%                                   09/30/66                                        715,000                  718,342 (h,i)
Dover Corp.
6.50%                                   02/15/11                                        225,000                  234,510
6.65%                                   06/01/28                                        155,000                  171,228
Duke Capital LLC
5.67%                                   08/15/14                                        404,000                  403,076 (h)
8.00%                                   10/01/19                                         28,000                   32,552 (h)
Duke Energy Corp.
5.38%                                   01/01/09                                        125,000                  124,746
Echostar DBS Corp.
7.00%                                   10/01/13                                      1,062,000                1,060,673
EI Du Pont de Nemours & Co.
4.88%                                   04/30/14                                        255,000                  246,154
El Paso Corp.
7.63%                                   09/01/08                                        280,000                  288,400 (h)
El Paso Electric Co.
6.00%                                   05/15/35                                        378,000                  365,022 (h)
El Paso Production Holding Co.
7.75%                                   06/01/13                                        505,000                  528,356 (h)
Embarq Corp.
7.08%                                   06/01/16                                        290,000                  295,309 (h)
Empresa Energetica de Sergipe and
Sociedade Anonima de Eletrificaao da
Paraiba
10.50%                                  07/19/13                                        205,000                  218,325 (b,h)
Enterprise Products Operating LP
4.00%                                   10/15/07                                        680,000                  671,682 (h)
EOP Operating LP
7.00%                                   07/15/11                                        500,000                  541,160 (h)
7.75%                                   11/15/07                                        382,000                  389,876 (h)
Evraz Group S.A.
8.25%                                   11/10/15                                        330,000                  339,488 (b,h)
Firstar Bank NA
7.13%                                   12/01/09                                        280,000                  294,644
FirstEnergy Corp. (Series B)
6.45%                                   11/15/11                                        640,000                  667,399 (h)
FPL Group Capital, Inc. (Series B)
5.55%                                   02/16/08                                        500,400                  501,046 (h)
Gaz Capital for Gazprom
6.21%                                   11/22/16                                        245,000                  246,715 (b)
Georgia Gulf Corp.
9.50%                                   10/15/14                                        510,000                  497,250 (b,h)
Georgia Power Co.
4.88%                                   07/15/07                                        386,000                  384,806 (h)
Goldman Sachs Group, Inc.
5.75%                                   10/01/16                                      1,190,000                1,208,105 (h)
Greater Bay Bancorp
5.25%                                   03/31/08                                        515,000                  513,500 (h)
Greentown China Holdings Ltd.
9.00%                                   11/08/13                                        190,000                  195,700 (b,h)
GS Caltex Corp.
5.50%                                   10/15/15                                        384,000                  379,811 (b,h)
GTE Corp.
6.94%                                   04/15/28                                        384,000                  399,684 (h)
7.51%                                   04/01/09                                        250,000                  260,801 (h)
Halliburton Co.
8.75%                                   02/15/21                                        533,000                  667,659 (h)
Harrah's Operating Company Inc.
5.75%                                   10/01/17                                        135,000                  113,104 (h)
Hexion US Finance Corp.
9.75%                                   11/15/14                                        655,000                  664,006 (b,h)
Home Depot, Inc.
5.25%                                   12/16/13                                        380,000                  377,174
5.40%                                   03/01/16                                        440,000                  430,203 (h)
Host Hotels & Resorts LP (Series R)
6.88%                                   11/01/14                                        180,000                  182,250 (b,h)
HSBC Capital Funding LP
4.61%                                   12/29/49                                        368,000                  342,725 (b,h,i)
HSBC Capital Funding LP (Series 1)
9.55%                                   12/31/49                                        162,000                  182,518 (b,h,i)
HSBC Finance Corp.
5.25%                                   01/15/14                                        375,000                  371,794
6.50%                                   11/15/08                                        528,000                  539,583 (h)
HSBC Holdings PLC
6.50%                                   05/02/36                                        100,000                  107,585
Hutchison Whampoa Finance CI Ltd.
(Series C)
7.50%                                   08/01/27                                        845,000                  963,623 (b,h)
Hydro Quebec
8.05%                                   07/07/24                                        495,000                  640,423
8.50%                                   12/01/29                                        180,000                  250,759
IBM Canada Credit Services Co.
3.75%                                   11/30/07                                        212,000                  208,445 (b,h)
Idearc Inc.
8.00%                                   11/15/16                                        655,000                  664,825 (b)
IIRSA Norte Finance Ltd.
8.75%                                   05/30/24                                        245,000                  287,263 (b,h)
Indiana Michigan Power Company
(Series H)
6.05%                                   03/15/37                                        150,000                  147,358
Industrias Unidas S.A.
11.50%                                  11/15/16                                        340,000                  357,000 (b)
ING Capital Funding TR III
8.44%                                   12/29/49                                        318,000                  351,947 (h,i)
ING Groep N.V.
5.78%                                   12/29/49                                        540,000                  537,772 (h,i)
International Business Machines Corp.
3.80%                                   02/01/08                                        250,000                  246,068 (h)
4.75%                                   11/29/12                                        300,000                  292,831 (h)
IPSCO, Inc.
8.75%                                   06/01/13                                        280,000                  299,950
iStar Financial, Inc. (REIT)
4.88%                                   01/15/09                                        128,000                  126,141 (h)
7.00%                                   03/15/08                                        170,000                  172,850 (h)
JBS S.A.
10.50%                                  08/04/16                                        155,000                  165,075 (b,h)
JP Morgan Chase & Co.
7.00%                                   11/15/09                                        805,000                  841,867 (h)
JP Morgan Chase Bank
5.88%                                   06/13/16                                        515,000                  530,436
Kansas Gas & Electric
5.65%                                   03/29/21                                        198,000                  193,508 (h)
Kazkommerts International
7.50%                                   11/29/16                                        345,000                  344,138 (b)
Kimco Realty Corp. (REIT)
4.82%                                   06/01/14                                        250,000                  238,467 (h)
Kinder Morgan Energy Partners LP
5.13%                                   11/15/14                                        295,000                  280,671 (h)
Kraft Foods, Inc.
5.25%                                   06/01/07                                        256,000                  255,800 (h)
Landsbanki Islands
6.07%                                   08/25/09                                        300,000                  302,222 (b,h,i)
6.10%                                   08/25/11                                        200,000                  203,334 (b,h)
Lehman Brothers Holdings, Inc.
5.75%                                   07/18/11                                        200,000                  203,978
Lloyds TSB Group PLC
6.27%                                   12/31/49                                        250,000                  249,990 (b,i)
MacDermid, Inc.
9.13%                                   07/15/11                                        660,000                  686,400 (h)
Majapahit Holding BV
7.25%                                   10/17/11                                        640,000                  658,400 (b,h)
7.75%                                   10/17/16                                        545,000                  577,019 (b,h)
Majestic Star Casino LLC
9.50%                                   10/15/10                                        695,000                  729,750 (h)
Markel Corp.
7.35%                                   08/15/34                                        245,000                  264,402 (h)
Marsh & McLennan Companies, Inc.
5.51%                                   07/13/07                                      1,000,000                1,000,031 (h,i)
Mediacom LLC
9.50%                                   01/15/13                                        505,000                  520,150 (h)
Merck & Company, Inc.
5.75%                                   11/15/36                                        170,000                  168,174
Merrill Lynch & Company, Inc.
6.05%                                   05/16/16                                        330,000                  342,294 (h)
Metropolitan Life Global Funding I
4.25%                                   07/30/09                                        460,000                  448,984 (b)
MGM Mirage
5.88%                                   02/27/14                                        455,000                  420,875 (h)
Midamerican Energy Holdings Co.
3.50%                                   05/15/08                                        357,000                  348,036 (h)
6.13%                                   04/01/36                                        245,000                  246,973 (h)
Mohegan Tribal Gaming Authority
8.00%                                   04/01/12                                        646,000                  672,648 (h)
Morgan Stanley
5.30%                                   03/01/13                                        200,000                  199,629 (h)
Morgan Stanley (Series F)
6.25%                                   08/09/26                                        230,000                  240,508 (h)
Motorola, Inc.
4.61%                                   11/16/07                                        374,900                  372,390 (h)
MUFG Capital Finance 1 Ltd.
6.35%                                   07/25/49                                        245,000                  248,877 (h,i)
Munich Re America Corp. (Series B)
7.45%                                   12/15/26                                        255,000                  292,492
NAK Naftogaz Ukrainy
8.13%                                   09/30/09                                        400,000                  390,472
Nakilat Inc.
6.07%                                   12/31/33                                        390,000                  387,052 (b)
6.27%                                   12/31/33                                        330,000                  326,957 (b)
National Power Corp.
9.63%                                   05/15/28                                        255,000                  309,244 (h)
NB Capital Trust IV
8.25%                                   04/15/27                                        290,000                  302,887 (h)
Nelnet, Inc.
5.13%                                   06/01/10                                        461,000                  451,013 (h)
Nevada Power Co. (Series N)
6.65%                                   04/01/36                                        130,000                  135,049 (h)
New Cingular Wireless Services Inc.
8.75%                                   03/01/31                                        417,000                  540,406 (h)
News America, Inc.
7.25%                                   05/18/18                                        531,000                  579,427 (h)
Nisource Finance Corp.
5.45%                                   09/15/20                                        290,000                  269,976 (h)
7.88%                                   11/15/10                                        130,000                  140,071
Noble Group, Ltd.
6.63%                                   03/17/15                                        330,000                  299,759 (b,h)
Norfolk Southern Corp.
6.00%                                   04/30/08                                         55,000                   55,433 (h)
8.63%                                   05/15/10                                        380,000                  416,036
Norfolk Southern Railway Co.
9.75%                                   06/15/20                                        261,000                  351,655 (h)
Northeast Utilities (Series B)
3.30%                                   06/01/08                                        235,000                  228,170 (h)
Northern States Power Co.
6.25%                                   06/01/36                                        115,000                  122,943 (h)
NorthWestern Corp.
5.88%                                   11/01/14                                        412,000                  404,806 (h)
Ohio Power Co. (Series E)
6.60%                                   02/15/33                                        121,000                  128,686 (h)
ONEOK Partners LP
5.90%                                   04/01/12                                        490,000                  495,401 (h)
Pacific Bell
7.13%                                   03/15/26                                        135,000                  144,324 (h)
Pacific Gas & Electric Co.
6.05%                                   03/01/34                                        189,000                  190,760 (h)
PanAmSat Corp.
9.00%                                   08/15/14                                        739,000                  780,569 (h)
Pemex Finance Ltd.
9.03%                                   02/15/11                                        565,250                  602,562 (h)
9.69%                                   08/15/09                                        473,000                  511,058 (h)
Pemex Project Funding Master Trust
6.13%                                   08/15/08                                        650,000                  654,453 (h)
7.38%                                   12/15/14                                        325,000                  357,130 (h)
Pepco Holdings, Inc.
5.50%                                   08/15/07                                        386,000                  385,691 (h)
5.99%                                   06/01/10                                        425,000                  425,568 (h,i)
Peru Enhanced Pass-Through Finance Ltd.
3.65%                                   05/31/18                                        310,000                  205,375 (b,d)
Petrobras International Finance Co.
6.13%                                   10/06/16                                        640,000                  646,400 (h)
Pioneer Natural Resources Co.
6.88%                                   05/01/18                                        505,000                  488,282 (h)
Popular North America, Inc.
4.25%                                   04/01/08                                        295,000                  290,165 (h)
Potomac Edison Co.
5.35%                                   11/15/14                                        178,000                  175,321 (h)
Procter & Gamble - ESOP (Series A)
9.36%                                   01/01/21                                        615,388                  769,042 (h)
Prudential Financial, Inc.
5.70%                                   12/14/36                                        380,000                  370,952
Prudential Holdings LLC (Series C)
8.70%                                   12/18/23                                        295,000                  360,711 (b,h)
Public Service Company of Colorado
7.88%                                   10/01/12                                        405,000                  453,207
Puget Sound Energy, Inc.
3.36%                                   06/01/08                                        232,000                  225,552 (h)
5.48%                                   06/01/35                                        250,000                  228,359 (h)
6.27%                                   03/15/37                                        115,000                  116,783 (h)
Rabobank Capital Funding II
5.26%                                   12/31/49                                        543,000                  531,024 (b,h,i)
Rabobank Capital Funding Trust
5.25%                                   12/29/49                                        320,000                  308,530 (b,h,i)
Ranhill Labuan Ltd.
12.50%                                  10/26/11                                        215,000                  212,850 (b)
Reichhold Industries, Inc.
9.00%                                   08/15/14                                        655,000                  641,900 (b)
Resona Bank Ltd.
5.85%                                   09/29/49                                        300,000                  292,937 (b,h,i)
Roseton Danskammer (Series B)
7.67%                                   11/08/16                                        500,000                  518,125 (h)
Rouse Company LP (REIT)
6.75%                                   05/01/13                                        300,000                  301,276 (b,h)
Royal Bank of Scotland Group PLC
5.00%                                   10/01/14                                        290,000                  282,633
RSHB Capital S.A.
7.18%                                   05/16/13                                        250,000                  263,438 (b,h)
Simon Property Group, L.P. (REIT)
4.60%                                   06/15/10                                        257,000                  250,658 (h)
4.88%                                   08/15/10                                        256,000                  251,601 (h)
Skandinaviska Enskilda Banken AB
7.50%                                   03/29/49                                        295,000                  309,614 (b,i)
SLM Corp.
4.00%                                   01/15/10                                        380,000                  366,687
Smith International, Inc.
6.00%                                   06/15/16                                        195,000                  198,366 (h)
Southern Copper Corp.
7.50%                                   07/27/35                                        490,000                  531,301 (h)
Standard Chartered Bank Hong Kong Ltd.
4.38%                                   12/03/14                                        420,000                  408,072 (i)
Station Casinos Inc.
7.75%                                   08/15/16                                        260,000                  261,950 (h)
Stewart Enterprises, Inc.
6.25%                                   02/15/13                                        803,000                  772,888 (h)
Sunoco, Inc.
5.75%                                   01/15/17                                        380,000                  371,751
Telecom Italia Capital S.A.
4.88%                                   10/01/10                                        635,000                  617,233
5.98%                                   07/18/11                                        390,000                  389,419 (h,i)
7.20%                                   07/18/36                                        255,000                  265,256
Telefonos de Mexico S.A. de C.V.
4.50%                                   11/19/08                                        140,000                  137,475 (h)
The Kroger Co.
6.80%                                   12/15/18                                        244,000                  255,714 (h)
The Thomson Corp.
5.50%                                   08/15/35                                        250,000                  229,494 (h)
Time Warner, Inc.
6.88%                                   05/01/12                                         21,000                   22,204 (h)
TNK-BP Finance S.A.
7.50%                                   07/18/16                                        135,000                  143,606 (b,h)
Tronox Worldwide LLC
9.50%                                   12/01/12                                        660,000                  694,650 (h)
TXU Electric Delivery Co.
5.00%                                   09/01/07                                        257,000                  255,963 (h)
6.38%                                   05/01/12                                        111,000                  114,115 (h)
Union Pacific Railroad Co.
5.87%                                   07/02/30                                        195,000                  200,142 (h)
United Overseas Bank Ltd.
4.50%                                   07/02/13                                        395,000                  375,581 (b,h)
Vale Overseas Ltd.
8.25%                                   01/17/34                                        255,000                  302,058
Valero Energy Corp.
3.50%                                   04/01/09                                        410,000                  393,730 (h)
Verizon Pennsylvania Inc.
8.75%                                   08/15/31                                        250,000                  298,795 (h)
VTB Capital S.A.
5.97%                                   08/01/08                                        320,000                  320,160 (b,i)
6.12%                                   09/21/07                                        310,000                  310,000 (b,h,i)
Wachovia Corp.
5.25%                                   08/01/14                                        390,000                  384,850
5.63%                                   10/15/16                                        375,000                  377,800
Wal-Mart Stores, Inc.
5.25%                                   09/01/35                                        180,000                  165,771
Wells Fargo & Co.
5.25%                                   12/01/07                                         41,000                   40,973 (h)
Wells Fargo Bank NA
5.95%                                   08/26/36                                        150,000                  154,678
Westar Energy, Inc.
5.15%                                   01/01/17                                        165,000                  156,737 (h)
7.13%                                   08/01/09                                        135,000                  139,538 (h)
Westfield Capital Corporation Ltd.
4.38%                                   11/15/10                                        363,000                  350,117 (b,h)
Weyerhaeuser Co.
6.13%                                   03/15/07                                        142,000                  142,101 (h)
7.38%                                   03/15/32                                        120,000                  125,136
Williams Partners LP
7.25%                                   02/01/17                                        395,000                  402,900 (b)
Wisconsin Electric Power
3.50%                                   12/01/07                                        298,000                  292,888 (h)
5.70%                                   12/01/36                                         95,000                   94,253 (h)
Wyeth
4.38%                                   03/01/08                                        300,000                  296,715 (h)
6.95%                                   03/15/11                                        190,000                  201,793 (h)
                                                                                                              94,503,631

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 9.9%
Banc of America Commercial
Mortgage Inc.
5.32%                                   10/10/11                                        373,000                  373,663 (h)
Banc of America Funding Corp.
5.75%                                   03/20/36                                        207,240                  206,129 (h,i)
5.87%                                   02/20/36                                        345,630                  345,418 (h,i)
Banc of America Mortgage Securities
(Class B)
5.33%                                   10/25/35                                        129,470                  125,273 (h,i)
5.38%                                   01/25/36                                        215,675                  211,197 (h,i)
5.56%                                   02/25/36                                        158,654                  156,439 (h,i)
Bank of America Alternative Loan Trust
6.50%                                   07/25/35                                        279,525                  283,009 (h)
Bear Stearns Commercial Mortgage
Securities
5.41%                                   03/11/39                                        171,604                  173,211 (h,i)
5.48%                                   10/12/41                                        619,000                  624,045 (h,i)
5.53%                                   10/12/41                                        619,000                  626,375 (h,i)
6.02%                                   02/14/31                                        424,000                  428,624 (h)
CalSTRS Trust
4.13%                                   11/20/12                                        687,000                  679,233 (b,h)
Citigroup Mortgage Loan Trust, Inc.
6.10%                                   08/25/36                                        455,505                  456,361 (h,i)
Countrywide Alternative Loan Trust
5.98%                                   05/25/36                                         79,394                   71,861 (h,i)
6.00%                                   03/25/36 - 08/25/36                             380,153                  330,211 (h)
Countrywide Alternative Loan Trust
(Class B)
6.00%                                   05/25/36 - 08/25/36                             239,041                  214,775 (h)
Countrywide Asset-Backed Certificates
5.60%                                   11/25/35                                        478,802                  479,164 (h,i)
Countrywide Home Loan Mortgage Pass
Through Trust (Class M)
5.50%                                   12/25/35                                        192,430                  186,744 (h)
Credit Suisse Mortgage Capital
Certificates
5.47%                                   09/15/39                                        549,000                  553,225 (h)
Credit Suisse Mortgage Capital
Certificates (Class C)
5.65%                                   02/25/36                                         94,090                   91,677 (h,i)
Crusade Global Trust (Class A)
5.55%                                   09/18/34                                         64,398                   64,542 (h,i)
CS First Boston Mortgage Securities
Corp.
1.50%                                   03/15/35                                      8,070,518                  279,294 (b,h,i)
5.22%                                   07/15/37                                      5,773,039                  152,143 (b,d,h,i)
5.25%                                   08/25/34                                        202,304                  200,325
5.33%                                   10/25/35                                        193,208                  184,848 (h,i)
6.13%                                   04/15/37                                      1,285,560                1,333,297 (h)
DLJ Commercial Mortgage Corp.
6.24%                                   11/12/31                                        246,293                  249,196 (h)
First Union-Lehman Brothers-Bank
of America
6.56%                                   11/18/35                                        272,464                  275,093 (h)
GMAC Commercial Mortgage Securities,
Inc.
6.42%                                   05/15/35                                      1,082,180                1,094,545 (h)
6.47%                                   04/15/34                                        204,404                  212,552 (h)
GMAC Commercial Mortgage Securities,
Inc. (Class X)
5.12%                                   12/10/41                                      8,849,049                  198,835 (d,h,i)
Greenwich Capital Commercial Funding
Corp.
5.12%                                   04/10/37                                        448,472                  446,877 (h)
Impac CMB Trust (Class A)
5.61%                                   10/25/35                                        602,291                  602,936 (h,i)
6.11%                                   12/25/33                                        112,973                  113,015 (h,i)
Indymac INDA Mortgage Loan Trust
5.16%                                   01/25/36                                        127,855                  123,859 (h,i)
Indymac INDA Mortgage Loan Trust
(Class B)
5.16%                                   01/25/36                                        127,855                  126,640 (h,i)
Indymac Index Mortgage Loan Trust
5.38%                                   06/25/35                                        326,689                  321,176 (h,i)
JP Morgan Chase Commercial Mortgage
Securities Corp.
1.12%                                   01/12/39                                      5,131,480                  174,159 (b,h,i)
6.47%                                   11/15/35                                        339,248                  355,504 (h)
JP Morgan Mortgage Trust
5.41%                                   11/25/35                                        623,115                  614,888 (h,i)
LB-UBS Commercial Mortgage Trust
4.06%                                   09/15/27                                        740,820                  721,497 (h,i)
4.51%                                   12/15/29                                        343,248                  332,691 (h)
4.53%                                   01/15/36                                      2,311,160                  152,666 (b,d,h)
5.06%                                   01/18/12                                      8,077,318                  215,103 (d,h,i)
5.26%                                   09/15/39                                        610,000                  610,738 (h)
5.37%                                   09/15/39                                        610,000                  611,024 (h)
6.23%                                   03/15/26                                        138,204                  140,706 (h)
6.31%                                   10/15/35                                      2,076,620                   86,511 (b,d,h,i)
7.34%                                   02/15/40                                      6,400,825                  136,656 (b,d,h,i)
7.67%                                   03/15/36                                      6,086,726                  172,190 (b,d,h,i)
LB-UBS Commercial Mortgage Trust
(Class A)
6.13%                                   12/15/30                                        285,400                  295,710 (h)
6.65%                                   11/15/27                                      1,427,276                1,499,797 (h)
LB-UBS Commercial Mortgage Trust
(Class B)
6.65%                                   07/14/16                                         65,000                   68,684 (b,h)
LB-UBS Commercial Mortgage Trust
(Class X)
5.28%                                   09/15/39                                     17,242,000                  586,104 (d,h,i)
7.65%                                   12/15/39                                      3,873,521                   67,199 (b,d,h,i)
Master Alternative Loans Trust
5.00%                                   08/25/18                                        277,631                   42,946 (g,h)
6.50%                                   08/25/34 - 05/25/35                           1,132,241                1,147,564 (h)
Master Alternative Loans Trust
(Class 3)
6.50%                                   01/25/35                                        304,361                  308,641 (h)
Merrill Lynch Mortgage Trust (Class A)
5.62%                                   05/12/39                                        840,000                  853,770 (h,i)
MLCC Mortgage Investors, Inc.
5.39%                                   02/25/36                                        175,865                  173,172 (h,i)
Morgan Stanley Capital I
5.28%                                   12/15/43                                        254,000                  254,245 (i)
5.33%                                   12/15/43                                        254,000                  253,357 (i)
5.39%                                   11/12/41                                        694,000                  692,800 (h,i)
5.71%                                   07/20/44                                        200,000                  204,273 (h)
7.11%                                   04/15/33                                        440,132                  457,263 (h)
Morgan Stanley Dean Witter Capital I
(Class A)
6.39%                                   10/15/35                                        471,800                  493,299 (h)
6.54%                                   02/15/31                                        237,697                  243,124 (h)
Morgan Stanley Dean Witter Capital I
(Class X)
1.41%                                   02/01/31                                        865,854                   35,885 (b,h,i)
Puma Finance Ltd. (Class A)
5.53%                                   03/25/34                                        329,501                  329,816 (h,i)
5.56%                                   10/11/34                                        157,486                  157,655 (h,i)
Residential Accredit Loans, Inc.
6.00%                                   01/25/36                                        315,444                  308,492 (h)
6.03%                                   01/25/36                                         99,682                  100,134 (h,i)
Residential Funding Mortgage Security I
5.75%                                   01/25/36                                        215,060                  209,277 (h)
Residential Mortgage Securities
5.44%                                   08/10/30                                        877,880                  877,515 (b,h,i)
Structured Asset Securities Corp.
(Class X)
2.15%                                   02/25/28                                         53,021                    2,287 (i)
Wachovia Bank Commercial Mortgage Trust
5.51%                                   03/15/45                                        859,000                  866,216 (h)
5.68%                                   05/15/43                                        615,000                  624,364 (i)
Wachovia Bank Commercial Mortgage
Trust (Class A)
5.77%                                   07/15/45                                      1,000,000                1,029,261 (h)
Wells Fargo Mortgage Backed Securities
Trust
5.00%                                   11/25/20                                        497,339                  490,388 (h)
5.35%                                   10/25/36                                        854,210                  849,338 (i)
5.39%                                   08/25/35                                        486,705                  474,994 (h,i)
5.50%                                   01/25/36                                        315,707                  303,289 (h)
5.50%                                                                                                                    (h)
Wells Fargo Mortgage Backed Securities
Trust (Class B)
5.50%                                   03/25/36                                        436,539                  421,752 (h)
                                                                                                              31,642,751

SOVEREIGN BONDS - 1.8%
Government of Argentina
7.00%                                   03/28/11 - 09/12/13                             970,000                  960,488
8.28%                                   12/31/33                                        472,810                  514,181 (h)
9.38%                                   09/14/18                                        190,000                  196,365 (b)
Government of Bahamas
6.63%                                   05/15/33                                        253,000                  282,281 (b,h)
Government of Brazil
12.50%                                  01/05/22                                      1,125,000                  603,074
Government of Colombia
7.38%                                   09/18/37                                        245,000                  263,008 (h)
8.13%                                   05/21/24                                        220,000                  254,100 (h)
Government of Manitoba Canada
4.90%                                   12/06/16                                        260,000                  256,292
Government of Philippine
7.75%                                   01/14/31                                        245,000                  278,075
Government of Turkey
7.38%                                   02/05/25                                        245,000                  251,125 (h)
Government of Ukraine
6.58%                                   11/21/16                                        555,000                  555,000 (b)
Government of Uruguay
7.63%                                   03/21/36                                        330,000                  363,000 (h)
8.00%                                   11/18/22                                        175,000                  198,625
Government of Venezuela
7.65%                                   04/21/25                                        330,000                  359,700
9.38%                                   01/13/34                                        400,000                  528,000
                                                                                                               5,863,314

TOTAL BONDS AND NOTES                                                                                        319,470,464
 (COST $323,069,171)

                                                                               NUMBER OF SHARES                    VALUE
------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCK - 0.1%
------------------------------------------------------------------------------------------------------------------------

KeyCorp Capital                                                                          10,000            $     252,400 (a)
 (COST $250,000)

                                                                                      PRINCIPAL
                                                                                         AMOUNT                    VALUE
------------------------------------------------------------------------------------------------------------------------
SECURITIES PURCHASED WITH COLLATERAL
FROM SECURITIES ON LOAN - 15.0%
------------------------------------------------------------------------------------------------------------------------

ASSET BACKED - 10.4%
AESOP Funding II LLC (Class A)
5.47%                                   04/20/10                                     $2,000,000            $   2,004,738 (b,i)
Chase Credit Card Master Trust
(Class A)
5.46%                                   07/15/10                                        491,000                  491,786 (i)
CNH Wholesale Master Note Trust
(Class A)
5.46%                                   06/15/11                                      2,000,000                2,001,545 (i)
Countrywide Asset-Backed Certificates
5.43%                                   06/25/35                                      2,768,302                2,768,431 (i)
5.78%                                   05/25/33                                          2,849                    2,851 (i)
Countrywide Asset-Backed Certificates
(Class 2)
5.65%                                   06/25/33                                            555                      556 (i)
Countrywide Asset-Backed Certificates
(Class A)
5.75%                                   03/25/33                                         66,430                   66,479 (i)
Countrywide Home Equity Loan Trust
(Class A)
5.59%                                   05/15/28                                      1,416,417                1,416,531 (i)
Discover Card Master Trust I
(Class A)
5.37%                                   05/15/11                                        828,000                  828,378 (i)
First Franklin Mortgage Loan Asset
Backed Certificates
5.53%                                   09/25/35                                        828,000                  828,297 (i)
First Franklin Mortgage Loan Asset
Backed Certificates (Class M)
5.80%                                   03/25/35                                      2,000,000                2,011,090 (i)
Fleet Credit Card Master Trust II
(Class A)
5.49%                                   04/15/10                                      2,200,000                2,202,506 (i)
Fleet Home Equity Loan Trust (Class A)
5.60%                                   01/20/33                                         85,832                   85,936 (h,i)
Ford Credit Floorplan Master Owner
Trust (Class A)
5.39%                                   07/15/09                                      2,680,000                2,679,349 (h,i)
GMAC Mortgage Corp. Loan Trust
5.44%                                   08/25/35                                      1,000,000                1,000,137 (i)
Gracechurch Card Funding PLC (Class A)
5.38%                                   02/17/09                                      3,552,000                3,552,000 (i)
GSAMP Trust
5.46%                                   05/25/36                                      1,397,419                1,397,419 (b,i)
5.50%                                   12/25/35                                        276,000                  276,114 (i)
Hertz Vehicle Financing LLC
5.44%                                   05/25/08                                      2,500,000                2,500,000 (b,i)
Long Beach Mortgage Loan Trust
5.47%                                   09/25/35                                        150,753                  150,742 (i)
5.63%                                   09/25/35                                      1,656,000                1,658,736 (i)
Option One Mortgage Loan Trust
(Class A)
5.77%                                   02/25/33                                        789,287                  790,087 (i)
Residential Asset Mortgage Products,
Inc.
5.62%                                   12/25/33                                        699,616                  701,651 (i)
Residential Asset Mortgage Products,
Inc. (Class A)
5.63%                                   06/25/32                                         10,222                   10,320 (i)
Saxon Asset Securities Trust
5.58%                                   05/25/35                                        550,028                  550,331 (i)
Structured Asset Investment Loan Trust
5.52%                                   04/25/35                                      2,443,065                2,444,128 (i)
Structured Asset Securities Corp.
5.55%                                   02/25/35                                        833,243                  833,948 (i)
                                                                                                              33,254,086

CORPORATE NOTES - 1.4%
Countrywide Financial Corp.
5.52%                                   09/02/08                                      2,200,000                2,201,318 (i)
Prudential Financial, Inc.
5.51%                                   06/13/08                                      2,276,000                2,281,672 (i)
                                                                                                               4,482,990

NON-AGENCY COLLATERALIZED MORTGAGE
OBLIGATIONS - 3.2%
Banc of America Large Loan
5.56%                                   03/15/22                                      3,414,000                3,415,429 (b,i)
Countrywide Asset-Backed Certificates
5.60%                                   11/25/35                                        478,802                  479,164 (h,i)
Crusade Global Trust (Class A)
5.55%                                   09/18/34                                        184,374                  184,783 (h,i)
Granite Master Issuer PLC
5.46%                                   12/20/54                                      1,000,000                1,000,544 (i)
Granite Mortgages PLC (Class 1)
5.55%                                   01/20/43                                         88,800                   88,882 (i)
Impac CMB Trust (Class A)
6.11%                                   12/25/33                                         43,792                   43,808 (h,i)
Interstar Millennium Trust (Class A)
5.56%                                   03/14/36                                        119,987                  120,207 (i)
JP Morgan Alternative Loan Trust
5.38%                                   08/25/36                                        743,151                  743,257 (i)
Lehman Brothers Floating Rate
Commercial Mortgage Trust
5.52%                                   10/15/17                                        517,994                  518,017 (b,i)
MortgageIT Trust (Class 1)
5.61%                                   05/25/35                                      2,406,444                2,408,128 (i)
National RMBS Trust
5.48%                                   03/20/34                                        217,242                  217,311 (i)
Residential Accredit Loans, Inc.
5.65%                                   03/25/34                                        114,728                  114,893 (i)
Thornburg Mortgage Securities Trust
(Class A)
5.69%                                   04/25/43                                         71,844                   71,913 (i)
Washington Mutual Inc.
5.69%                                   01/25/45                                        792,436                  793,510 (i)
                                                                                                              10,199,846

TOTAL SECURITIES PURCHASED WITH
COLLATERAL FROM SECURITIES ON LOAN                                                                            47,936,922
 (COST $47,919,060)

TOTAL INVESTMENTS IN SECURITIES                                                                              367,659,786
 (COST $371,238,231)

                                                                                      NUMBER OF
                                                                                         SHARES                    VALUE
------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 20.0%
------------------------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 8.8%
GEI Short Term Investment Fund
5.56%                                                                                27,956,649               27,956,649 (d,l)

SHORT-TERM SECURITIES PURCHASED WITH
COLLATERAL FROM SECURITIES ON LOAN -
11.2%
GEI Short Term Investment Fund
5.56%                                                                                35,577,436               35,577,436 (d,l)

TOTAL SHORT-TERM INVESTMENTS                                                                                  63,534,085
(COST $63,534,085)

TOTAL INVESTMENTS                                                                                            431,193,871
(COST $434,772,316)

LIABILITIES IN EXCESS OF OTHER ASSETS,
NET - (35.3)%                                                                                               (112,416,470)
                                                                                                         ---------------
NET ASSETS - 100.0%                                                                                      $   318,777,401
                                                                                                         ===============


------------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
------------------------------------------------------------------------------------------------------------------------

The GE Institutional Income Fund had the following long futures contracts open at December 31, 2006 (unaudited):

                                                                                                            UNREALIZED DEPRECIATION/
DESCRIPTION                           EXPIRATION DATE     NUMBER OF CONTRACTS     CURRENT NOTIONAL VALUE          APPRECIATION
------------------------------------------------------------------------------------------------------------------------------------
Long Gilt Futures                        March  2007                9                   $ 1,904,640                 $ (13,258)
U.S. Treasury Notes 2 Yr. Futures        March  2007               40                     8,161,250                   (32,610)
U.S. Treasury Notes 10 Yr. Futures       March  2007              117                    12,573,844                  (105,978)


The GE Institutional Income Fund had the following Short futures contracts open at December 31, 2006 (unaudited):

                                                                                                         UNREALIZED DEPRECIATION/
DESCRIPTION                 EXPIRATION DATE          NUMBER OF CONTRACTS       CURRENT NOTIONAL VALUE          APPRECIATION
-----------------------------------------------------------------------------------------------------------------------------------
Euro Bund Future            March  2007                      11                      $(1,683,033)               $  27,386
                                                                                                                ---------
                                                                                                                $(124,460)
                                                                                                                =========

The GE Institutional Income Fund had the following forward foreign currency contracts open at December 31, 2006 (unaudited):


CURRENCY BOUGHT                    CURRENCY SOLD                    SETTLEMENT DATE        UNREALIZED DEPRECIATION
-------------------------------------------------------------------------------------------------------------------
921,200 EUR                        1,209,616 USD                    January 16, 2007                $ 6,205
911,985 USD                        690,900 EUR                      January 16, 2007                    119
130,351,992 JPY                    1,105,440 USD                    January 16, 2007                 (8,826)
                                                                                                    -------
                                                                                                    $(2,502)
                                                                                                    =======

--------------------------------------------------------------------------------

(a)   Non-income producing security.
(b) Pursuant to Rule 144A of the Securities Act of 1933, these Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2006, these securities amounted to $6,750,171; $35,154,695 and $1,281,378 or 1.69%, 11.03% and 2.79% of net
      assets for the Strategic Investment Fund, Income Fund and Money Market Fund respectively. These securities have been determined to be liquid using procedures established by the Board of Trustees.
(c) Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.
(d)   Coupon amount represents effective yield.
(e) State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund's custodian and accounting agent.
(f) Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.
(g) Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.
(h) At December 31, 2006, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA's.
(i) Variable or floating rate security. The stated rate represents the rate at December 31, 2006.
(j)   All or a portion of security out on loan.
(k)   Step coupon bond. Security becomes interest bearing at a future date.
(l) GEAM, the investment adviser of the Fund, also serves as investment adviser of the Trust.
(m)   Treasury Inflation protected Securities.
(n) General Electric Co. is the parent company of GE Asset Management Incorporated, the Fund's investment advisor.
(o) Sponsored by SSgA Funds Management, Inc., an affiliate of State Street Bank & Trust Co., the Fund's custodian and accounting agent.
(p)   Managed by SSgA Funds Management, Inc., the Fund's sub-adviser.



*     Less than 0.1%.

Abbreviations:

ADR      American Depository Receipt

GDR      Global Depository Receipt

REGD.    Registered

REIT     Real Estate Investment Trust

REMIC    Real Estate Mortgage Investment Conduit

SPDR     Standard and Poor's Depository Receipt

STRIPS   Separate Trading of Registered Interest and Principal of Security

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.


     (b) There were no significant changes in the registrant's internal controls orin other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 3. EXHIBITS.

     Separate certifications by the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT



                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

GE Institutional Funds

By:   /S/MICHAEL J. COSGROVE
      Michael J. Cosgrove
      Chairman, GE Institutional Funds

Date:  February 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and theInvestment Company Act of 1940, this Report has been signed below by thefollowing persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:   /S/MICHAEL J. COSGROVE
      Michael J. Cosgrove
      Chairman, GE Institutional Funds

Date:  February 27, 2007


By:   /S/SCOTT RHODES
      Scott Rhodes
      Treasurer, GE Institutional Funds

Date:  February 27, 2007